Schedule of Investments (unaudited)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27.	$1,000	$966,431
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	375,406
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27	170	163,627
Toyota Auto Receivables Owner Trust Series 2021-B,
Class A4, 0.53%, 10/15/26	75	67,793
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	93,243
Total Asset-Backed Securities — 0.2%
(Cost: $1,744,770)		1,666,500

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 05/15/29)	100	90,692
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	161,022
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	460	379,187
Benchmark Mortgage Trust
4.59%, 05/15/55(a)	3,000	2,871,937
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	1,000	958,194
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	100	85,659
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	79,142
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	144	136,374
Commission Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	953,679
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	155	147,551
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	684	649,354
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47
(Call 07/15/24)	75	72,641
Series 2015-C29, Class A4, 3.61%, 05/15/48
(Call 06/15/28)	172	163,560
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49.	100	93,613
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	100	96,065
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 03/15/27)	150	139,817
Series 2018-C44, Class A5, 4.21%, 05/15/51	900	853,752
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	494,332
WFRBS Commercial Mortgage Trust, Series 2013-UBS1,
Class A4, 4.08%, 03/15/46(a)	89	87,368
		8,513,939
Total Collaterized Mortgage Obligations — 1.1%
(Cost: $9,727,042)		8,513,939

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 12/12/22)(b)	30	28,530
	Par
Security	(000)	Value

Advertising (continued)
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 01/03/23)(b)	$95	$82,580
7.50%, 06/01/29 (Call 06/01/24)(b)	80	59,390
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	75	56,271
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	50	39,562
3.38%, 03/01/41 (Call 09/01/40)	48	33,981
4.75%, 03/30/30 (Call 12/30/29)	68	64,333
5.40%, 10/01/48 (Call 04/01/48)	70	64,506
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	42	35,409
4.63%, 03/15/30 (Call 03/15/25)(b)	40	33,759
5.00%, 08/15/27 (Call 12/12/22)(b)	55	50,300
6.25%, 06/15/25 (Call 01/03/23)(b)	35	34,835
WPP Finance 2010, 3.75%, 09/19/24	255	246,422
		829,878
Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	30	28,017
4.95%, 08/15/25 (Call 05/15/25)	39	38,440
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	56	47,309
5.13%, 10/01/24 (Call 07/01/24)	105	104,010
5.90%, 02/01/27	51	51,228
5.95%, 02/01/37	40	38,166
6.75%, 01/15/28	35	35,754
6.88%, 05/01/25 (Call 04/01/25)(c)	49	50,084
Triumph Group Inc.
6.25%, 09/15/24 (Call 01/03/23)(b)	35	33,275
7.75%, 08/15/25 (Call 01/03/23)(c)	35	30,312
8.88%, 06/01/24 (Call 02/01/23)(b)	59	60,748
		517,343
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 12/12/22)(b)	45	43,897
6.00%, 06/15/30 (Call 06/15/25)(b)	75	73,476
		117,373
Airlines — 0.0%
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/23)(d)	50	20,804
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	90	85,283
		106,087
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	30	24,025
4.25%, 03/15/29 (Call 03/15/24)(b)	25	20,762
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	56	54,119
4.88%, 05/15/26 (Call 02/15/26)(b)	68	61,896
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	35	28,941
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	125	121,204
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	5	4,371
3.75%, 09/15/25 (Call 07/15/25)	10	9,780
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	25	19,356
4.13%, 07/15/27 (Call 04/15/27)	73	67,906
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	45	39,992
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	160	134,421

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Apparel (continued)
William Carter Co. (The), 5.63%, 03/15/27 (Call 01/03/23)(b)	$45	$43,360
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)	45	34,005
		664,138
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(b)	90	86,685
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	265	254,241
2.85%, 08/14/29 (Call 05/14/29)(b)	95	83,707
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	250	237,030
1.25%, 08/12/26 (Call 07/12/26)(b)	25	21,954
2.55%, 04/01/31 (Call 01/01/31)(b)	100	83,887
2.80%, 04/11/26 (Call 01/11/26)(b)	255	239,570
3.15%, 04/18/24 (Call 03/18/24)(b)	15	14,639
3.30%, 04/06/27 (Call 01/06/27)(b)	15	14,105
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,070
3.90%, 04/09/25 (Call 03/09/25)(b)	90	88,245
3.95%, 08/14/28 (Call 05/14/28)(b)	125	119,069
4.15%, 04/09/30 (Call 01/09/30)(b)	70	66,754
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	19,868
1.50%, 09/01/30 (Call 06/01/30)	60	48,014
2.60%, 09/01/50 (Call 03/01/50)	100	64,348
4.88%, 10/01/43 (Call 04/01/43)	55	52,645
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(b)	65	62,318
2.38%, 12/14/28(b)	220	184,723
2.50%, 12/14/31(b)	75	58,706
3.65%, 04/07/27(b)	10	9,299
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25
(Call 05/08/25)(b)	238	224,448
PACCAR Financial Corp.
0.35%, 02/02/24	10	9,504
1.10%, 05/11/26	55	49,323
1.80%, 02/06/25	70	66,081
2.15%, 08/15/24	15	14,333
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	35	29,707
		2,212,273
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	55	47,805
6.25%, 03/15/26 (Call 12/12/22)	16	15,247
6.50%, 04/01/27 (Call 01/03/23)	35	32,923
6.88%, 07/01/28 (Call 07/01/23)	30	28,880
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	85	52,989
4.35%, 03/15/29 (Call 12/15/28)	12	11,179
4.40%, 10/01/46 (Call 04/01/46)	2	1,486
5.40%, 03/15/49 (Call 09/15/48)	70	61,027
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	5	4,212
4.15%, 05/01/52 (Call 11/01/51)	115	86,838
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	235	211,721
4.38%, 03/15/45 (Call 09/15/44)	15	11,749
5.00%, 10/01/25(b)	115	113,141
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 12/16/22)(b)	20	8,413
	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
13.00%, 06/01/24 (Call 01/03/23)(b)(c)	$25	$26,168
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 01/02/23)(b)	25	24,471
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	35	28,327
4.50%, 02/15/32 (Call 02/15/27)	26	20,562
5.38%, 11/15/27 (Call 12/12/22)	35	32,219
5.63%, 06/15/28 (Call 06/15/23)	30	27,598
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	10	8,535
3.55%, 01/15/52 (Call 07/15/51)	35	21,966
3.80%, 09/15/27 (Call 06/15/27)	20	18,773
4.25%, 05/15/29 (Call 02/15/29)	40	36,403
5.25%, 05/15/49 (Call 11/15/48)	80	67,374
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	45	37,502
3.63%, 06/15/24 (Call 03/15/24)	205	200,631
4.15%, 10/01/25 (Call 07/01/25)	107	105,198
		1,343,337
Banks — 7.3%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	285	244,487
2.47%, 12/13/29 (Call 12/13/28)(a)(b)	50	40,587
3.32%, 03/13/37 (Call 12/13/31)(a)(b)	50	36,368
4.75%, 07/28/25(b)	70	67,885
4.80%, 04/18/26(b)	200	191,222
Agricultural Bank of China Ltd./Hong Kong, 0.70%,
06/17/24(d)	200	187,970
Agricultural Bank Of China Ltd./Singapore, 1.25%,
03/02/26(d)	200	181,488
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	200	192,602
Banco de Credito del Peru S.A., 3.13%, 07/01/30
(Call 07/01/25)(a)(d)	100	90,763
Banco do Brasil SA/Cayman, 4.63%, 01/15/25	200	195,026
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(c)(d)	150	125,184
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	196,192
Bangkok Bank PCL/Hong Kong, 3.47%, 09/23/36 (Call 09/23/31)	200	158,732
Bank of China Ltd.
3.50%, 04/20/27(d)	200	193,012
5.00%, 11/13/24(d)	400	397,288
Bank of Montreal
0.63%, 07/09/24	110	102,653
0.95%, 01/22/27 (Call 01/22/26),
(1 day SOFR + 0.603%)(a)	15	13,287
1.25%, 09/15/26	220	193,241
1.85%, 05/01/25	125	116,814
2.50%, 06/28/24	359	345,563
2.65%, 03/08/27	50	45,834
3.09%, 01/10/37 (Call 01/10/32)(a)	5	3,805
3.80%, 12/15/32 (Call 12/15/27)(a)	165	145,753
4.34%, 10/05/28 (Call 10/05/23)(a)	158	154,537
Series E, 3.30%, 02/05/24	165	162,056
Series H, 4.70%, 09/14/27 (Call 08/14/27)	90	89,007
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	60	56,542
1.05%, 10/15/26 (Call 09/15/26)	5	4,370
1.60%, 04/24/25 (Call 03/24/25)	92	85,450
1.65%, 07/14/28 (Call 05/14/28)	10	8,484
1.65%, 01/28/31 (Call 10/28/30)	75	58,951
1.80%, 07/28/31 (Call 04/28/31)	45	35,315

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.05%, 01/26/27 (Call 12/26/26)	$10	$9,021
2.10%, 10/24/24	50	47,754
2.45%, 08/17/26 (Call 05/17/26)	120	111,223
2.80%, 05/04/26 (Call 02/04/26)	120	113,330
3.00%, 10/30/28 (Call 07/30/28)	90	81,696
3.25%, 09/11/24 (Call 08/11/24)	60	58,447
3.25%, 05/16/27 (Call 02/16/27)	120	113,974
3.30%, 08/23/29 (Call 05/23/29)	100	90,168
3.40%, 05/15/24 (Call 04/15/24)	85	83,414
3.40%, 01/29/28 (Call 10/29/27)	165	154,600
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(a)	185	174,128
3.85%, 04/28/28	112	107,937
3.95%, 11/18/25 (Call 10/18/25)	50	49,215
5.80%, 10/25/28	200	207,502
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	70	69,120
Series G, 3.00%, 02/24/25 (Call 01/24/25)	110	106,275
Series J, 0.85%, 10/25/24 (Call 09/25/24)	10	9,284
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	16,680
Bank of Nova Scotia (The)
0.65%, 07/31/24	130	120,908
0.70%, 04/15/24	184	173,449
1.05%, 03/02/26	25	22,158
1.30%, 06/11/25	20	18,305
1.30%, 09/15/26	35	30,772
1.35%, 06/24/26	300	266,814
2.15%, 08/01/31	135	107,552
2.20%, 02/03/25	240	226,315
2.45%, 02/02/32	10	8,098
2.70%, 08/03/26	15	13,961
3.40%, 02/11/24	55	54,052
4.50%, 12/16/25	95	93,809
4.59%, 05/04/37 (Call 02/04/32)(a)	60	51,560
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	265	250,441
1.00%, 02/04/25(b)	40	36,548
1.60%, 10/04/26(b)	40	34,841
2.38%, 11/21/24(b)	215	203,166
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	180,556
BNG Bank NV
1.50%, 10/16/24(b)(c)	55	51,992
2.63%, 02/27/24(b)	50	48,755
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	225	196,330
1.90%, 09/30/28 (Call 09/30/27),
(1 day SOFR + 1.609%)(a)(b)	200	164,970
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	215	197,413
2.59%, 01/20/28 (Call 01/20/27)(a)(b)	200	175,448
2.82%, 01/26/41(b)(c)	235	147,169
2.87%, 04/19/32 (Call 04/19/31),
(1 day SOFR + 1.387%)(a)(b)	220	173,785
3.05%, 01/13/31 (Call 01/13/30),
(1 day SOFR + 1.507%)(a)(b)	225	186,086
4.38%, 05/12/26(b)	200	191,976
4.40%, 08/14/28(b)	230	216,897
4.63%, 03/13/27(b)	250	238,790
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	255	251,981
5.20%, 01/10/30 (Call 01/10/29),
(3 mo. LIBOR US + 2.567%)(a)(b)	150	143,717
	Par
Security	(000)	Value

Banks (continued)
BPCE SA
1.00%, 01/20/26(b)	$90	$79,113
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	165	145,251
2.38%, 01/14/25(b)	360	334,606
2.70%, 10/01/29(b)(c)	75	63,155
3.12%, 10/19/32 (Call 10/19/31),
(1 day SOFR + 1.730%)(a)(b)	60	43,427
3.25%, 01/11/28(b)	250	225,262
3.38%, 12/02/26	15	14,094
3.58%, 10/19/42 (Call 10/19/41),
(1 day SOFR + 1.952%)(a)(b)	55	36,175
4.50%, 03/15/25(b)	200	191,232
4.63%, 07/11/24(b)	35	33,923
4.63%, 09/12/28(b)	250	232,362
4.88%, 04/01/26(b)	245	233,059
5.15%, 07/21/24(b)	271	265,447
CBQ Finance Ltd., 2.00%, 05/12/26(d)	200	179,102
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	200	186,452
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	200	197,406
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	186,174
CIMB Bank Bhd, 4.69%, 10/09/24,
(3 mo. LIBOR US + 0.780%)(a)(d)	200	199,872
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	85	69,469
2.64%, 09/30/32 (Call 07/02/32)	80	60,098
2.85%, 07/27/26 (Call 04/27/26)	160	148,731
3.25%, 04/30/30 (Call 01/30/30)	100	87,940
4.30%, 12/03/25 (Call 11/03/25)	30	29,270
5.64%, 05/21/37 (Call 05/21/32)(a)	5	4,669
Comerica Bank, 2.50%, 07/23/24	200	191,418
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	130	122,582
Cooperatieve Rabobank UA
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	55	47,680
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	300	269,046
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	290	251,157
3.75%, 07/21/26	20	18,789
3.76%, 04/06/33 (Call 04/06/32)(a)(b)	260	223,116
5.25%, 05/24/41	136	139,580
5.25%, 08/04/45	20	18,110
5.75%, 12/01/43	35	33,555
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25(c)	290	281,570
Credit Agricole SA
2.81%, 01/11/41(b)	65	40,270
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	270	234,895
4.38%, 03/17/25(b)	25	24,249
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	230	208,426
3.25%, 10/04/24(b)	315	304,151
3.88%, 04/15/24(b)	330	324,591
4.13%, 01/10/27(b)	66	62,518
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(d)	200	177,146
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	300	295,806
DIB Sukuk Ltd., 2.95%, 01/16/26(d)	200	186,908
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	50	47,291
2.70%, 02/06/30 (Call 11/06/29)	30	24,042
3.45%, 07/27/26 (Call 04/27/26)	50	46,051

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.65%, 09/13/28 (Call 06/13/28)	$240	$224,038
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)	125	114,731
1.13%, 09/16/26 (Call 09/16/25)(a)(b)	250	220,092
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	230	200,523
1.61%, 03/30/28 (Call 03/30/27)(a)(b)	15	12,758
2.97%, 03/28/25 (Call 03/28/24)(a)(b)	15	14,471
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	80	81,107
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(d)(e)	200	193,232
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	215	200,733
2.05%, 02/10/25(b)	240	223,546
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(e)	200	189,424
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	19,643
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	140	135,227
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	40	31,016
4.63%, 02/13/47 (Call 08/13/46)	30	23,885
Hana Bank, 1.25%, 12/16/26(d)	200	171,648
Huntington Bancshares Inc., 2.49%, 08/15/36
(Call 08/15/31)(a)	70	51,447
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	150	124,344
2.63%, 08/06/24 (Call 07/06/24)	296	283,651
4.00%, 05/15/25 (Call 04/15/25)	145	141,303
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	200	197,810
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 4.85%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(d)	200	199,838
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(d)	200	181,200
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	200	190,354
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(d)	200	188,542
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	35	31,246
1.73%, 04/01/27 (Call 04/01/26),
(1 day SOFR + 1.005%)(a)	210	185,033
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(a)	95	75,606
3.55%, 04/09/24	120	117,390
3.95%, 03/29/27	265	251,339
4.25%, 03/28/33 (Call 03/28/32),
(1 day SOFR + 2.070%)(a)	20	17,622
4.55%, 10/02/28	200	190,548
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31
(Call 10/02/26)(a)(d)	200	173,702
KeyBank NA/Cleveland OH
3.40%, 05/20/26	15	14,071
3.90%, 04/13/29	30	27,074
KeyCorp
2.25%, 04/06/27	161	143,358
2.55%, 10/01/29	150	126,903
3.88%, 05/23/25 (Call 05/23/24)(a)	10	9,801
4.10%, 04/30/28	85	81,186
4.15%, 10/29/25	170	166,471
Kookmin Bank, 4.50%, 02/01/29(d)	200	186,768
Korea Development Bank (The)
2.00%, 10/25/31	200	161,132
3.00%, 01/13/26	200	190,902
	Par
Security	(000)	Value

Banks (continued)
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)(f)	$70	$41,125
0.25%, 03/08/24	410	388,266
0.38%, 07/18/25	375	339,566
0.50%, 09/20/24	187	174,226
0.63%, 01/22/26	224	200,894
0.75%, 09/30/30	190	150,898
1.00%, 10/01/26	60	53,470
1.38%, 08/05/24	325	308,623
1.75%, 09/14/29	305	267,555
2.00%, 05/02/25	179	169,896
2.50%, 11/20/24	380	365,913
2.63%, 02/28/24	480	468,662
2.88%, 04/03/28	149	141,374
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	90	80,792
1.75%, 07/27/26	215	197,357
1.75%, 01/14/27(d)	75	68,588
2.00%, 01/13/25	25	23,849
2.38%, 01/23/24(d)	165	160,844
2.38%, 06/10/25	105	100,314
Series 37, 2.50%, 11/15/27	115	107,325
Series 40, 0.50%, 05/27/25	240	218,964
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	340	314,388
3.75%, 01/11/27	250	233,097
4.34%, 01/09/48	255	186,910
4.38%, 03/22/28	200	188,006
4.45%, 05/08/25	210	205,298
4.55%, 08/16/28	215	201,117
4.58%, 12/10/25	220	208,318
4.65%, 03/24/26	200	190,434
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	245	231,843
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	90	64,615
3.62%, 06/03/30(b)	65	52,770
3.90%, 01/15/26(b)	210	203,133
4.00%, 07/29/25(b)	145	141,317
4.88%, 06/10/25(b)	35	34,350
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	200	185,462
1.41%, 07/17/25	95	86,324
1.54%, 07/20/27 (Call 07/20/26)(a)	20	17,403
2.05%, 07/17/30	200	159,304
2.19%, 02/25/25	240	225,398
2.31%, 07/20/32 (Call 07/20/31)(a)	235	183,293
2.49%, 10/13/32 (Call 10/13/31)(a)	110	86,716
2.56%, 02/25/30	200	165,976
2.76%, 09/13/26	15	13,751
2.80%, 07/18/24	20	19,229
2.85%, 01/19/33 (Call 01/19/32)(a)	235	190,174
3.20%, 07/18/29	40	35,248
3.29%, 07/25/27	10	9,246
3.41%, 03/07/24	300	293,871
3.74%, 03/07/29	95	87,641
3.75%, 07/18/39	200	163,848
3.78%, 03/02/25	15	14,624
4.05%, 09/11/28	10	9,396
4.29%, 07/26/38	30	26,424
5.13%, 07/20/33 (Call 07/20/32)(a)	200	195,282

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.47%, 09/13/33 (Call 09/13/32)(a)	$200	$199,562
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24),
(1 day SOFR + 0.509%)(a)	50	47,015
0.79%, 05/30/25 (Call 05/30/24),
(1 day SOFR + 0.525%)(a)	130	120,402
0.99%, 12/10/26 (Call 12/10/25),
(1 day SOFR + 0.720%)(a)	305	267,412
1.16%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.560%)(a)	115	105,276
1.51%, 07/20/27 (Call 07/20/26),
(1 day SOFR + 0.858%)(a)	239	208,054
1.59%, 05/04/27 (Call 05/04/26),
(1 day SOFR + 0.879%)(a)	294	258,938
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(a)	300	228,513
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(a)	250	191,577
2.19%, 04/28/26 (Call 04/28/25),
(1 day SOFR + 1.990%)(a)	85	79,042
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(a)	260	202,777
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(a)	230	170,642
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(a)	290	230,654
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(a)	335	281,383
2.72%, 07/22/25 (Call 07/22/24),
(1 day SOFR + 1.152%)(a)	60	57,216
2.80%, 01/25/52 (Call 01/25/51),
(1 day SOFR + 1.430%)(a)	155	99,964
2.94%, 01/21/33 (Call 01/21/32),
(1 day SOFR + 1.290%)(a)	235	192,597
3.13%, 07/27/26	80	75,074
3.22%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.485%)(a)	35	26,388
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(a)	119	109,833
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(a)	335	298,753
3.63%, 01/20/27	280	266,277
3.70%, 10/23/24	355	347,446
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)	195	179,954
3.88%, 01/27/26	160	155,222
3.95%, 04/23/27	220	212,018
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(a)	259	220,911
4.00%, 07/23/25	135	132,235
4.21%, 04/20/28 (Call 04/20/27),
(1 day SOFR + 1.610%)(a)	30	28,585
4.30%, 01/27/45	150	129,878
4.35%, 09/08/26	85	83,033
4.38%, 01/22/47	195	169,841
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(a)	340	322,262
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(a)	190	169,708
4.68%, 07/17/26 (Call 07/17/25)(a)	200	197,660
	Par
Security	(000)	Value

Banks (continued)
4.89%, 07/20/33 (Call 07/20/32)(a)	$200	$190,836
5.00%, 11/24/25	205	205,441
5.30%, 04/20/37 (Call 04/20/32)(a)	145	134,966
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(a)	145	151,413
6.25%, 08/09/26	25	26,509
6.34%, 10/18/33	200	212,608
6.38%, 07/24/42	162	178,842
7.25%, 04/01/32	150	172,090
Series F, 3.88%, 04/29/24	385	378,801
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.745%)(a)	70	64,061
MUFG Bank Ltd., 4.70%, 03/10/44(b)	35	31,399
National Bank of Canada, 0.75%, 08/06/24	300	277,947
Nordea Bank Abp
0.63%, 05/24/24(b)	55	51,434
0.75%, 08/28/25(b)	290	258,877
1.50%, 09/30/26(b)	95	82,220
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	90	83,426
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	75	62,336
3.15%, 05/03/29 (Call 02/03/29)	146	133,898
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(a)	110	99,939
3.65%, 08/03/28 (Call 05/03/28)	135	129,985
3.95%, 10/30/25	45	44,295
4.00%, 05/10/27 (Call 04/10/27)	15	14,725
NRW Bank
0.63%, 05/19/25(d)	120	109,736
0.88%, 03/09/26(d)	25	22,416
1.88%, 07/31/24	189	180,792
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	175	157,259
0.50%, 09/16/24	125	116,446
0.50%, 02/02/26	240	213,348
1.50%, 02/12/25	250	235,357
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)	118	105,391
4.25%, 06/19/24(b)	35	34,512
PNC Bank NA
2.70%, 10/22/29	30	25,415
2.95%, 02/23/25 (Call 01/24/25)	250	240,365
3.25%, 01/22/28 (Call 12/23/27)	75	70,016
4.05%, 07/26/28	45	42,479
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	43,890
2.20%, 11/01/24 (Call 10/02/24)	160	152,486
2.31%, 04/23/32 (Call 04/23/31),
(1 day SOFR + 0.979%)(a)	125	101,776
2.55%, 01/22/30 (Call 10/24/29)	270	229,495
2.60%, 07/23/26 (Call 05/23/26)	170	157,906
3.15%, 05/19/27 (Call 04/19/27)	65	60,455
3.45%, 04/23/29 (Call 01/23/29)	201	185,155
3.50%, 01/23/24 (Call 12/23/23)	189	186,118
3.90%, 04/29/24 (Call 03/29/24)	55	54,287
5.67%, 10/28/25 (Call 10/28/24)(a)	50	50,436
QNB Finance Ltd.
2.63%, 05/12/25(d)	200	188,190
3.50%, 03/28/24(d)	200	195,788

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	$115	$97,727
2.25%, 05/18/25 (Call 04/18/25)	160	149,835
7.38%, 12/10/37	76	86,948
Shanghai Commercial Bank Ltd., 5.00%, 01/17/29
(Call 01/17/24)(a)(d)	250	245,102
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(c)(d)	200	187,728
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30
(Call 02/05/25)(a)(d)	200	183,614
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(b)	200	184,662
0.85%, 09/02/25(b)	200	178,582
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)	15	14,025
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	315	270,579
2.68%, 06/29/32 (Call 06/29/31)(a)(b)	200	149,028
2.89%, 01/30/26 (Call 01/30/25)(a)(b)	20	18,487
3.27%, 02/18/36 (Call 11/18/30)(a)(b)	152	110,870
3.97%, 03/30/26 (Call 03/30/25)(a)(b)	200	189,078
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	200	179,594
4.87%, 03/15/33 (Call 03/15/28)(a)(b)(c)	165	145,411
5.70%, 03/26/44(b)	200	177,520
State Street Corp.
2.20%, 03/03/31	150	121,817
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(a)	120	113,629
2.40%, 01/24/30	65	55,480
2.62%, 02/07/33 (Call 02/07/32),
(1 day SOFR + 1.002%)(a)	20	16,467
2.65%, 05/19/26	90	85,031
2.90%, 03/30/26 (Call 03/30/25),
(1 day SOFR + 2.600%)(a)	125	118,764
3.03%, 11/01/34 (Call 11/01/29),
(1 day SOFR + 1.490%)(a)	70	59,329
3.15%, 03/30/31 (Call 03/30/30),
(1 day SOFR + 2.650%)(a)	5	4,400
3.30%, 12/16/24	89	87,054
3.55%, 08/18/25	99	96,419
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(a)	70	69,150
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(a)	115	109,554
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	35	33,733
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	10	9,488
1.40%, 09/17/26	25	21,808
1.47%, 07/08/25	240	218,830
1.71%, 01/12/31	110	83,430
1.90%, 09/17/28	200	165,994
2.13%, 07/08/30	85	67,583
2.14%, 09/23/30	125	96,865
2.22%, 09/17/31	10	7,824
2.30%, 01/12/41	65	41,503
2.63%, 07/14/26	65	59,830
2.70%, 07/16/24	250	239,617
2.72%, 09/27/29	15	12,720
2.75%, 01/15/30	215	181,761
2.93%, 09/17/41	190	128,586
3.01%, 10/19/26	90	83,381
3.04%, 07/16/29	50	43,577
	Par
Security	(000)	Value

Banks (continued)
3.05%, 01/14/42	$35	$24,905
3.20%, 09/17/29	150	129,374
3.35%, 10/18/27	88	81,201
3.36%, 07/12/27	145	134,335
3.45%, 01/11/27	55	51,465
3.54%, 01/17/28	20	18,405
3.78%, 03/09/26	125	120,510
3.94%, 07/19/28	20	18,575
4.31%, 10/16/28	45	42,424
4.44%, 04/02/24(b)	60	58,947
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	75	72,888
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	40	34,773
1.80%, 02/02/31 (Call 11/02/30)	75	53,630
2.10%, 05/15/28 (Call 03/15/28)	55	45,098
3.13%, 06/05/30 (Call 03/05/30)	120	98,149
3.50%, 01/29/25	40	38,482
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	275	257,232
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	225	197,698
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)	25	24,519
Toronto-Dominion Bank (The)
0.55%, 03/04/24	215	203,622
0.70%, 09/10/24	45	41,763
0.75%, 09/11/25	90	80,493
0.75%, 01/06/26	210	185,411
1.15%, 06/12/25	55	50,129
1.20%, 06/03/26	200	176,738
1.25%, 09/10/26	80	70,334
2.00%, 09/10/31	40	31,514
2.65%, 06/12/24	280	270,620
3.20%, 03/10/32	245	212,060
3.25%, 03/11/24	160	156,725
3.63%, 09/15/31 (Call 09/15/26)(a)	190	175,406
4.46%, 06/08/32	55	52,662
4.69%, 09/15/27	200	197,964
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	40	37,074
2.15%, 12/06/24 (Call 11/05/24)	20	19,013
2.25%, 03/11/30 (Call 12/11/29)	60	48,759
2.64%, 09/17/29 (Call 09/17/24)(a)	35	32,683
3.20%, 04/01/24 (Call 03/01/24)	55	53,805
3.30%, 05/15/26 (Call 04/15/26)	55	51,605
3.63%, 09/16/25 (Call 08/16/25)	25	24,012
3.80%, 10/30/26 (Call 09/30/26)	10	9,497
4.05%, 11/03/25 (Call 09/03/25)	5	4,920
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	35	29,601
1.20%, 08/05/25 (Call 07/03/25)	105	95,536
1.27%, 03/02/27 (Call 03/02/26),
(1 day SOFR + 0.609%)(a)	155	137,434
1.89%, 06/07/29 (Call 06/07/28),
(1 day SOFR + 0.862%)(a)	85	71,679
1.95%, 06/05/30 (Call 03/05/30)	85	69,310
2.50%, 08/01/24 (Call 07/01/24)	118	113,412
2.85%, 10/26/24 (Call 09/26/24)	95	91,679
3.70%, 06/05/25 (Call 05/05/25)	200	194,702
3.88%, 03/19/29 (Call 02/16/29)	95	87,970
4.00%, 05/01/25 (Call 03/01/25)	50	49,136
4.12%, 06/06/28 (Call 06/06/27)(a)	200	189,512

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.92%, 07/28/33 (Call 07/28/32)(a)	$50	$47,154
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(d)	200	189,350
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	10	7,811
1.45%, 05/12/25 (Call 04/11/25)	10	9,285
2.22%, 01/27/28 (Call 01/27/27),
(1 day SOFR + 0.730%)(a)	30	26,874
2.40%, 07/30/24 (Call 06/28/24)	180	173,786
2.49%, 11/03/36 (Call 11/03/31)(a)	175	135,671
2.68%, 01/27/33 (Call 01/27/32),
(1 day SOFR + 1.020%)(a)	60	49,639
3.00%, 07/30/29 (Call 04/30/29)	205	182,087
3.10%, 04/27/26 (Call 03/27/26)	40	38,011
3.38%, 02/05/24 (Call 01/05/24)	10	9,848
3.60%, 09/11/24 (Call 08/11/24)	225	221,287
3.70%, 01/30/24 (Call 12/29/23)	15	14,824
3.95%, 11/17/25 (Call 10/17/25)	10	9,821
4.97%, 07/22/33 (Call 07/22/32)(a)	200	190,566
Series V, 2.38%, 07/22/26 (Call 06/22/26)	220	203,542
Series X, 3.15%, 04/27/27 (Call 03/27/27)	170	160,708
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	30	26,969
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	250	242,780
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.360%)(a)	55	48,981
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	170	154,652
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26),
(1 day SOFR + 2.250%)(a)	35	29,684
Wintrust Financial Corp., 4.85%, 06/06/29	30	27,435
Woori Bank
0.75%, 02/01/26(d)	200	174,486
2.00%, 01/20/27(d)	200	175,728
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	15	12,473
		55,836,428
Beverages — 0.6%
Coca-Cola Co. (The)
1.00%, 03/15/28	95	80,561
1.38%, 03/15/31	113	89,475
1.45%, 06/01/27	135	120,157
1.50%, 03/05/28(c)	20	17,430
1.65%, 06/01/30	124	102,812
1.75%, 09/06/24	207	198,629
2.00%, 03/05/31	110	91,942
2.13%, 09/06/29	112	97,554
2.25%, 01/05/32	220	185,623
2.50%, 06/01/40	130	96,416
2.50%, 03/15/51	115	77,120
2.60%, 06/01/50	146	101,039
2.75%, 06/01/60	70	48,009
2.88%, 05/05/41	35	27,474
2.90%, 05/25/27	35	33,244
3.00%, 03/05/51	30	22,552
3.38%, 03/25/27	60	58,166
3.45%, 03/25/30	120	112,180
4.20%, 03/25/50	35	32,816
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	80	75,078
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(d)	200	170,236
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(d)	150	110,950
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 01/03/23)	60	56,741
	Par
Security	(000)	Value

Beverages (continued)
2.25%, 03/15/31 (Call 12/15/30)	$5	$4,050
2.55%, 09/15/26 (Call 06/15/26)	90	82,666
3.20%, 05/01/30 (Call 02/01/30)	105	92,519
3.35%, 03/15/51 (Call 09/15/50)	55	38,631
3.40%, 11/15/25 (Call 08/15/25)	135	130,453
3.43%, 06/15/27 (Call 03/15/27)	25	23,483
3.80%, 05/01/50 (Call 11/01/49)	45	34,464
3.95%, 04/15/29 (Call 02/15/29)	30	28,319
4.42%, 05/25/25 (Call 03/25/25)	15	14,970
4.42%, 12/15/46 (Call 06/15/46)	81	68,078
4.50%, 11/15/45 (Call 05/15/45)	35	30,249
4.50%, 04/15/52 (Call 10/15/51)	55	46,762
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	220	176,460
1.63%, 05/01/30 (Call 02/01/30)	148	122,815
1.95%, 10/21/31 (Call 07/21/31)	210	172,924
2.25%, 03/19/25 (Call 02/19/25)	87	83,130
2.38%, 10/06/26 (Call 07/06/26)	134	125,654
2.63%, 03/19/27 (Call 01/19/27)	58	54,116
2.63%, 07/29/29 (Call 04/29/29)	109	97,451
2.63%, 10/21/41 (Call 04/21/41)	5	3,790
2.75%, 04/30/25 (Call 01/30/25)	40	38,433
2.75%, 03/19/30 (Call 12/19/29)	167	148,815
2.75%, 10/21/51 (Call 04/21/51)	180	130,151
2.85%, 02/24/26 (Call 11/24/25)	120	115,234
2.88%, 10/15/49 (Call 04/15/49)	65	48,283
3.00%, 10/15/27 (Call 07/15/27)	117	110,937
3.38%, 07/29/49 (Call 01/29/49)	32	26,037
3.45%, 10/06/46 (Call 04/06/46)	36	29,715
3.50%, 07/17/25 (Call 04/17/25)	100	97,996
3.60%, 03/01/24 (Call 12/01/23)	10	9,874
3.60%, 08/13/42	30	25,560
3.63%, 03/19/50 (Call 09/19/49)	86	73,320
3.88%, 03/19/60 (Call 09/19/59)	40	35,873
4.00%, 03/05/42	10	9,076
4.00%, 05/02/47 (Call 11/02/46)	20	17,756
4.20%, 07/18/52 (Call 01/18/52)	35	32,782
4.45%, 04/14/46 (Call 10/14/45)	5	4,850
5.50%, 01/15/40	25	26,868
7.00%, 03/01/29	5	5,692
		4,424,440
Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	25	21,246
1.90%, 02/21/25 (Call 01/21/25)	95	89,631
2.00%, 01/15/32 (Call 10/15/31)	200	159,392
2.20%, 02/21/27 (Call 12/21/26)	143	130,134
2.30%, 02/25/31 (Call 11/25/30)	56	46,723
2.45%, 02/21/30 (Call 11/21/29)	70	60,061
2.60%, 08/19/26 (Call 05/19/26)	77	71,721
2.77%, 09/01/53 (Call 03/01/53)	125	77,491
2.80%, 08/15/41 (Call 02/15/41)	85	61,009
3.00%, 02/22/29 (Call 12/22/28)	5	4,525
3.00%, 01/15/52 (Call 07/15/51)	5	3,326
3.13%, 05/01/25 (Call 02/01/25)	37	35,804
3.15%, 02/21/40 (Call 08/21/39)	212	162,267
3.20%, 11/02/27 (Call 08/02/27)	70	65,981
3.38%, 02/21/50 (Call 08/21/49)	132	96,137
3.63%, 05/22/24 (Call 02/22/24)	269	264,812
4.05%, 08/18/29 (Call 06/18/29)	200	190,574

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology (continued)
4.20%, 02/22/52 (Call 08/22/51)	$10	$8,255
4.40%, 05/01/45 (Call 11/01/44)	117	101,006
4.40%, 02/22/62 (Call 08/22/61)	40	32,853
4.56%, 06/15/48 (Call 12/15/47)	75	66,507
4.66%, 06/15/51 (Call 12/15/50)	257	231,033
4.88%, 03/01/53 (Call 09/01/52)	10	9,133
4.95%, 10/01/41	211	200,087
5.15%, 11/15/41 (Call 05/15/41)	87	83,365
6.38%, 06/01/37	85	93,206
6.40%, 02/01/39	75	81,410
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	129	106,503
3.15%, 05/01/50 (Call 11/01/49)	125	85,821
3.25%, 02/15/51 (Call 08/15/50)	119	82,703
4.05%, 09/15/25 (Call 06/15/25)	120	116,983
5.20%, 09/15/45 (Call 03/15/45)	45	42,905
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	10	9,528
4.25%, 04/27/32 (Call 01/27/32)(b)	20	19,026
4.63%, 04/27/42 (Call 10/27/41)(b)	10	9,070
4.75%, 04/27/52 (Call 10/27/51)(b)	160	145,720
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	55	46,009
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	95	75,119
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	119	93,544
2.80%, 09/15/50 (Call 03/15/50)	91	58,278
		3,338,898
Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	35	30,203
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	100	81,115
5.00%, 03/01/30 (Call 03/01/25)(b)	40	35,474
6.38%, 06/15/32 (Call 06/15/27)(b)	50	46,342
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(b)	50	44,988
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	45	42,498
2.49%, 02/15/27 (Call 12/15/26)	14	12,706
2.70%, 02/15/31 (Call 11/15/30)	65	54,440
2.72%, 02/15/30 (Call 11/15/29)	104	88,771
3.38%, 04/05/40 (Call 10/05/39)	114	88,803
3.58%, 04/05/50 (Call 10/05/49)	192	140,749
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(b)	40	27,027
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	55	51,961
4.40%, 05/09/47 (Call 11/09/46)(b)	10	8,323
4.50%, 04/04/48 (Call 10/04/47)(b)	11	9,209
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	35	31,628
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	62	53,502
4.00%, 06/15/25 (Call 03/15/25)	117	113,427
James Hardie International Finance DAC, 5.00%, 01/15/28
(Call 01/15/23)(b)	25	23,068
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 01/03/23)(b)	30	25,424
4.88%, 12/15/27 (Call 01/03/23)(b)	30	23,468
6.25%, 05/15/25 (Call 01/03/23)(b)	30	28,473
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	194	175,803
	Par
Security	(000)	Value

Building Materials (continued)
1.70%, 08/01/27 (Call 06/01/27)	$62	$53,218
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	25	21,273
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	32	26,075
3.20%, 07/15/51 (Call 01/15/51)	67	46,335
3.45%, 06/01/27 (Call 03/01/27)	35	32,805
3.50%, 12/15/27 (Call 09/15/27)	60	56,067
4.25%, 07/02/24 (Call 04/02/24)	5	4,929
4.25%, 12/15/47 (Call 06/15/47)	95	77,980
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	42	35,083
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	94	73,565
2.00%, 02/15/31 (Call 11/15/30)	15	11,705
3.13%, 02/15/51 (Call 08/15/50)	5	3,172
3.50%, 11/15/27 (Call 08/15/27)	35	32,202
4.50%, 05/15/47 (Call 11/15/46)(c)	70	56,324
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	25	19,570
5.38%, 02/01/28 (Call 02/01/23)(b)	40	36,757
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	114	107,235
3.88%, 06/01/30 (Call 03/01/30)	45	40,649
3.95%, 08/15/29 (Call 05/15/29)	5	4,552
4.20%, 12/01/24 (Call 09/01/24)	39	38,393
4.30%, 07/15/47 (Call 01/15/47)	50	39,722
4.40%, 01/30/48 (Call 07/30/47)	45	35,568
7.00%, 12/01/36	25	27,077
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(b)(c)	15	15,088
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	56	51,695
6.50%, 03/15/27 (Call 12/12/22)(b)	25	24,470
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	70	62,595
3.90%, 04/01/27 (Call 01/01/27)	175	167,240
4.50%, 04/01/25 (Call 01/01/25)	50	49,618
4.50%, 06/15/47 (Call 12/15/46)	27	23,069
4.70%, 03/01/48 (Call 09/01/47)	40	34,873
		2,546,306
Chemicals — 0.5%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	15	11,808
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	115	105,600
1.85%, 05/15/27 (Call 03/15/27)	43	38,477
2.05%, 05/15/30 (Call 02/15/30)	79	66,455
2.70%, 05/15/40 (Call 11/15/39)	90	68,209
2.80%, 05/15/50 (Call 11/15/49)	50	35,534
3.35%, 07/31/24 (Call 04/30/24)	55	53,833
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	70	65,231
5.65%, 06/01/52 (Call 12/01/51)	10	9,386
Avient Corp.
5.75%, 05/15/25 (Call 01/03/23)(b)	50	48,862
7.13%, 08/01/30 (Call 08/01/25)(b)	50	49,052
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(b)(c)	50	40,953
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(c)	50	45,813
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	33,191

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
3.50%, 05/08/24 (Call 04/08/24)	$80	$77,691
6.17%, 07/15/27 (Call 06/15/27)	105	102,838
6.33%, 07/15/29 (Call 05/15/29)	105	101,006
6.38%, 07/15/32 (Call 04/15/32)	105	100,253
CF Industries Inc.
4.95%, 06/01/43	5	4,358
5.15%, 03/15/34	100	95,674
5.38%, 03/15/44	50	45,740
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	20	15,075
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	70	59,890
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	10	8,907
4.50%, 10/01/49 (Call 04/01/49)	60	48,501
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	30	27,703
4.25%, 10/15/28 (Call 10/15/23)	25	22,270
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	45	38,371
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	170	150,503
1.83%, 10/15/27 (Call 08/15/27)(b)	100	83,739
2.30%, 11/01/30 (Call 08/01/30)(b)	169	133,895
3.27%, 11/15/40 (Call 05/15/40)(b)	92	66,789
3.47%, 12/01/50 (Call 06/01/50)(b)	81	55,734
4.38%, 06/01/47 (Call 12/01/46)	60	47,270
4.45%, 09/26/28 (Call 06/26/28)	15	14,150
5.00%, 09/26/48 (Call 03/26/48)	75	64,637
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	34	26,341
2.00%, 08/10/50 (Call 02/10/50)	60	34,637
2.65%, 02/05/25 (Call 11/05/24)	35	33,647
3.20%, 01/30/26 (Call 10/30/25)	95	91,971
3.55%, 11/07/42 (Call 05/07/42)	50	41,175
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	20	19,354
5.13%, 10/15/27 (Call 04/15/27)	55	50,902
5.25%, 12/15/29 (Call 09/15/29)	55	49,145
5.65%, 12/01/44 (Call 06/01/44)	20	15,110
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	94	80,959
3.00%, 04/01/25 (Call 01/01/25)	20	19,110
3.95%, 05/13/50 (Call 11/13/49)	70	55,024
4.00%, 12/15/26 (Call 09/15/26)	20	19,231
4.13%, 03/15/35 (Call 09/15/34)	60	52,601
4.20%, 04/01/29 (Call 01/01/29)	55	52,060
4.90%, 06/01/43 (Call 12/01/42)	30	26,906
5.00%, 04/01/49 (Call 10/01/48)	51	46,909
5.25%, 01/15/45 (Call 07/15/44)	74	68,831
5.63%, 12/01/40	5	4,880
5.88%, 12/01/36	35	35,848
OCI NV, 4.63%, 10/15/25 (Call 01/02/23)(b)	50	47,933
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	35,658
2.40%, 08/15/24 (Call 07/15/24)	15	14,355
2.55%, 06/15/30 (Call 03/15/30)	100	84,924
3.75%, 03/15/28 (Call 12/15/27)	144	136,774
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/24)(b)	20	18,855
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	196,382
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	65	51,552
	Par
Security	(000)	Value

Chemicals (continued)
2.30%, 05/15/30 (Call 02/15/30)	$35	$29,034
2.90%, 03/15/52 (Call 09/15/51)	60	38,852
2.95%, 08/15/29 (Call 05/15/29)	25	22,025
3.30%, 05/15/50 (Call 11/15/49)	30	21,213
3.45%, 08/01/25 (Call 05/01/25)	10	9,634
3.45%, 06/01/27 (Call 03/01/27)	89	83,642
3.80%, 08/15/49 (Call 02/15/49)	65	49,691
3.95%, 01/15/26 (Call 10/15/25)	15	14,648
4.50%, 06/01/47 (Call 12/01/46)	110	95,493
4.55%, 08/01/45 (Call 02/01/45)	16	13,636
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	35	22,449
5.38%, 09/01/25 (Call 01/02/23)(b)(c)	45	36,359
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	85	68,597
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	105	84,625
3.80%, 06/06/26 (Call 03/06/26)(b)	15	13,864
4.75%, 06/01/28 (Call 03/01/28)(b)	135	125,184
		4,177,418
Commercial Services — 0.9%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	80	69,766
4.88%, 07/15/32(b)(c)	55	47,965
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	35	30,705
4.63%, 10/01/27 (Call 01/03/23)(b)	35	32,363
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	30	26,373
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	26	21,638
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)(c)	60	51,116
6.75%, 02/15/27 (Call 02/15/23)(b)	45	44,618
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	40	35,716
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	15	12,847
2.45%, 08/12/31 (Call 05/12/31)(b)	15	11,652
4.00%, 05/01/28 (Call 05/01/23)(b)	25	22,692
5.50%, 08/11/32 (Call 05/11/32)(b)	200	191,870
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	111	88,546
1.70%, 05/15/28 (Call 03/15/28)	57	50,207
3.38%, 09/15/25 (Call 06/15/25)	232	226,434
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	35	30,731
5.38%, 03/01/29 (Call 03/01/24)(b)	50	44,185
5.75%, 07/15/27 (Call 01/03/23)(b)	70	64,737
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	130	111,185
3.88%, 08/15/30 (Call 05/15/30)	15	13,277
5.25%, 10/01/25 (Call 07/01/25)	25	24,914
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(c)	80	71,012
3.50%, 06/01/31 (Call 03/01/31)	75	60,908
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)(c)	30	22,488
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	145	140,441
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	40	33,105
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	117	110,550
3.85%, 06/15/25 (Call 05/15/25)(b)	37	35,242

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	$240	$222,842
3.80%, 11/01/25 (Call 08/01/25)(b)	77	73,751
3.85%, 11/15/24 (Call 08/15/24)(b)	75	72,691
4.20%, 11/01/46 (Call 05/01/46)(b)	47	36,258
4.50%, 02/15/45 (Call 08/15/44)(b)	70	57,114
6.70%, 06/01/34(b)	5	5,271
7.00%, 10/15/37(b)	30	32,718
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	45	39,446
3.75%, 10/01/30 (Call 10/01/25)(b)	60	51,907
4.50%, 07/01/28 (Call 07/01/23)(b)	65	61,167
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	5	4,363
2.90%, 11/15/31 (Call 08/15/31)	170	135,121
3.20%, 08/15/29 (Call 05/15/29)	200	171,262
5.95%, 08/15/52 (Call 02/15/52)	60	54,919
Grand Canyon University
4.13%, 10/01/24	35	33,103
5.13%, 10/01/28 (Call 08/01/28)	40	37,177
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	150	128,844
2.65%, 07/15/31 (Call 04/15/31)	35	25,970
Herc Holdings Inc., 5.50%, 07/15/27 (Call 01/03/23)(b)	101	94,467
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	45	39,064
5.00%, 12/01/29 (Call 12/01/24)(b)	75	59,341
Korn Ferry, 4.63%, 12/15/27 (Call 01/03/23)(b)	30	27,451
MoneyGram International Inc., 5.38%, 08/01/26
(Call 08/01/23)(b)	25	25,251
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)	140	111,727
2.55%, 08/18/60 (Call 02/18/60)	82	47,143
3.10%, 11/29/61 (Call 05/29/61)	35	22,792
3.25%, 01/15/28 (Call 10/15/27)	12	11,097
3.25%, 05/20/50 (Call 11/20/49)	46	32,464
3.75%, 03/24/25 (Call 02/24/25)	40	39,027
3.75%, 02/25/52 (Call 08/25/51)	35	27,362
4.25%, 02/01/29 (Call 11/01/28)	7	6,731
4.88%, 02/15/24 (Call 11/15/23)	34	33,936
4.88%, 12/17/48 (Call 06/17/48)	24	22,088
5.25%, 07/15/44	77	74,970
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	59	54,893
2.30%, 06/01/30 (Call 03/01/30)(c)	79	65,579
2.40%, 10/01/24 (Call 09/01/24)	81	77,615
2.65%, 10/01/26 (Call 08/01/26)	95	88,391
2.85%, 10/01/29 (Call 07/01/29)	89	77,930
3.25%, 06/01/50 (Call 12/01/49)	102	72,277
4.40%, 06/01/32 (Call 03/01/32)	160	152,448
5.25%, 06/01/62 (Call 12/01/61)	30	27,916
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 12/16/22)(b)(c)	33	32,929
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	75	65,991
5.25%, 04/15/24(b)	55	54,502
5.75%, 04/15/26(b)	115	113,807
6.25%, 01/15/28 (Call 01/15/23)(b)	95	88,660
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	85	65,815
	Par
Security	(000)	Value

Commercial Services (continued)
2.90%, 10/01/30 (Call 07/01/30)	$46	$38,294
3.05%, 10/01/41 (Call 04/01/41)	95	64,308
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	65	56,459
4.00%, 03/18/29 (Call 12/18/28)	157	147,932
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 01/03/23)(b)	35	34,526
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	40,235
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	44	34,274
2.30%, 08/15/60 (Call 02/15/60)	90	51,848
2.45%, 03/01/27 (Call 02/01/27)(b)	35	32,220
2.50%, 12/01/29 (Call 09/01/29)	20	17,336
2.70%, 03/01/29 (Call 01/01/29)(b)	100	89,038
2.90%, 03/01/32 (Call 12/01/31)(b)	50	43,142
2.95%, 01/22/27 (Call 10/22/26)	12	11,336
3.25%, 12/01/49 (Call 06/01/49)	71	52,504
3.70%, 03/01/52 (Call 09/01/51)(b)	30	24,135
3.90%, 03/01/62 (Call 09/01/61)(b)	10	8,062
4.25%, 05/01/29 (Call 02/01/29)(b)	50	48,331
4.75%, 08/01/28 (Call 05/01/28)(b)	50	49,766
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	65	54,110
4.00%, 05/15/31 (Call 05/15/26)	65	55,683
4.63%, 12/15/27 (Call 01/03/23)	40	37,336
5.13%, 06/01/29 (Call 06/01/24)	60	56,878
7.50%, 04/01/27	15	15,199
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	130	114,711
2.72%, 04/16/31 (Call 01/16/31)(b)	10	7,983
Sotheby's, 7.38%, 10/15/27 (Call 12/12/22)(b)(c)	55	53,833
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(b)	30	25,200
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	42	33,337
3.38%, 03/22/27 (Call 12/22/26)(b)	93	85,509
4.13%, 02/02/26 (Call 11/02/25)(b)	37	35,568
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	40	33,240
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	75	69,237
2.05%, 04/15/26 (Call 03/15/26)(b)	107	92,880
3.15%, 06/15/31 (Call 03/15/31)(b)	75	59,208
Triton Container International Ltd./TAL International Container
Corp., 3.25%, 03/15/32 (Call 12/15/31)	25	19,477
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	65	53,646
3.88%, 11/15/27 (Call 01/03/23)	41	37,506
3.88%, 02/15/31 (Call 08/15/25)	80	68,819
4.00%, 07/15/30 (Call 07/15/25)	55	47,782
4.88%, 01/15/28 (Call 01/15/23)	125	119,339
5.25%, 01/15/30 (Call 01/15/25)	60	56,772
5.50%, 05/15/27 (Call 01/03/23)	44	43,421
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	39	27,683
4.00%, 06/15/25 (Call 03/15/25)	80	78,357
4.13%, 03/15/29 (Call 12/15/28)	70	66,363
5.50%, 06/15/45 (Call 12/15/44)	37	34,900
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(b)	50	45,448
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	35	20,167

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	$50	$40,861
		7,119,070
Computers — 0.5%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	55	49,565
4.00%, 07/01/29 (Call 07/01/24)(b)	50	44,484
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	65	57,396
2.30%, 09/14/31 (Call 06/14/31)	100	76,416
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	60	50,674
Dell Inc.
6.50%, 04/15/38	45	45,049
7.10%, 04/15/28	25	26,402
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	15	10,352
3.45%, 12/15/51 (Call 06/15/51)(b)	105	67,849
4.00%, 07/15/24 (Call 06/15/24)	22	21,587
4.90%, 10/01/26 (Call 08/01/26)	62	61,338
5.30%, 10/01/29 (Call 07/01/29)	105	103,369
5.85%, 07/15/25 (Call 06/15/25)	97	98,580
6.02%, 06/15/26 (Call 03/15/26)	169	172,632
6.10%, 07/15/27 (Call 05/15/27)	67	68,969
6.20%, 07/15/30 (Call 04/15/30)	74	76,244
8.10%, 07/15/36 (Call 01/15/36)	116	133,948
8.35%, 07/15/46 (Call 01/15/46)	101	117,936
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 01/03/23)	30	16,414
9.38%, 07/15/25 (Call 12/16/22)(b)	50	35,355
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(c)	40	35,332
2.38%, 09/15/28 (Call 07/15/28)	50	42,905
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26
(Call 01/03/23)(b)	40	6,432
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	27	23,746
2.20%, 03/15/31 (Call 12/15/30)	67	52,380
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	73	69,632
1.75%, 04/01/26 (Call 03/01/26)	80	72,675
4.90%, 10/15/25 (Call 07/15/25)	64	63,929
6.20%, 10/15/35 (Call 04/15/35)	99	103,864
6.35%, 10/15/45 (Call 04/15/45)	146	149,916
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	200	175,542
2.20%, 06/17/25 (Call 05/17/25)	90	83,999
2.65%, 06/17/31 (Call 03/17/31)	32	25,182
3.00%, 06/17/27 (Call 04/17/27)(c)	70	64,150
3.40%, 06/17/30 (Call 03/17/30)	142	122,050
4.00%, 04/15/29 (Call 02/15/29)	35	32,051
4.20%, 04/15/32 (Call 01/15/32)	25	21,907
4.75%, 01/15/28 (Call 12/15/27)	100	97,460
5.50%, 01/15/33 (Call 10/15/32)	30	28,653
6.00%, 09/15/41	71	69,309
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(d)	200	157,606
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	50	43,494
5.13%, 04/15/29 (Call 04/15/24)(b)	95	81,734
5.25%, 10/01/30 (Call 10/01/25)(b)	37	31,263
5.75%, 09/01/27 (Call 12/12/22)(b)	30	29,172
6.13%, 09/01/29 (Call 09/01/24)(b)	40	38,828
	Par
Security	(000)	Value

Computers (continued)
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	$95	$87,571
2.70%, 06/22/30 (Call 03/22/30)	77	64,450
3.30%, 09/29/24 (Call 07/29/24)	20	19,375
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	30	24,828
4.13%, 01/15/31 (Call 10/15/30)	35	27,429
4.75%, 01/01/25	40	38,800
4.88%, 03/01/24 (Call 01/01/24)	45	44,196
4.88%, 06/01/27 (Call 03/01/27)	40	37,655
5.75%, 12/01/34 (Call 06/01/34)	40	33,486
9.63%, 12/01/32	31	35,591
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	52	42,496
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	40	28,687
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	31	23,268
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	60	47,733
3.10%, 02/01/32 (Call 11/01/31)	75	55,740
4.75%, 02/15/26 (Call 11/15/25)	195	183,622
		3,852,697
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	79	69,119
4.00%, 08/15/45	42	38,214
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	40	34,982
5.50%, 06/01/28 (Call 06/01/23)(b)	70	66,574
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	15	12,172
2.00%, 12/01/24 (Call 11/01/24)	87	82,607
2.38%, 12/01/29 (Call 09/01/29)	69	59,501
2.60%, 04/15/30 (Call 01/15/30)	75	65,203
3.13%, 12/01/49 (Call 06/01/49)	45	32,837
3.15%, 03/15/27 (Call 12/15/26)	63	59,632
4.15%, 03/15/47 (Call 09/15/46)	70	61,565
4.38%, 06/15/45 (Call 12/15/44)	30	26,674
6.00%, 05/15/37	15	16,306
		625,386
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	30	25,427
4.50%, 10/24/28 (Call 07/24/28)(b)	45	42,517
IAA Inc., 5.50%, 06/15/27 (Call 01/03/23)(b)	35	34,394
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 01/03/23)(b)	22	21,527
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	25	19,795
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/12/22)(b)	25	23,931
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	220	207,051
3.75%, 05/15/46 (Call 11/15/45)	115	92,336
4.20%, 05/15/47 (Call 11/15/46)	35	30,044
4.60%, 06/15/45 (Call 12/15/44)	17	15,904
		512,926
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	160	141,178
2.88%, 08/14/24 (Call 07/14/24)	175	165,557
3.00%, 10/29/28 (Call 08/29/28)	215	180,508
3.15%, 02/15/24 (Call 01/15/24)	150	144,651
3.30%, 01/30/32 (Call 10/30/31)	170	134,303

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.40%, 10/29/33 (Call 07/29/33)	$150	$115,329
3.65%, 07/21/27 (Call 04/21/27)	125	112,766
3.85%, 10/29/41 (Call 04/29/41)	155	112,674
3.88%, 01/23/28 (Call 10/23/27)	200	178,852
4.45%, 10/01/25 (Call 08/01/25)	200	192,136
4.45%, 04/03/26 (Call 02/03/26)	210	200,976
4.63%, 10/15/27 (Call 08/15/27)	170	158,384
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	100	84,268
3.50%, 08/01/25	35	33,698
4.25%, 02/15/24	80	79,224
AIG Global Funding
0.65%, 06/17/24(b)	80	74,752
0.90%, 09/22/25(b)	95	84,736
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	30	27,617
1.88%, 08/15/26 (Call 07/15/26)	140	122,702
2.10%, 09/01/28 (Call 07/01/28)	30	24,426
2.88%, 01/15/26 (Call 12/15/25)(c)	20	18,428
2.88%, 01/15/32 (Call 10/15/31)	120	95,086
3.00%, 02/01/30 (Call 11/01/29)	130	108,835
3.13%, 12/01/30 (Call 09/01/30)	105	86,626
3.25%, 03/01/25 (Call 01/01/25)	55	52,158
3.25%, 10/01/29 (Call 07/01/29)	105	89,162
3.38%, 07/01/25 (Call 06/01/25)	95	89,672
3.75%, 06/01/26 (Call 04/01/26)	25	23,533
4.25%, 09/15/24 (Call 06/15/24)	5	4,920
4.63%, 10/01/28 (Call 07/01/28)	45	42,048
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	40	31,971
3.88%, 05/21/24 (Call 04/21/24)	120	116,827
4.63%, 03/30/25	85	83,783
5.13%, 09/30/24	165	163,733
5.75%, 11/20/25 (Call 10/21/25)	80	78,810
5.80%, 05/01/25 (Call 04/01/25)	164	164,843
8.00%, 11/01/31	200	214,005
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	15	13,347
2.50%, 07/30/24 (Call 06/30/24)	100	96,452
2.55%, 03/04/27 (Call 02/01/27)	35	31,824
3.00%, 10/30/24 (Call 09/29/24)	180	174,571
3.13%, 05/20/26 (Call 04/20/26)	95	89,997
3.30%, 05/03/27 (Call 04/03/27)	164	153,561
3.40%, 02/22/24 (Call 01/22/24)	120	118,014
3.63%, 12/05/24 (Call 11/04/24)	39	38,142
4.05%, 05/03/29 (Call 03/03/29)	200	191,342
4.05%, 12/03/42	115	100,283
4.20%, 11/06/25 (Call 10/06/25)	120	118,698
4.42%, 08/03/33 (Call 08/03/32)(a)	200	189,808
4.99%, 05/26/33 (Call 02/26/32)(a)	40	38,456
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	30	28,265
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	95	88,850
3.00%, 04/02/25 (Call 03/02/25)	67	64,414
3.70%, 10/15/24	70	68,460
4.50%, 05/13/32 (Call 02/13/32)	20	19,665
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	85	74,296
1.95%, 09/20/26 (Call 08/20/26)(b)	50	42,184
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.50%, 11/01/27 (Call 07/01/27)(b)	$90	$77,457
4.13%, 08/01/25 (Call 06/01/25)(b)	70	65,067
4.38%, 01/30/24 (Call 12/30/23)(b)	95	92,881
4.88%, 10/01/25 (Call 07/01/25)(b)	86	81,066
5.50%, 12/15/24 (Call 11/15/24)(b)	75	73,577
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	200	164,188
Bocom Leasing Management Hong Kong Co. Ltd., 1.13%, 06/18/24(d)	200	187,256
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	10	8,428
3.65%, 01/12/27 (Call 10/12/26)	30	28,652
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26
(Call 08/15/26)(d)	200	176,994
CDBL Funding 1, 3.50%, 10/24/27(d)	200	184,650
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	25	22,288
1.15%, 05/13/26 (Call 04/13/26)	40	35,664
1.65%, 03/11/31 (Call 12/11/30)	210	165,175
1.95%, 12/01/31 (Call 09/01/31)	50	39,667
2.00%, 03/20/28 (Call 01/20/28)	70	61,968
2.30%, 05/13/31 (Call 02/13/31)	15	12,439
2.75%, 10/01/29 (Call 07/01/29)	80	70,489
2.90%, 03/03/32 (Call 12/03/31)	5	4,297
3.20%, 03/02/27 (Call 12/02/26)	55	52,010
3.20%, 01/25/28 (Call 10/25/27)	194	181,759
3.25%, 05/22/29 (Call 02/22/29)	40	36,592
3.30%, 04/01/27 (Call 01/01/27)	20	19,051
3.45%, 02/13/26 (Call 11/13/25)	35	34,042
3.55%, 02/01/24 (Call 01/01/24)	65	64,084
3.85%, 05/21/25 (Call 03/21/25)	65	63,943
4.00%, 02/01/29 (Call 11/01/28)	15	14,396
4.20%, 03/24/25 (Call 02/24/25)	105	104,552
4.63%, 03/22/30 (Call 12/22/29)	75	74,315
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	200	183,674
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	40	30,796
4.10%, 06/15/51 (Call 12/15/50)	125	76,160
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%,
01/26/26(d)	200	182,642
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	115	111,392
3.75%, 06/15/28 (Call 03/15/28)	60	58,067
4.15%, 06/15/48 (Call 12/15/47)	15	13,541
5.30%, 09/15/43 (Call 03/15/43)	75	78,025
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	60	34,708
3.63%, 10/01/31 (Call 10/01/26)(b)	95	51,254
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	95	89,367
4.50%, 01/30/26 (Call 11/30/25)	55	53,241
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	20	18,772
Far East Horizon Ltd., 4.25%, 10/26/26(d)	200	150,322
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	95	73,703
2.85%, 03/30/25	60	57,427
2.95%, 08/12/51 (Call 02/12/51)	50	31,824
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(d)	200	181,202
1.75%, 08/02/26	200	177,948

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	$90	$69,158
2.10%, 06/15/30 (Call 03/15/30)	150	124,375
2.65%, 09/15/40 (Call 03/15/40)	97	69,317
3.00%, 06/15/50 (Call 12/15/49)	115	80,370
3.00%, 09/15/60 (Call 03/15/60)	80	52,750
3.10%, 09/15/27 (Call 06/15/27)	104	97,505
3.65%, 05/23/25 (Call 04/23/25)	5	4,908
3.75%, 12/01/25 (Call 09/01/25)	115	112,579
3.75%, 09/21/28 (Call 06/21/28)	35	33,371
4.00%, 09/15/27 (Call 08/15/27)	60	58,749
4.25%, 09/21/48 (Call 03/21/48)	185	159,320
4.60%, 03/15/33 (Call 12/15/32)	210	203,994
4.95%, 06/15/52 (Call 12/15/51)	35	33,757
5.20%, 06/15/62 (Call 12/15/61)	10	9,744
Intercorp Financial Services Inc., 4.13%, 10/19/27
(Call 07/19/27)(d)	200	173,682
Invesco Finance PLC
3.75%, 01/15/26	69	66,593
4.00%, 01/30/24	139	137,422
5.38%, 11/30/43	30	28,572
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	50	49,355
Legg Mason Inc.
4.75%, 03/15/26	80	81,050
5.63%, 01/15/44	64	63,824
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	65	56,830
4.38%, 05/15/31 (Call 05/15/26)(b)	30	25,920
4.63%, 11/15/27 (Call 01/03/23)(b)	30	27,715
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	190	178,045
1.38%, 04/06/26 (Call 03/06/24)(b)	30	26,565
2.00%, 04/06/28 (Call 02/06/28)(b)	250	214,380
2.50%, 04/06/31 (Call 01/06/31)(b)	25	21,041
3.20%, 04/06/41 (Call 10/06/40)(b)	20	15,074
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	30,652
2.00%, 03/03/25 (Call 02/03/25)	75	71,342
2.00%, 11/18/31 (Call 08/18/31)	25	20,608
2.95%, 11/21/26 (Call 08/21/26)	69	65,854
2.95%, 06/01/29 (Call 03/01/29)	79	72,389
2.95%, 03/15/51 (Call 09/15/50)	67	49,846
3.30%, 03/26/27 (Call 01/26/27)	92	88,612
3.35%, 03/26/30 (Call 12/26/29)	149	138,904
3.38%, 04/01/24	204	200,775
3.50%, 02/26/28 (Call 11/26/27)	60	57,703
3.65%, 06/01/49 (Call 12/01/48)	70	58,990
3.80%, 11/21/46 (Call 05/21/46)	44	38,009
3.85%, 03/26/50 (Call 09/26/49)	114	99,401
3.95%, 02/26/48 (Call 08/26/47)	52	45,874
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)(c)	10	9,603
3.97%, 04/13/30 (Call 01/13/30)(b)(c)	10	9,160
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	75	70,901
4.50%, 06/20/28 (Call 03/20/28)	155	149,366
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	77,315
2.50%, 12/21/40 (Call 06/21/40)	76	50,545
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.25%, 04/28/50 (Call 10/28/49)	$65	$44,911
3.85%, 06/30/26 (Call 03/30/26)	130	125,952
3.95%, 03/07/52 (Call 09/07/51)	5	3,938
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	52	41,116
5.50%, 08/15/28 (Call 08/15/23)(b)	65	55,075
5.75%, 11/15/31 (Call 11/15/26)(b)	45	35,898
6.00%, 01/15/27 (Call 01/15/23)(b)	50	45,460
Nomura Holdings Inc.
1.65%, 07/14/26	215	187,663
1.85%, 07/16/25	255	232,840
2.61%, 07/14/31	200	155,408
2.65%, 01/16/25	125	118,267
3.10%, 01/16/30	200	167,048
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	25	20,592
3.88%, 09/15/28 (Call 09/15/24)	45	35,731
4.00%, 09/15/30 (Call 09/15/25)	100	75,528
5.38%, 11/15/29 (Call 05/15/29)	60	50,131
6.63%, 01/15/28 (Call 07/15/27)	100	91,927
6.88%, 03/15/25	100	97,183
7.13%, 03/15/26	75	72,690
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	50	39,189
5.38%, 10/15/25 (Call 01/03/23)(b)	50	45,742
5.75%, 09/15/31 (Call 09/15/26)(b)	40	32,022
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	25	20,577
7.38%, 09/01/25 (Call 01/03/23)(b)	30	29,293
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	71	67,598
4.88%, 03/15/27 (Call 09/15/26)	32	28,949
6.63%, 03/15/25 (Call 09/15/24)	55	54,523
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	41	30,455
4.65%, 04/01/30 (Call 01/01/30)	111	108,446
4.95%, 07/15/46	25	22,744
Shinhan Card Co. Ltd., 1.38%, 10/19/25(d)	200	175,420
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	40	34,402
4.20%, 10/29/25 (Call 09/29/25)	40	36,700
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	179,520
StoneX Group Inc., 8.63%, 06/15/25 (Call 01/03/23)(b)	35	35,443
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	55	41,660
3.70%, 08/04/26 (Call 05/04/26)	15	13,688
3.95%, 12/01/27 (Call 09/01/27)	90	80,760
4.25%, 08/15/24 (Call 05/15/24)	15	14,632
4.38%, 03/19/24 (Call 02/19/24)	215	211,592
4.50%, 07/23/25 (Call 04/23/25)	140	134,043
5.15%, 03/19/29 (Call 12/19/28)	119	113,634
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	110	94,250
1.10%, 02/15/31 (Call 11/15/30)	90	70,740
1.90%, 04/15/27 (Call 02/15/27)	132	119,954
2.00%, 08/15/50 (Call 02/15/50)	152	95,090
2.05%, 04/15/30 (Call 01/15/30)	102	88,125
2.70%, 04/15/40 (Call 10/15/39)	84	66,745
2.75%, 09/15/27 (Call 06/15/27)	15	14,050
3.15%, 12/14/25 (Call 09/14/25)	427	411,581

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.65%, 09/15/47 (Call 03/15/47)	$57	$48,453
4.15%, 12/14/35 (Call 06/14/35)	105	101,169
4.30%, 12/14/45 (Call 06/14/45)	302	282,708
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	90	78,493
2.75%, 03/15/31 (Call 12/15/30)	50	38,308
2.85%, 01/10/25 (Call 12/10/24)	92	87,635
6.20%, 11/17/36	35	35,131
		17,947,454
Electric — 0.5%
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	200	179,958
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	20	14,215
3.80%, 10/01/47 (Call 04/01/47)	65	47,872
4.70%, 05/15/32 (Call 02/15/32)	100	96,055
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	225	184,077
5.00%, 09/01/44 (Call 03/01/44)(b)	50	45,976
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	100	80,340
3.95%, 03/01/48 (Call 09/01/47)	45	37,315
4.50%, 04/01/44 (Call 10/01/43)	85	77,425
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	15	14,258
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	75	65,965
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	30,734
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	60	50,238
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	25	21,887
Series K2, 6.95%, 03/15/33	10	11,371
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30
(Call 08/15/30)(b)	75	70,872
Commonwealth Edison Co.
4.00%, 03/01/48 (Call 09/01/47)	200	167,432
5.90%, 03/15/36	200	213,260
Consorcio Transmantaro SA, 4.70%, 04/16/34(d)	200	181,272
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38	100	80,470
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	85	74,018
4.35%, 01/15/25 (Call 10/15/24)(b)	50	48,843
4.55%, 04/01/49 (Call 10/01/48)(b)	35	28,763
5.45%, 07/15/44 (Call 01/15/44)(b)	30	27,778
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	81	68,795
3.25%, 06/30/26 (Call 03/30/26)	65	60,958
3.35%, 11/15/27 (Call 08/15/27)	90	82,852
3.65%, 06/15/24 (Call 03/15/24)	53	51,662
5.30%, 07/01/43 (Call 01/01/43)	25	22,899
Jersey Central Power & Light Co., 2.75%, 03/01/32
(Call 12/01/31)(b)	20	16,300
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28
(Call 02/15/28)(b)	80	75,738
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	100	91,580
4.30%, 03/15/49 (Call 09/15/48)	50	42,388
4.40%, 11/01/48 (Call 05/01/48)	100	84,383
5.25%, 04/20/46 (Call 04/20/26),
(3 mo. LIBOR US + 3.630%)(a)	40	35,862
5.80%, 01/15/33	100	105,432
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	105	83,138
4.15%, 04/01/48 (Call 10/01/47)	50	40,842
	Par
Security	(000)	Value

Electric (continued)
Series P, 2.60%, 04/01/30 (Call 01/01/30)	$70	$59,872
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	38,802
Series R, 2.90%, 10/01/51 (Call 04/01/51)	25	16,625
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	5	3,292
2.75%, 05/15/30 (Call 02/15/30)	105	91,847
2.95%, 04/01/25 (Call 01/01/25)	30	28,792
3.10%, 09/15/49 (Call 03/15/49)	146	105,091
3.70%, 11/15/28 (Call 08/15/28)	6	5,687
3.70%, 05/15/50 (Call 11/15/49)	20	16,034
3.75%, 04/01/45 (Call 10/01/44)	60	48,917
3.80%, 09/30/47 (Call 03/30/47)	45	36,946
3.80%, 06/01/49 (Call 12/01/48)	100	81,129
4.10%, 11/15/48 (Call 05/15/48)	20	17,042
4.55%, 09/15/32 (Call 06/15/32)(b)	50	49,451
4.55%, 12/01/41 (Call 06/01/41)	5	4,639
4.60%, 06/01/52 (Call 12/01/51)(b)	15	14,064
5.25%, 09/30/40	25	24,962
5.35%, 10/01/52 (Call 04/01/52)	30	30,792
7.00%, 05/01/32	200	228,618
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	15	13,571
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	65	64,007
4.15%, 03/15/43 (Call 09/15/42)	112	95,675
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	65	44,422
3.95%, 06/01/47 (Call 12/01/46)	65	53,689
4.13%, 06/15/44 (Call 12/15/43)	50	42,048
4.15%, 06/15/48 (Call 12/15/47)	60	50,864
6.25%, 05/15/39	25	26,920
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	200	163,194
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(b)	10	9,665
		4,179,880
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	45	34,894
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	60	51,094
4.75%, 06/15/28 (Call 06/15/23)(b)	45	39,454
6.50%, 12/31/27 (Call 08/31/24)(b)	25	23,857
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	40	35,679
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 01/03/23)(b)	110	111,378
7.25%, 06/15/28 (Call 06/15/23)(b)	90	91,223
		387,579
Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	90	73,650
2.30%, 03/12/31 (Call 12/12/30)	35	28,707
2.75%, 09/15/29 (Call 06/15/29)	50	43,815
3.05%, 09/22/26 (Call 06/22/26)	84	78,772
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	27,622
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	135	130,031
3.55%, 10/01/27 (Call 07/01/27)	20	18,190
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	27	25,426
2.20%, 09/15/31 (Call 06/15/31)	15	12,052
2.80%, 02/15/30 (Call 11/15/29)	70	60,760

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
3.20%, 04/01/24 (Call 02/01/24)	$30	$29,334
4.35%, 06/01/29 (Call 03/01/29)	90	86,980
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	30	25,478
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	90	70,091
4.63%, 04/15/26 (Call 01/15/26)	80	77,402
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	50	47,123
4.88%, 06/15/29 (Call 03/15/29)	89	82,946
4.88%, 05/12/30 (Call 02/12/30)	86	79,917
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	202	190,425
4.30%, 06/15/46 (Call 12/15/45)	57	45,207
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	5,691
3.15%, 08/15/27 (Call 05/15/27)	15	13,829
3.35%, 03/01/26 (Call 12/01/25)	20	19,131
3.50%, 02/15/28 (Call 11/15/27)	22	20,527
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	192	170,356
3.00%, 01/15/31 (Call 10/15/30)	35	28,731
3.60%, 01/15/30 (Call 10/15/29)	35	31,122
3.95%, 01/12/28 (Call 10/12/27)	27	25,340
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	52	45,535
4.55%, 10/30/24 (Call 07/30/24)	97	96,191
4.60%, 04/06/27 (Call 01/06/27)	50	49,124
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	85	74,631
5.00%, 10/01/25(b)	46	45,155
5.63%, 11/01/24(b)	70	69,895
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	50	41,576
4.38%, 02/15/30 (Call 11/15/29)(b)	45	39,857
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	35	34,720
4.90%, 06/15/28 (Call 03/15/28)	72	69,925
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	40	34,164
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	55	51,124
7.13%, 10/01/37	5	5,816
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	84	70,918
2.40%, 04/01/28 (Call 02/01/28)	45	35,605
2.95%, 04/01/31 (Call 01/01/31)	48	34,754
		2,347,645
Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25
(Call 08/17/25)(d)	200	179,532
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%,
01/15/26 (Call 01/03/23)(b)	60	57,357
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	30	26,844
		263,733
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	85	82,684
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	30	26,131
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	50	34,972
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	40	34,363
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29
(Call 06/01/24)(b)(c)	25	20,449
	Par
Security	(000)	Value

Engineering & Construction (continued)
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	$30	$20,351
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	22	20,898
3.63%, 04/28/26 (Call 01/28/26)(b)	155	144,795
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	30	24,361
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	40	32,191
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	27	24,421
		465,616
Entertainment — 0.3%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)	75	42,799
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)	100	37,386
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	35	30,895
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 01/03/23)(c)	40	38,298
5.50%, 05/01/25 (Call 01/03/23)(b)	85	84,714
6.50%, 10/01/28 (Call 10/01/23)	25	24,027
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	60	47,928
5.88%, 03/15/26 (Call 03/15/23)(b)	30	26,247
8.75%, 05/01/25 (Call 01/03/23)(b)	20	20,385
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 04/15/24)(b)(c)	75	48,750
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(b)	305	277,913
4.05%, 03/15/29 (Call 01/15/29)(b)	205	179,625
4.28%, 03/15/32 (Call 12/15/31)(b)	545	463,146
5.05%, 03/15/42 (Call 09/15/41)(b)	350	279,471
5.14%, 03/15/52 (Call 09/15/51)(b)	525	406,602
5.39%, 03/15/62 (Call 09/15/61)(b)	15	11,597
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(b)	25	23,460
Motion Bondco DAC, 6.63%, 11/15/27 (Call 01/02/23)(b)(c)	40	34,862
Odeon Finco PLC, 12.75%, 11/01/27	25	21,478
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)(c)	55	47,723
8.75%, 05/01/25 (Call 01/03/23)(b)	20	20,489
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 01/03/23)(b)	80	77,790
5.50%, 04/15/27 (Call 01/03/23)(b)(c)	35	31,660
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 01/03/23)(b)	25	25,195
Vail Resorts Inc., 6.25%, 05/15/25 (Call 01/03/23)(b)	50	50,196
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	100	82,939
3.75%, 12/01/29 (Call 12/01/24)(b)	25	21,771
		2,457,346
Environmental Control — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	60	50,948
5.00%, 09/01/30 (Call 09/01/25)	35	29,892
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(c)	2	1,789
1.45%, 02/15/31 (Call 11/15/30)	80	62,320
1.75%, 02/15/32 (Call 11/15/31)	82	63,985
2.30%, 03/01/30 (Call 12/01/29)	59	50,122
2.50%, 08/15/24 (Call 07/15/24)	98	94,079
2.90%, 07/01/26 (Call 04/01/26)	95	89,105

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Environmental Control (continued)
3.05%, 03/01/50 (Call 09/01/49)	$61	$43,278
3.20%, 03/15/25 (Call 12/15/24)	62	59,570
3.38%, 11/15/27 (Call 08/15/27)	63	59,200
3.95%, 05/15/28 (Call 02/15/28)	33	31,680
6.20%, 03/01/40	60	64,466
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	20	16,078
2.60%, 02/01/30 (Call 11/01/29)	60	51,769
2.95%, 01/15/52 (Call 07/15/51)	45	30,771
3.05%, 04/01/50 (Call 10/01/49)	92	64,570
3.50%, 05/01/29 (Call 02/01/29)	50	46,354
4.25%, 12/01/28 (Call 09/01/28)	70	67,679
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	42	37,666
1.15%, 03/15/28 (Call 01/15/28)	226	189,607
1.50%, 03/15/31 (Call 12/15/30)	12	9,509
2.50%, 11/15/50 (Call 05/15/50)	22	14,039
3.13%, 03/01/25 (Call 12/01/24)	50	48,359
3.15%, 11/15/27 (Call 08/15/27)	29	27,152
4.10%, 03/01/45 (Call 09/01/44)	90	79,301
4.15%, 07/15/49 (Call 01/15/49)	30	26,659
		1,409,947
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	35	37,143
B&G Foods Inc.
5.25%, 04/01/25 (Call 01/03/23)	50	44,148
5.25%, 09/15/27 (Call 01/03/23)	40	31,941
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	60	50,200
3.95%, 03/15/25 (Call 01/15/25)	97	95,139
4.15%, 03/15/28 (Call 12/15/27)	70	67,786
4.80%, 03/15/48 (Call 09/15/47)	65	59,075
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30
(Call 03/17/30)(d)	200	162,840
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	62	51,710
4.30%, 05/01/24 (Call 04/01/24)	92	90,895
4.60%, 11/01/25 (Call 09/01/25)	105	103,958
4.85%, 11/01/28 (Call 08/01/28)	86	84,087
5.30%, 11/01/38 (Call 05/01/38)	93	89,209
5.40%, 11/01/48 (Call 05/01/48)	105	99,986
8.25%, 09/15/30	45	51,586
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	30	24,312
3.50%, 10/01/26 (Call 07/01/26)	15	14,133
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	15	12,181
2.88%, 04/15/30 (Call 01/15/30)	75	65,860
3.00%, 02/01/51 (Call 08/01/50)	67	46,282
3.20%, 02/10/27 (Call 11/10/26)	45	42,959
4.00%, 04/17/25 (Call 02/17/25)	75	73,921
4.15%, 02/15/43 (Call 08/15/42)(c)	5	4,244
4.20%, 04/17/28 (Call 01/17/28)	81	79,622
4.70%, 04/17/48 (Call 10/17/47)	65	58,423
5.40%, 06/15/40	22	21,982
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5	4,336
1.80%, 06/11/30 (Call 03/11/30)	197	161,298
3.05%, 06/03/51 (Call 12/03/50)	65	46,144
	Par
Security	(000)	Value

Food (continued)
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	$55	$47,161
3.20%, 10/01/26 (Call 07/01/26)	82	76,811
3.90%, 06/01/50 (Call 12/01/49)	80	60,059
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	10	7,830
2.38%, 03/15/30 (Call 12/15/29)	60	50,140
2.75%, 09/15/41 (Call 03/15/41)	5	3,385
3.38%, 12/15/27 (Call 09/15/27)	35	32,607
3.50%, 03/15/25	75	72,886
3.55%, 03/15/50 (Call 09/15/49)	25	17,319
4.25%, 03/15/35	95	86,507
4.38%, 03/15/45	70	58,122
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(c)	35	35,620
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	125	117,666
3.75%, 04/01/30 (Call 01/01/30)	65	60,166
3.88%, 05/15/27 (Call 02/15/27)	110	106,140
4.25%, 03/01/31 (Call 12/01/30)	31	29,452
4.38%, 06/01/46 (Call 12/01/45)	215	181,122
4.63%, 01/30/29 (Call 10/30/28)	76	75,696
4.63%, 10/01/39 (Call 04/01/39)	50	44,891
4.88%, 10/01/49 (Call 04/01/49)	135	121,809
5.00%, 07/15/35 (Call 01/15/35)	75	73,657
5.00%, 06/04/42	140	131,499
5.20%, 07/15/45 (Call 01/15/45)	25	23,611
5.50%, 06/01/50 (Call 12/01/49)	70	69,636
6.50%, 02/09/40	60	65,128
6.75%, 03/15/32	55	60,538
6.88%, 01/26/39	80	88,748
7.13%, 08/01/39(b)	80	89,986
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	70	62,548
4.38%, 01/31/32 (Call 01/31/27)(b)	50	44,262
4.88%, 05/15/28 (Call 11/15/27)(b)	45	42,586
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	200	154,954
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	45	39,564
1.85%, 02/15/31 (Call 11/15/30)	55	42,878
2.50%, 04/15/30 (Call 01/15/30)	50	42,111
3.15%, 08/15/24 (Call 06/15/24)	89	86,145
3.40%, 08/15/27 (Call 05/15/27)	80	75,205
4.20%, 08/15/47 (Call 02/15/47)	57	46,902
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	30	21,827
3.00%, 10/15/30 (Call 07/15/30)(b)	47	36,258
4.25%, 02/01/27 (Call 11/01/26)(b)	74	68,072
5.20%, 04/01/29 (Call 01/01/29)(b)	66	61,283
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	37	31,603
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	40	35,062
4.75%, 02/15/29 (Call 02/15/24)(b)	70	63,114
6.25%, 04/15/25 (Call 01/03/23)(b)	75	75,155
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	40	38,806
		4,731,927
Forest Products & Paper — 0.1%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	20	17,695
5.38%, 02/01/25(b)	21	20,405
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)	40	26,096

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper (continued)
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	$64	$54,338
4.40%, 08/15/47 (Call 02/15/47)	39	32,547
4.80%, 06/15/44 (Call 12/15/43)	58	51,370
5.00%, 09/15/35 (Call 03/15/35)(c)	60	58,535
5.15%, 05/15/46 (Call 11/15/45)	25	22,833
6.00%, 11/15/41 (Call 05/15/41)	52	52,019
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	70	60,089
5.50%, 01/15/26 (Call 01/03/23)	26	24,651
Stora Enso OYJ, 7.25%, 04/15/36(b)	25	26,979
West Fraser Timber Co. Ltd., 4.35%, 10/15/24
(Call 07/15/24)(b)	33	32,040
		479,597
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	39	28,553
3.25%, 03/01/27 (Call 12/01/26)	7	6,672
4.10%, 03/01/48 (Call 09/01/47)	65	56,419
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	20	16,751
2.75%, 11/15/50 (Call 05/15/50)	35	22,459
3.40%, 03/01/26 (Call 01/01/26)	12	11,496
4.00%, 03/15/60 (Call 03/15/25)(a)	153	131,575
4.25%, 11/15/28 (Call 08/15/28)	20	19,479
4.85%, 11/15/48 (Call 05/15/48)	90	82,382
5.20%, 09/01/40	31	30,137
		405,923
Health Care - Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	45	38,016
3.00%, 09/23/29 (Call 06/23/29)(b)	65	56,961
3.80%, 09/23/49 (Call 03/23/49)(b)	65	49,222
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	65	55,742
4.63%, 07/15/28 (Call 07/15/23)(b)	130	119,587
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	200	178,232
2.54%, 02/01/32 (Call 11/01/31)	200	161,534
3.13%, 12/01/51 (Call 06/01/51)	100	67,252
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	50	33,163
2.80%, 12/10/51 (Call 06/10/51)	35	24,091
3.35%, 09/15/25 (Call 06/15/25)	15	14,563
4.38%, 09/15/45 (Call 03/15/45)	95	85,549
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	65	53,988
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	20	19,047
2.60%, 11/15/29 (Call 08/15/29)	5	4,421
3.25%, 11/15/39 (Call 05/15/39)	25	20,257
3.40%, 11/15/49 (Call 05/15/49)	92	70,934
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	30	32,057
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	75	65,882
4.63%, 02/01/28 (Call 02/01/23)(b)	30	28,788
PerkinElmer Inc.
0.85%, 09/15/24 (Call 01/03/23)	10	9,216
1.90%, 09/15/28 (Call 07/15/28)	20	16,679
2.25%, 09/15/31 (Call 06/15/31)	75	59,317
2.55%, 03/15/31 (Call 12/15/30)	17	13,842
	Par
Security	(000)	Value

Health Care - Products (continued)
3.30%, 09/15/29 (Call 06/15/29)	$73	$63,995
3.63%, 03/15/51 (Call 09/15/50)	58	41,685
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	85	69,664
3.75%, 03/15/51 (Call 09/15/50)	85	61,957
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	200	164,906
4.63%, 03/15/46 (Call 09/15/45)	160	144,990
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	40	37,140
4.63%, 11/15/27 (Call 12/16/22)	40	37,803
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	19	18,762
		1,919,242
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	40	36,886
5.50%, 07/01/28 (Call 07/01/23)(b)	40	37,689
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	20	15,851
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	15	14,150
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	45	36,808
3.50%, 04/01/30 (Call 04/01/25)(b)	50	41,251
5.00%, 07/15/27 (Call 01/03/23)(b)	40	38,135
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	160	135,282
2.50%, 03/01/31 (Call 12/01/30)	170	134,630
2.63%, 08/01/31 (Call 05/01/31)	100	79,238
3.00%, 10/15/30 (Call 07/15/30)	188	155,132
3.38%, 02/15/30 (Call 02/15/25)	165	140,809
4.25%, 12/15/27 (Call 12/16/22)	210	197,175
4.63%, 12/15/29 (Call 12/15/24)	275	255,618
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	40	35,021
4.00%, 03/15/31 (Call 03/15/26)(b)	40	34,560
4.25%, 05/01/28 (Call 05/01/23)(b)	40	36,440
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	120	88,129
4.63%, 06/01/30 (Call 06/01/25)(b)	205	165,917
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	145	121,517
2.38%, 01/15/25 (Call 12/15/24)	25	23,835
2.55%, 03/15/31 (Call 12/15/30)	210	177,402
2.88%, 09/15/29 (Call 06/15/29)	60	53,017
3.13%, 05/15/50 (Call 11/15/49)	105	74,125
3.35%, 12/01/24 (Call 10/01/24)	15	14,567
3.50%, 08/15/24 (Call 05/15/24)	120	117,346
3.60%, 03/15/51 (Call 09/15/50)	190	144,738
3.65%, 12/01/27 (Call 09/01/27)	235	223,619
4.10%, 03/01/28 (Call 12/01/27)	210	203,131
4.38%, 12/01/47 (Call 06/01/47)	80	69,718
4.55%, 03/01/48 (Call 09/01/47)	165	146,198
4.63%, 05/15/42	30	27,645
4.65%, 01/15/43	85	78,537
6.10%, 10/15/52	100	108,974
6.38%, 06/15/37	10	10,844
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	62	55,892
4.63%, 04/01/31 (Call 04/01/26)	25	21,585
4.75%, 02/01/30 (Call 02/01/25)	75	66,514
5.75%, 09/15/25 (Call 01/03/23)	35	34,850

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	$70	$54,993
3.38%, 03/15/29 (Call 01/15/29)(b)	55	48,511
3.50%, 09/01/30 (Call 03/01/30)	235	203,517
3.50%, 07/15/51 (Call 01/15/51)	90	60,598
3.63%, 03/15/32 (Call 12/15/31)(b)	160	137,005
4.13%, 06/15/29 (Call 03/15/29)	96	88,027
4.38%, 03/15/42 (Call 09/15/41)(b)	10	8,138
4.50%, 02/15/27 (Call 08/15/26)	148	142,329
4.63%, 03/15/52 (Call 09/15/51)(b)	150	120,669
5.00%, 03/15/24	123	122,519
5.13%, 06/15/39 (Call 12/15/38)	125	111,809
5.25%, 04/15/25	240	240,060
5.25%, 06/15/26 (Call 12/15/25)	120	119,082
5.25%, 06/15/49 (Call 12/15/48)	145	127,338
5.38%, 02/01/25	205	204,709
5.38%, 09/01/26 (Call 03/01/26)	100	99,658
5.50%, 06/15/47 (Call 12/15/46)	111	100,443
5.63%, 09/01/28 (Call 03/01/28)	130	129,932
5.88%, 02/15/26 (Call 08/15/25)	135	136,131
5.88%, 02/01/29 (Call 08/01/28)	95	95,936
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	118	102,094
2.15%, 02/03/32 (Call 11/03/31)	50	39,570
3.13%, 08/15/29 (Call 05/15/29)	40	35,351
3.85%, 10/01/24 (Call 07/01/24)	45	44,224
3.95%, 03/15/27 (Call 12/15/26)	93	89,724
3.95%, 08/15/49 (Call 02/15/49)	30	24,238
4.50%, 04/01/25 (Call 03/01/25)	15	14,855
4.63%, 12/01/42 (Call 06/01/42)	17	15,035
4.80%, 03/15/47 (Call 09/15/46)	55	49,353
4.88%, 04/01/30 (Call 01/01/30)	97	95,248
4.95%, 10/01/44 (Call 04/01/44)	75	69,445
IQVIA Inc.
5.00%, 10/15/26 (Call 01/03/23)(b)	60	57,790
5.00%, 05/15/27 (Call 01/03/23)(b)	125	120,407
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	25	22,170
2.30%, 12/01/24 (Call 11/01/24)	161	152,234
2.70%, 06/01/31 (Call 03/01/31)	20	16,768
2.95%, 12/01/29 (Call 09/01/29)(c)	82	71,438
3.25%, 09/01/24 (Call 07/01/24)	186	179,503
3.60%, 02/01/25 (Call 11/01/24)	86	83,407
3.60%, 09/01/27 (Call 06/01/27)	5	4,759
4.70%, 02/01/45 (Call 08/01/44)	105	92,910
ModivCare Inc., 5.88%, 11/15/25 (Call 01/03/23)(b)	35	32,373
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	55	47,293
3.88%, 05/15/32 (Call 02/15/32)(b)	60	50,642
4.38%, 06/15/28 (Call 06/15/23)(b)	60	54,440
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(b)(c)	35	29,579
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	20	16,895
2.95%, 06/30/30 (Call 03/30/30)	71	61,748
3.45%, 06/01/26 (Call 03/01/26)	105	100,687
3.50%, 03/30/25 (Call 12/30/24)	37	35,905
4.20%, 06/30/29 (Call 03/30/29)	50	48,100
4.25%, 04/01/24 (Call 01/01/24)	10	9,906
4.70%, 03/30/45 (Call 09/30/44)	57	48,412
	Par
Security	(000)	Value

Health Care - Services (continued)
Select Medical Corp., 6.25%, 08/15/26 (Call 01/03/23)(b)(c)	$107	$103,545
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 01/03/23)(b)	31	30,550
10.00%, 04/15/27 (Call 01/03/23)(b)	44	44,259
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	50	39,010
		7,938,046
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	50	46,042
Temasek Financial I Ltd.
2.38%, 08/02/41 (Call 02/02/41)(b)	250	181,297
3.38%, 07/23/42(b)	250	212,032
		439,371
Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 12/16/22)	30	26,229
6.75%, 03/15/25 (Call 12/16/22)	20	19,256
7.25%, 10/15/29 (Call 10/15/24)	25	22,079
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	40	32,278
6.75%, 06/01/27 (Call 01/03/23)	45	43,812
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,181
2.50%, 10/15/24 (Call 09/15/24)	80	76,169
2.60%, 10/15/25 (Call 09/15/25)	10	9,336
Installed Building Products Inc., 5.75%, 02/01/28
(Call 02/01/23)(b)	20	17,529
K Hovnanian Enterprises Inc., 7.75%, 02/15/26
(Call 02/15/23)(b)(c)	20	20,172
KB Home
4.00%, 06/15/31 (Call 12/15/30)	30	23,937
4.80%, 11/15/29 (Call 05/15/29)	25	21,700
6.88%, 06/15/27 (Call 12/15/26)	30	29,911
7.25%, 07/15/30 (Call 07/15/25)	25	24,057
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	15,196
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	35	24,852
3.85%, 01/15/30 (Call 07/15/29)	30	24,275
3.97%, 08/06/61 (Call 02/06/61)	35	19,458
6.00%, 01/15/43 (Call 10/15/42)	50	40,272
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	35	29,660
5.13%, 06/06/27 (Call 12/06/26)	25	23,622
6.00%, 06/01/25 (Call 03/01/25)	30	29,754
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	64	54,264
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	20	19,847
5.50%, 03/01/26 (Call 12/01/25)	44	44,381
6.00%, 02/15/35	41	39,594
6.38%, 05/15/33	50	50,011
7.88%, 06/15/32	25	27,917
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	35	30,541
5.75%, 01/15/28 (Call 10/15/27)(b)	35	32,719
5.88%, 06/15/27 (Call 03/15/27)(b)	40	38,314
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	35	34,695
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	35	28,341
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24	40	40,131

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Home Builders (continued)
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	$25	$22,594
5.70%, 06/15/28 (Call 12/15/27)	30	27,085
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	35	32,409
		1,100,578
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/51 (Call 05/15/51)	30	21,777
4.40%, 03/15/29 (Call 12/15/28)	22	20,925
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	70	55,496
4.50%, 06/01/46 (Call 12/01/45)	40	31,426
4.60%, 05/15/50 (Call 11/15/49)	40	31,652
4.75%, 02/26/29 (Call 11/26/28)	10	9,734
		171,010
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	50	41,824
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	55	42,426
2.65%, 04/30/30 (Call 02/01/30)	18	14,905
4.88%, 12/06/28 (Call 09/06/28)	15	14,738
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	10	8,144
3.15%, 08/01/27 (Call 05/01/27)	65	61,155
3.95%, 08/01/47 (Call 02/01/47)	92	73,746
5.00%, 06/15/52 (Call 12/15/51)	5	4,747
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	45	36,124
3.10%, 10/01/27 (Call 07/01/27)	221	206,259
3.90%, 05/15/28 (Call 02/15/28)	35	33,689
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	64	55,156
2.00%, 11/02/31 (Call 08/02/31)	10	8,160
2.75%, 02/15/26	20	18,966
2.88%, 02/07/50 (Call 08/07/49)	75	53,018
3.05%, 08/15/25	40	38,471
3.10%, 03/26/30 (Call 12/26/29)	70	63,245
3.20%, 04/25/29 (Call 01/25/29)	50	45,937
3.20%, 07/30/46 (Call 01/30/46)	60	44,177
3.90%, 05/04/47 (Call 11/04/46)	25	21,010
3.95%, 11/01/28 (Call 08/01/28)	35	34,000
5.30%, 03/01/41	52	52,757
6.63%, 08/01/37	72	84,331
SC Johnson & Son Inc.
4.75%, 10/15/46 (Call 04/16/46)(b)	25	22,749
4.80%, 09/01/40(b)	10	9,287
		1,089,021
Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	20	19,448
4.45%, 04/01/26 (Call 01/01/26)	150	141,519
4.88%, 06/01/25 (Call 05/01/25)	41	40,013
5.63%, 04/01/36 (Call 10/01/35)	35	29,969
6.00%, 04/01/46 (Call 10/01/45)	50	38,870
6.38%, 09/15/27 (Call 06/15/27)	40	39,344
6.63%, 09/15/29 (Call 06/15/29)	40	39,466
		348,629
Insurance — 1.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	20	24,696
	Par
Security	(000)	Value

Insurance (continued)
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	$10	$8,912
2.88%, 10/15/26 (Call 07/15/26)	70	65,672
3.60%, 04/01/30 (Call 01/01/30)	143	132,151
4.00%, 10/15/46 (Call 04/15/46)	25	19,738
4.75%, 01/15/49 (Call 07/15/48)	50	44,266
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(d)(e)	200	165,876
3.20%, 09/16/40 (Call 03/16/40)(b)	240	174,998
3.38%, 04/07/30 (Call 01/07/30)(b)	15	13,382
3.60%, 04/09/29 (Call 01/09/29)(b)	235	215,702
3.90%, 04/06/28 (Call 01/06/28)(b)	125	117,732
4.88%, 03/11/44(b)	15	13,658
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	85	75,189
3.28%, 12/15/26 (Call 09/15/26)(c)	35	33,329
3.85%, 08/10/49 (Call 02/10/49)	32	25,288
4.20%, 12/15/46 (Call 06/15/46)	80	67,969
4.50%, 06/15/43	10	9,005
5.35%, 06/01/33	40	40,555
5.55%, 05/09/35	122	126,053
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(a)	40	38,402
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	160	151,336
3.90%, 04/01/26 (Call 01/01/26)	23	22,360
4.20%, 04/01/28 (Call 01/01/28)	10	9,502
4.38%, 06/30/50 (Call 12/30/49)	120	103,860
4.50%, 07/16/44 (Call 01/16/44)	5	4,391
4.75%, 04/01/48 (Call 10/01/47)	120	108,853
6.25%, 05/01/36	50	53,760
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(a)	50	46,862
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	20	19,214
5.03%, 12/15/46 (Call 06/15/46)	29	25,182
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	95	66,959
7.35%, 05/01/34	5	5,608
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	70	63,080
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	10	7,912
3.50%, 05/20/51 (Call 11/20/50)	10	7,167
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	63	46,857
3.70%, 02/22/30 (Call 11/22/29)	100	85,733
4.90%, 03/27/28 (Call 12/27/27)	60	57,823
7.00%, 03/27/48 (Call 03/27/28),
(3 mo. LIBOR US + 4.135%)(a)	35	33,598
AXA SA, 6.38%, (Call 12/14/36),
(3 mo. LIBOR US + 2.256%)(a)(b)(e)	30	29,146
AXIS Specialty Finance LLC, 4.90%, 01/15/40
(Call 01/15/30)(a)	5	4,093
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	20	18,828
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	100	82,812
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	20	22,357
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	37,326
3.05%, 12/15/61 (Call 06/15/61)	170	113,339
3.15%, 03/15/25	15	14,502

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.35%, 05/03/26 (Call 02/03/26)	$220	$212,929
4.15%, 03/13/43	20	17,063
4.35%, 11/03/45 (Call 05/03/45)	50	44,380
6.70%, 05/15/36	45	50,687
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(e)	15	13,811
5.10%, (Call 10/28/24)(a)(b)(e)	220	213,305
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	29,390
1.78%, 03/17/31 (Call 12/17/30)(b)	140	106,953
3.08%, 09/17/51 (Call 03/17/51)(b)	15	9,272
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52
(Call 04/15/52)	100	64,002
Genworth Holdings Inc., 6.50%, 06/15/34	20	17,396
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	45	42,480
4.58%, 05/17/48 (Call 11/17/47)(b)	5	4,200
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47
(Call 12/03/46)(b)	60	47,638
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25
(Call 07/12/25)(b)	167	148,498
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	38,680
4.50%, 04/15/26 (Call 01/15/26)	80	79,138
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	30	19,458
3.60%, 08/19/49 (Call 02/19/49)	91	67,307
4.30%, 04/15/43	45	36,695
4.40%, 03/15/48 (Call 09/15/47)	45	37,894
5.95%, 10/15/36	40	40,380
6.10%, 10/01/41	50	50,820
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	160	123,778
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	35	29,046
3.35%, 03/09/25	35	33,779
3.40%, 01/15/31 (Call 10/15/30)	85	70,573
3.63%, 12/12/26 (Call 09/15/26)	70	65,980
3.80%, 03/01/28 (Call 12/01/27)	51	47,452
4.35%, 03/01/48 (Call 09/01/47)	50	38,258
4.38%, 06/15/50 (Call 12/15/49)(c)	44	33,876
6.30%, 10/09/37	5	4,973
7.00%, 06/15/40	45	47,226
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	41	33,796
3.50%, 06/03/24 (Call 03/03/24)	85	83,228
3.50%, 03/10/25 (Call 12/10/24)	92	89,672
3.75%, 03/14/26 (Call 12/14/25)	91	88,679
3.88%, 03/15/24 (Call 02/15/24)	195	192,522
4.20%, 03/01/48 (Call 09/01/47)	55	45,944
4.35%, 01/30/47 (Call 07/30/46)	75	63,922
4.38%, 03/15/29 (Call 12/15/28)	72	70,276
4.75%, 03/15/39 (Call 09/15/38)	60	55,463
4.90%, 03/15/49 (Call 09/15/48)	112	104,759
5.88%, 08/01/33	45	47,294
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)	25	23,788
5.20%, 10/20/45 (Call 10/20/25)(a)(b)	35	33,645
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	35	33,282
0.95%, 07/02/25(b)	10	9,059
1.55%, 01/07/31(b)	50	39,219
	Par
Security	(000)	Value

Insurance (continued)
1.88%, 01/11/27(b)	$200	$177,616
2.95%, 04/09/30(b)	150	131,661
3.45%, 12/18/26(b)	100	94,132
4.40%, 06/30/27(b)	200	195,724
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	50	45,766
Munich Re America Corp., Series B, 7.45%, 12/15/26(c)	103	112,066
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	60	46,195
2.90%, 09/16/51 (Call 09/16/31)(a)(b)	15	11,647
3.40%, 01/23/50 (Call 01/23/30)(a)(b)	25	20,443
4.00%, 09/19/47 (Call 09/19/27)(a)(b)	15	13,449
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	245	233,576
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	305	296,698
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(c)	35	28,798
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	60	49,534
3.10%, 11/15/26 (Call 08/15/26)	35	32,758
3.40%, 05/15/25 (Call 02/15/25)	20	19,351
3.70%, 05/15/29 (Call 02/15/29)	75	70,282
4.30%, 11/15/46 (Call 05/15/46)	55	45,491
4.35%, 05/15/43	22	18,214
4.63%, 09/15/42	20	17,213
6.05%, 10/15/36	51	53,330
Principal Life Global Funding, 1.38%, 01/10/25(b)	20	18,504
Principal Life Global Funding II
0.88%, 01/12/26(b)	40	35,326
1.25%, 06/23/25(b)	103	93,608
1.50%, 08/27/30(b)	65	49,879
1.63%, 11/19/30(b)	15	11,514
2.25%, 11/21/24(b)	95	89,766
2.50%, 09/16/29(b)	71	60,132
3.00%, 04/18/26(b)	65	60,482
Progressive Corp. (The)
2.45%, 01/15/27	25	23,012
3.20%, 03/26/30 (Call 12/26/29)	80	72,274
3.70%, 01/26/45	25	19,623
3.95%, 03/26/50 (Call 09/26/49)	30	24,366
4.00%, 03/01/29 (Call 12/01/28)	27	26,131
4.13%, 04/15/47 (Call 10/15/46)	62	52,675
4.20%, 03/15/48 (Call 09/15/47)	65	54,810
4.35%, 04/25/44	15	13,031
6.25%, 12/01/32	68	74,916
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	125	110,075
4.30%, 09/30/28 (Call 06/30/28)(b)	60	56,371
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	105	94,914
2.10%, 03/10/30 (Call 12/10/29)	89	73,792
3.00%, 03/10/40 (Call 09/10/39)	55	41,144
3.70%, 10/01/50 (Call 07/01/30)(a)	75	60,434
3.70%, 03/13/51 (Call 09/13/50)	85	66,065
3.88%, 03/27/28 (Call 12/27/27)	142	136,941
3.91%, 12/07/47 (Call 06/07/47)	70	56,606
3.94%, 12/07/49 (Call 06/07/49)	72	57,143
4.35%, 02/25/50 (Call 08/25/49)	80	69,108
4.42%, 03/27/48 (Call 09/27/47)	65	55,957
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)	92	80,552
4.60%, 05/15/44	95	86,949

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	$75	$71,381
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	148	138,612
5.70%, 12/14/36	62	63,896
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)	130	121,655
5.75%, 07/15/33	18	18,703
6.63%, 06/21/40	30	32,957
QBE Insurance Group Ltd., 5.25%, (Call 05/16/25)(a)(d)(e)	200	174,760
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	82	70,217
3.90%, 05/15/29 (Call 02/15/29)	73	66,999
3.95%, 09/15/26 (Call 06/15/26)	136	131,610
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	75	65,480
2.50%, 10/30/24(b)	15	14,168
2.75%, 05/07/25(b)	15	14,106
2.75%, 01/21/27(b)	40	36,156
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	10	8,761
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29)(a)(b)	200	178,080
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	77	48,559
3.75%, 05/15/46 (Call 11/15/45)	54	42,853
4.00%, 05/30/47 (Call 11/30/46)	45	37,216
4.05%, 03/07/48 (Call 09/07/47)	20	16,573
4.10%, 03/04/49 (Call 09/04/48)	52	42,955
4.30%, 08/25/45 (Call 02/25/45)	60	51,016
4.60%, 08/01/43	25	22,551
5.35%, 11/01/40	80	80,895
6.25%, 06/15/37	85	93,859
6.75%, 06/20/36	40	45,775
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	70	68,477
Voya Financial Inc.
3.65%, 06/15/26	39	37,008
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)	55	41,097
4.80%, 06/15/46	50	40,874
5.70%, 07/15/43	30	28,053
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	73	61,918
3.60%, 05/15/24 (Call 03/15/24)	105	102,109
3.88%, 09/15/49 (Call 03/15/49)	34	24,561
4.50%, 09/15/28 (Call 06/15/28)	87	82,513
4.65%, 06/15/27 (Call 05/15/27)	15	14,575
5.05%, 09/15/48 (Call 03/15/48)	70	59,536
XLIT Ltd.
5.25%, 12/15/43	50	49,830
5.50%, 03/31/45	60	56,971
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31)(a)(d)	200	151,674
		11,605,931
Internet — 0.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	300	289,545
4.20%, 12/06/47 (Call 06/06/47)(c)	200	154,828
4.50%, 11/28/34 (Call 05/28/34)	500	444,325
	Par
Security	(000)	Value

Internet (continued)
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)(c)	$200	$157,798
3.63%, 07/06/27	40	37,040
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	165	154,836
3.60%, 06/01/26 (Call 03/01/26)	61	58,985
3.65%, 03/15/25 (Call 12/15/24)	120	117,301
4.63%, 04/13/30 (Call 01/13/30)	133	129,960
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	35	31,828
7.00%, 06/15/27 (Call 06/15/24)(b)	25	24,383
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	60	53,490
1.90%, 03/11/25 (Call 02/11/25)	128	120,137
2.60%, 05/10/31 (Call 02/10/31)(c)	40	32,785
2.70%, 03/11/30 (Call 12/11/29)	112	95,453
3.45%, 08/01/24 (Call 05/01/24)	92	89,880
3.60%, 06/05/27 (Call 03/05/27)	67	63,405
3.65%, 05/10/51 (Call 11/10/50)	85	62,241
4.00%, 07/15/42 (Call 01/15/42)	81	64,852
Gen Digital Inc., 5.00%, 04/15/25 (Call 12/12/22)(b)	85	83,498
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	60	50,813
5.25%, 12/01/27 (Call 01/03/23)(b)	50	47,722
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 12/12/22)(b)	35	26,435
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	200	176,920
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	75	75,320
7.13%, 09/30/30 (Call 09/30/25)(b)	45	45,361
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(d)	200	162,854
4.99%, 01/19/52 (Call 07/19/51)(d)	200	140,070
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(e)	55	39,652
6.25%, (Call 04/22/31)(a)(b)(c)(e)	75	49,044
10.25%, 11/30/24 (Call 11/28/23)	25	25,125
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)(c)	55	44,990
4.75%, 07/15/27 (Call 01/03/23)	30	29,290
5.25%, 04/01/25 (Call 01/01/25)	80	80,124
		3,260,290
Iron & Steel — 0.2%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	30	25,671
5.13%, 10/01/31 (Call 10/01/26)	30	25,619
5.88%, 12/01/27 (Call 01/03/23)	25	23,349
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	30	26,322
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	25	21,702
5.88%, 06/01/27 (Call 01/03/23)(c)	41	38,791
6.75%, 03/15/26 (Call 01/03/23)(b)	75	75,480
Cliffs Natural Resources Inc., 6.25%, 10/01/40	20	16,462
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	30	25,043
4.13%, 01/15/30 (Call 01/15/25)	25	21,530
4.38%, 03/15/32 (Call 03/15/27)	20	16,792
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	50	51,173
8.13%, 05/01/27 (Call 01/03/23)(b)	46	46,654
8.50%, 05/01/30 (Call 05/01/25)(b)	50	50,644

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel (continued)
Prosus NV, 3.83%, 02/08/51 (Call 08/08/50)	$200	$120,140
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	115	103,627
2.15%, 08/15/30 (Call 05/15/30)(c)	70	55,424
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	60	50,392
2.40%, 06/15/25 (Call 05/15/25)	97	91,102
2.80%, 12/15/24 (Call 11/15/24)	45	42,864
3.25%, 01/15/31 (Call 10/15/30)	65	55,612
3.25%, 10/15/50 (Call 04/15/50)	15	9,805
3.45%, 04/15/30 (Call 01/15/30)	90	79,316
5.00%, 12/15/26 (Call 01/03/23)	30	29,634
		1,103,148
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 01/03/23)	85	78,166
2.40%, 08/18/31 (Call 05/18/31)	25	18,304
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	42	39,971
4.63%, 07/28/45 (Call 01/28/45)	53	40,723
		177,164
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	115	94,662
3.75%, 05/01/29 (Call 05/01/24)(b)	60	52,688
4.00%, 05/01/31 (Call 05/01/26)(b)	86	72,437
4.88%, 01/15/30 (Call 01/15/25)	70	64,783
5.38%, 05/01/25 (Call 12/12/22)(b)	26	25,818
5.75%, 05/01/28 (Call 05/01/23)(b)	35	34,295
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	40	32,981
5.00%, 06/01/29 (Call 06/01/24)(b)	70	60,633
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 12/16/22)	35	33,647
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	40	34,047
4.75%, 01/15/28 (Call 01/03/23)	25	22,068
6.13%, 09/15/25 (Call 01/03/23)(b)	20	19,857
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	200	185,376
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	25	17,758
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	50	40,830
4.63%, 03/01/30 (Call 12/01/29)(b)	25	20,440
5.65%, 04/01/24 (Call 02/01/24)	25	24,704
6.00%, 04/01/27 (Call 01/01/27)	30	28,413
6.60%, 10/01/25 (Call 07/01/25)	35	34,393
6.63%, 07/31/26 (Call 04/30/26)(b)	50	49,071
		948,901
Machinery — 0.6%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,918
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28
(Call 12/15/23)(b)(c)	25	21,547
Caterpillar Financial Services Corp.
0.45%, 05/17/24	30	28,218
0.80%, 11/13/25	5	4,500
0.90%, 03/02/26	75	67,285
1.10%, 09/14/27	199	171,220
1.15%, 09/14/26	5	4,439
1.45%, 05/15/25	90	83,813
	Par
Security	(000)	Value

Machinery (continued)
1.70%, 01/08/27(c)	$10	$8,990
2.15%, 11/08/24	110	105,033
2.40%, 08/09/26(c)	20	18,581
2.85%, 05/17/24	130	126,642
3.25%, 12/01/24	67	65,247
3.30%, 06/09/24	41	40,223
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	25	20,644
2.60%, 09/19/29 (Call 06/19/29)	76	67,762
2.60%, 04/09/30 (Call 01/09/30)	49	43,057
3.25%, 09/19/49 (Call 03/19/49)	101	78,389
3.25%, 04/09/50 (Call 10/09/49)	72	55,784
3.40%, 05/15/24 (Call 02/15/24)	75	73,807
3.80%, 08/15/42	30	26,194
4.30%, 05/15/44 (Call 11/15/43)	85	79,200
4.75%, 05/15/64 (Call 11/15/63)	40	38,673
5.20%, 05/27/41	50	51,843
6.05%, 08/15/36	126	139,185
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	10,594
1.88%, 01/15/26 (Call 12/15/25)	65	59,142
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	109	102,206
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	132	127,008
2.88%, 09/07/49 (Call 03/07/49)	35	25,640
3.10%, 04/15/30 (Call 01/15/30)	71	64,270
3.75%, 04/15/50 (Call 10/15/49)(c)	112	97,628
3.90%, 06/09/42 (Call 12/09/41)	98	89,121
5.38%, 10/16/29	25	26,320
7.13%, 03/03/31	70	81,817
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	85	74,860
3.15%, 11/15/25 (Call 08/15/25)	77	73,735
5.38%, 10/15/35	5	4,979
5.38%, 03/01/41 (Call 12/01/40)	57	56,191
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	75	56,846
3.50%, 10/01/30 (Call 07/01/30)	59	49,555
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	82	68,759
3.00%, 05/01/30 (Call 02/01/30)	79	68,863
John Deere Capital Corp.
0.45%, 01/17/24	17	16,237
0.45%, 06/07/24	45	42,265
0.63%, 09/10/24	10	9,330
0.70%, 01/15/26	17	15,177
1.05%, 06/17/26	47	41,889
1.30%, 10/13/26	10	8,892
1.45%, 01/15/31	17	13,414
1.50%, 03/06/28	12	10,347
1.75%, 03/09/27	75	67,153
2.00%, 06/17/31	12	9,817
2.05%, 01/09/25	95	90,420
2.25%, 09/14/26	150	139,476
2.45%, 01/09/30	61	53,083
2.60%, 03/07/24	47	45,851
2.65%, 06/24/24	54	52,544
2.65%, 06/10/26	37	34,866
2.80%, 09/08/27	85	78,737
2.80%, 07/18/29	102	91,717

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
3.05%, 01/06/28	$18	$16,931
3.35%, 06/12/24	45	44,136
3.40%, 09/11/25	53	51,636
3.45%, 01/10/24	12	11,852
3.45%, 03/13/25	96	93,859
3.45%, 03/07/29	22	20,675
4.15%, 09/15/27	40	39,346
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 12/16/22)(b)	16	14,786
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(b)	36	31,324
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	55	42,397
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	166	155,597
2.29%, 04/05/27 (Call 02/05/27)(c)	70	63,363
2.57%, 02/15/30 (Call 11/15/29)	105	89,520
3.11%, 02/15/40 (Call 08/15/39)	65	49,042
3.36%, 02/15/50 (Call 08/15/49)	95	68,105
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	15,260
3.50%, 03/01/29 (Call 12/01/28)	110	103,456
4.20%, 03/01/49 (Call 09/01/48)	105	90,612
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	40	33,102
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	45	45,196
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	45	40,847
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)(c)	75	64,759
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	65	57,441
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	120	104,224
2.25%, 01/30/31 (Call 10/30/30)	77	63,269
3.25%, 11/01/26 (Call 08/01/26)	60	56,590
4.38%, 11/01/46 (Call 05/01/46)	47	40,246
		4,895,514
Manufacturing — 0.4%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	102	85,504
3.50%, 12/01/24 (Call 10/01/24)	55	53,308
3.75%, 12/01/27 (Call 09/01/27)	49	45,938
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	107,788
3.92%, 09/15/47 (Call 03/15/47)	10	8,269
4.00%, 11/02/32	20	18,590
4.15%, 11/02/42	121	105,920
4.70%, 08/23/52 (Call 02/23/52)	100	93,234
EnPro Industries Inc., 5.75%, 10/15/26 (Call 01/03/23)	25	24,275
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/03/23)(b)	40	38,574
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	35	28,803
5.00%, 09/15/26 (Call 07/15/26)	31	29,814
5.75%, 06/15/25 (Call 01/03/23)	40	40,194
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	180	170,172
3.50%, 03/01/24 (Call 12/01/23)	15	14,818
3.90%, 09/01/42 (Call 03/01/42)	38	33,158
4.88%, 09/15/41 (Call 03/15/41)	47	46,484
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	210	201,856
3.25%, 03/01/27 (Call 12/01/26)	5	4,696
3.25%, 06/14/29 (Call 03/14/29)	106	95,775
3.30%, 11/21/24 (Call 08/21/24)	45	43,546
	Par
Security	(000)	Value

Manufacturing (continued)
4.00%, 06/14/49 (Call 12/14/48)	$103	$83,137
4.10%, 03/01/47 (Call 09/01/46)	45	36,842
4.20%, 11/21/34 (Call 05/21/34)	86	79,044
4.45%, 11/21/44 (Call 05/21/44)	32	28,034
6.25%, 05/15/38	40	42,041
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	40	36,690
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	250	214,810
2.15%, 03/11/31(b)	250	206,060
6.13%, 08/17/26(b)	400	417,012
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 01/03/23)	150	141,479
1.60%, 04/01/26 (Call 03/01/26)	80	71,479
2.25%, 04/01/28 (Call 02/01/28)	135	116,780
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	32	30,498
4.30%, 02/21/48 (Call 08/21/47)	17	13,400
5.75%, 06/15/43	50	50,355
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	65	61,571
3.55%, 11/01/24 (Call 08/01/24)	60	58,529
3.80%, 03/21/29 (Call 12/21/28)	83	76,967
4.50%, 03/21/49 (Call 09/21/48)	29	24,111
4.65%, 11/01/44 (Call 05/01/44)	45	38,916
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	31	29,828
		3,148,299
Media — 1.1%
Belo Corp.
7.25%, 09/15/27	20	19,379
7.75%, 06/01/27	20	19,472
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	50	40,279
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	915	721,130
1.95%, 01/15/31 (Call 10/15/30)	200	163,140
2.45%, 08/15/52 (Call 02/15/52)	100	61,141
2.65%, 02/01/30 (Call 11/01/29)	205	179,033
2.65%, 08/15/62 (Call 02/15/62)	100	59,364
2.80%, 01/15/51 (Call 07/15/50)	200	131,438
2.89%, 11/01/51 (Call 05/01/51)	460	306,940
2.94%, 11/01/56 (Call 05/01/56)	505	325,058
2.99%, 11/01/63 (Call 05/01/63)	460	291,037
3.15%, 02/15/28 (Call 11/15/27)	5	4,655
3.30%, 02/01/27 (Call 11/01/26)	205	194,992
3.40%, 04/01/30 (Call 01/01/30)	205	188,090
3.45%, 02/01/50 (Call 08/01/49)	100	74,976
3.75%, 04/01/40 (Call 10/01/39)	200	167,706
3.90%, 03/01/38 (Call 09/01/37)	165	144,885
3.95%, 10/15/25 (Call 08/15/25)	205	201,716
3.97%, 11/01/47 (Call 05/01/47)	80	65,155
4.00%, 03/01/48 (Call 09/01/47)	100	82,323
4.00%, 11/01/49 (Call 05/01/49)	210	171,034
4.15%, 10/15/28 (Call 07/15/28)	500	485,090
4.25%, 10/15/30 (Call 07/15/30)	250	241,227
4.25%, 01/15/33	205	194,797
4.70%, 10/15/48 (Call 04/15/48)	200	183,210
4.95%, 10/15/58 (Call 04/15/58)	50	46,747
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	40	38,018
3.63%, 05/15/30 (Call 02/15/30)	99	83,788
3.80%, 03/13/24 (Call 01/13/24)	22	21,510

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
3.95%, 06/15/25 (Call 03/15/25)	$25	$23,910
3.95%, 03/20/28 (Call 12/20/27)	172	154,590
4.00%, 09/15/55 (Call 03/15/55)	71	45,404
4.13%, 05/15/29 (Call 02/15/29)	90	79,278
4.65%, 05/15/50 (Call 11/15/49)	72	52,081
4.88%, 04/01/43	59	45,621
4.90%, 03/11/26 (Call 12/11/25)	55	53,509
5.00%, 09/20/37 (Call 03/20/37)	57	47,184
5.20%, 09/20/47 (Call 03/20/47)	132	102,646
5.30%, 05/15/49 (Call 11/15/48)	93	73,081
6.35%, 06/01/40	44	40,853
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	200	192,836
5.48%, 01/25/39 (Call 07/25/38)	5	4,610
5.58%, 01/25/49 (Call 07/25/48)	150	134,844
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)(c)	25	20,150
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)(c)	98	74,755
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	60	44,419
5.88%, 07/15/26 (Call 01/03/23)(b)	65	59,909
7.00%, 05/15/27 (Call 12/12/22)(b)(c)	55	50,571
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)	200	198,342
6.63%, 01/15/40	90	90,481
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)(c)	40	34,468
5.25%, 08/15/27 (Call 12/16/22)(b)	60	53,472
6.38%, 05/01/26 (Call 12/16/22)	60	56,951
8.38%, 05/01/27 (Call 12/16/22)(c)	100	88,865
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	75	66,732
5.63%, 07/15/27 (Call 12/12/22)(b)	125	118,451
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	40	33,663
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	35	28,576
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 01/03/23)(b)	35	31,437
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	65	58,795
3.88%, 09/01/31 (Call 09/01/26)(b)	110	89,895
4.00%, 07/15/28 (Call 07/15/24)(b)	170	150,231
4.13%, 07/01/30 (Call 07/01/25)(b)	110	92,820
5.00%, 08/01/27 (Call 01/03/23)(b)	125	116,817
5.50%, 07/01/29 (Call 07/01/24)(b)	95	88,564
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	20	21,912
Sky Ltd., 3.75%, 09/16/24(b)	10	9,787
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	80	75,406
4.75%, 03/15/26 (Call 03/15/23)(b)	51	49,980
5.00%, 09/15/29 (Call 09/15/24)	85	79,763
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	71	67,539
5.50%, 08/15/35	47	45,303
5.65%, 11/23/43 (Call 05/23/43)	39	36,748
5.85%, 04/15/40	22	21,582
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	90	77,049
5.13%, 02/15/25 (Call 12/12/22)(b)	120	116,460
6.63%, 06/01/27 (Call 06/01/23)(b)	130	127,448
7.38%, 06/30/30 (Call 06/30/25)(b)	60	59,874
	Par
Security	(000)	Value

Media (continued)
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	$39	$33,185
5.13%, 04/15/27 (Call 01/03/23)(b)	65	62,046
5.38%, 06/15/24 (Call 03/15/24)(b)	40	39,813
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	150	124,045
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	24,342
6.00%, 01/15/27 (Call 01/02/23)(b)(c)	25	22,957
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	70	59,491
		8,760,871
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 12/16/22)(b)	25	23,297
6.38%, 06/15/30 (Call 07/15/25)(b)	25	24,135
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	23	22,471
4.50%, 12/15/28 (Call 09/15/28)	30	28,591
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	42	36,867
		135,361
Mining — 0.3%
Anglo American Capital PLC
4.75%, 04/10/27(b)	200	192,866
4.75%, 03/16/52 (Call 09/16/51)	200	166,668
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	25	21,637
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	30	23,340
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	40	38,017
6.75%, 12/01/27 (Call 12/12/22)(b)	45	42,422
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	50	41,012
5.63%, 06/15/28 (Call 06/15/23)(b)(c)	25	22,934
5.88%, 02/15/26 (Call 01/02/23)(b)	25	23,865
First Quantum Minerals Ltd., 6.88%, 03/01/26
(Call 12/12/22)(d)	200	192,872
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	115	96,879
4.50%, 09/15/27 (Call 06/15/27)(b)	55	50,612
5.13%, 05/15/24 (Call 02/15/24)(b)	55	54,509
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	55	51,581
6.13%, 04/15/32 (Call 01/15/32)(b)	60	55,046
Industrias Penoles SAB de CV, 4.15%, 09/12/29
(Call 06/12/29)(d)	200	183,114
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(b)	60	50,631
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	155	147,780
5.95%, 03/15/24 (Call 12/15/23)	45	45,191
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	30	26,915
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	85	71,898
4.20%, 05/13/50 (Call 11/13/49)(b)	15	10,963
5.75%, 11/15/41(b)	52	47,030
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	105	85,050
2.60%, 07/15/32 (Call 04/15/32)	80	64,268
2.80%, 10/01/29 (Call 07/01/29)	80	68,850
4.88%, 03/15/42 (Call 09/15/41)	60	55,066
5.45%, 06/09/44 (Call 12/09/43)	67	64,014
5.88%, 04/01/35	67	68,850
6.25%, 10/01/39	38	40,086

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 01/03/23)(b).	$50	$47,700
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	25	21,276
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	35	26,621
		2,199,563
Multi-National — 0.0%
Nordic Investment Bank, 0.38%, 09/20/24	150	139,489
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	39	34,689
3.25%, 02/15/29 (Call 08/15/23)	115	96,646
3.28%, 12/01/28 (Call 10/01/28)	60	50,491
3.57%, 12/01/31 (Call 09/01/31)	10	8,252
4.13%, 05/01/25 (Call 01/03/23)	25	24,002
4.25%, 04/01/28 (Call 01/03/23)	80	72,247
5.50%, 12/01/24 (Call 06/01/24)	80	79,789
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(c)	15	14,270
6.88%, 03/15/27 (Call 03/15/24)(b)	25	19,371
7.25%, 03/15/29 (Call 03/15/24)(b)	30	21,427
Xerox Corp.
3.80%, 05/15/24	25	23,945
4.80%, 03/01/35	20	13,207
6.75%, 12/15/39	30	23,268
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	60	55,823
5.50%, 08/15/28 (Call 07/15/28)(b)	55	44,316
		581,743
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	37	32,440
Oil & Gas — 0.1%
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(d)	200	167,282
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(d)	200	152,206
3.30%, 07/12/51 (Call 01/12/51)(d)	200	145,912
		465,400
Packaging & Containers — 0.3%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	8,405
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	105	85,297
3.13%, 09/15/31 (Call 06/15/31)	65	51,746
4.88%, 03/15/26 (Call 12/15/25)	50	48,511
5.25%, 07/01/25	80	79,754
6.88%, 03/15/28	60	62,066
Berry Global Inc., 5.63%, 07/15/27 (Call 01/03/23)(b)	30	29,349
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	70	67,306
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	20	18,118
5.38%, 01/15/28 (Call 01/15/23)(b)	37	32,968
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	110	102,850
1.51%, 04/15/26 (Call 03/15/26)(b)	140	122,410
3.50%, 03/15/28(b)	35	30,713
3.50%, 03/01/29 (Call 09/01/28)(b)	25	21,289
3.75%, 02/01/30 (Call 08/01/29)(b)	30	25,699
4.13%, 08/15/24 (Call 05/15/24)	20	19,559
4.75%, 07/15/27 (Call 04/15/27)(b)	25	23,321
Matthews International Corp., 5.25%, 12/01/25
(Call 01/03/23)(b)	21	19,571
	Par
Security	(000)	Value

Packaging & Containers (continued)
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b).	$50	$43,156
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27
(Call 05/15/23)(b)	50	48,265
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	120	103,484
4.00%, 12/01/27 (Call 09/01/27)(b)	35	31,469
5.13%, 12/01/24 (Call 09/01/24)(b)	30	29,942
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	25	24,930
6.88%, 07/15/33(b)	45	44,291
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	170	157,258
2.25%, 02/01/27 (Call 01/01/27)	185	166,050
3.13%, 05/01/30 (Call 02/01/30)	70	60,651
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	25	21,511
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 01/02/23)(b)	100	93,878
8.50%, 08/15/27 (Call 08/15/23)(b)(c)	55	51,755
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	20	19,137
3.00%, 06/15/33 (Call 03/15/33)	50	40,149
3.38%, 09/15/27 (Call 06/15/27)	10	9,184
3.75%, 03/15/25 (Call 01/15/25)	30	29,097
3.90%, 06/01/28 (Call 03/01/28)	20	18,483
4.00%, 03/15/28 (Call 12/15/27)	40	37,391
4.20%, 06/01/32 (Call 03/01/32)	20	18,099
4.65%, 03/15/26 (Call 01/15/26)	170	167,521
4.90%, 03/15/29 (Call 12/15/28)	35	33,873
		2,098,506
Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	35	29,923
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	40	33,644
5.13%, 03/01/30 (Call 03/01/25)(b)	45	38,520
6.13%, 08/01/28 (Call 08/01/23)(b)	35	32,307
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	60	55,435
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	40	26,129
2.75%, 06/01/25 (Call 03/01/25)	120	115,106
3.38%, 03/15/29 (Call 12/15/28)(c)	76	72,202
3.95%, 05/15/47 (Call 11/15/46)	70	63,006
3.95%, 03/15/49 (Call 09/15/48)	35	31,654
4.15%, 03/15/59 (Call 09/15/58)	50	44,712
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	40	34,175
6.75%, 02/15/30 (Call 02/15/27)(b)	15	13,709
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	165	158,720
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 01/03/23)(b)	45	44,666
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	100	89,943
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	200	183,258
2.20%, 08/14/30 (Call 05/14/30)	200	172,144
3.00%, 11/20/25 (Call 08/20/25)	25	24,138
3.40%, 05/06/24	15	14,767
4.00%, 11/20/45 (Call 05/20/45)	270	243,729
4.40%, 05/06/44	35	33,298
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	40	34,103
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	165	148,479
5.13%, 04/30/31 (Call 04/30/26)(b)	150	133,088

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	$25	$24,065
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	40	32,738
6.63%, 04/01/30 (Call 04/01/25)(b)	50	44,398
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	75	71,235
4.38%, 03/15/26 (Call 12/15/25)	50	46,501
4.40%, 06/15/30 (Call 03/15/30)	60	51,277
4.90%, 12/15/44 (Call 06/15/44)	10	6,733
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	55	45,156
3.00%, 09/12/27 (Call 06/12/27)	15	13,876
3.00%, 05/15/50 (Call 11/15/49)	50	34,877
3.90%, 08/20/28 (Call 05/20/28)	30	28,634
3.95%, 09/12/47 (Call 03/12/47)	52	42,813
4.45%, 08/20/48 (Call 02/20/48)	50	44,004
4.50%, 11/13/25 (Call 08/13/25)	85	84,520
4.70%, 02/01/43 (Call 08/01/42)	119	110,777
		2,552,459
Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	65	59,352
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	40	34,452
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	35	31,635
		125,439
Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	20	15,675
4.88%, 03/01/26 (Call 12/01/25)	55	55,055
China Resources Land Ltd., 3.75%, (Call 12/09/24)(a)(d)(e)	200	186,056
Corp Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31
(Call 02/13/31)(d)	200	153,066
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28
(Call 05/15/23)(b)(c)	50	47,882
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	50	41,910
4.38%, 02/01/31 (Call 02/01/26)(b)	50	41,055
5.38%, 08/01/28 (Call 08/01/23)(b)	55	49,832
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	183,200
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	50	40,589
4.75%, 02/01/30 (Call 09/01/24)	50	39,611
5.00%, 03/01/31 (Call 03/01/26)	45	35,947
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	184,392
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29 (Call 11/01/28)(b)	200	182,142
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	75	55,102
5.75%, 01/15/29 (Call 01/15/24)(b)	70	53,139
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	84,170
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(d)	200	168,594
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	200	187,454
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(d)	200	141,852
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(d)	200	186,162
		2,132,885
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	63	46,965
2.00%, 05/18/32 (Call 02/18/32)	35	26,790
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.75%, 12/15/29 (Call 09/15/29)	$15	$12,730
2.95%, 03/15/34 (Call 12/15/33)	180	146,349
3.00%, 05/18/51 (Call 11/18/50)	67	43,586
3.38%, 08/15/31 (Call 05/15/31)	40	35,120
3.45%, 04/30/25 (Call 02/28/25)	175	169,190
3.55%, 03/15/52 (Call 09/15/51)	5	3,619
3.80%, 04/15/26 (Call 02/15/26)	115	111,313
3.95%, 01/15/27 (Call 10/15/26)	28	26,906
4.00%, 02/01/50 (Call 08/01/49)	60	46,336
4.30%, 01/15/26 (Call 10/15/25)	110	107,643
4.50%, 07/30/29 (Call 04/30/29)	80	75,823
4.70%, 07/01/30 (Call 04/01/30)	40	38,420
4.85%, 04/15/49 (Call 10/15/48)	15	12,877
4.90%, 12/15/30 (Call 09/15/30)	76	74,120
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,014
1.45%, 09/15/26 (Call 08/15/26)	35	30,452
1.50%, 01/31/28 (Call 11/30/27)	45	37,233
1.60%, 04/15/26 (Call 03/15/26)	30	26,646
1.88%, 10/15/30 (Call 07/15/30)	110	85,833
2.10%, 06/15/30 (Call 03/15/30)	129	103,651
2.30%, 09/15/31 (Call 06/15/31)	55	43,619
2.40%, 03/15/25 (Call 02/15/25)	95	89,293
2.70%, 04/15/31 (Call 01/15/31)	25	20,626
2.75%, 01/15/27 (Call 11/15/26)	94	85,203
2.90%, 01/15/30 (Call 10/15/29)	110	94,406
2.95%, 01/15/25 (Call 12/15/24)	40	38,203
2.95%, 01/15/51 (Call 07/15/50)	45	28,814
3.10%, 06/15/50 (Call 12/15/49)	95	63,097
3.13%, 01/15/27 (Call 10/15/26)	84	77,272
3.38%, 10/15/26 (Call 07/15/26)	84	78,377
3.55%, 07/15/27 (Call 04/15/27)	69	64,180
3.60%, 01/15/28 (Call 10/15/27)	54	49,777
3.70%, 10/15/49 (Call 04/15/49)	92	67,320
3.80%, 08/15/29 (Call 05/15/29)	76	69,574
3.95%, 03/15/29 (Call 12/15/28)	61	56,560
4.00%, 06/01/25 (Call 03/01/25)	34	33,008
4.40%, 02/15/26 (Call 11/15/25)	70	68,391
5.00%, 02/15/24	145	144,832
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	10	8,434
2.05%, 01/15/32 (Call 10/15/31)	5	3,983
3.20%, 01/15/28 (Call 10/15/27)	25	23,027
3.30%, 06/01/29 (Call 03/01/29)	200	180,510
3.35%, 05/15/27 (Call 02/15/27)	50	46,636
3.90%, 10/15/46 (Call 04/15/46)	40	31,332
4.15%, 07/01/47 (Call 01/01/47)	25	20,410
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	90	66,244
2.55%, 04/01/32 (Call 01/01/32)	40	30,825
2.75%, 10/01/26 (Call 07/01/26)	95	86,240
2.90%, 03/15/30 (Call 12/15/29)	50	40,987
3.20%, 01/15/25 (Call 10/15/24)	84	80,588
3.25%, 01/30/31 (Call 10/30/30)	165	137,970
3.40%, 06/21/29 (Call 03/21/29)	40	34,586
3.65%, 02/01/26 (Call 11/03/25)	211	200,741
3.80%, 02/01/24 (Call 11/01/23)	62	60,813
4.50%, 12/01/28 (Call 09/01/28)	40	37,348
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	65	56,925

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.10%, 10/01/24 (Call 07/01/24)	$50	$48,348
4.55%, 10/01/29 (Call 07/01/29)	25	21,799
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	80	66,264
2.50%, 08/16/31 (Call 05/16/31)	10	7,619
3.65%, 06/15/24 (Call 04/15/24)	10	9,696
3.85%, 02/01/25 (Call 11/01/24)	40	38,517
3.90%, 03/15/27 (Call 12/15/26)	60	55,684
4.05%, 07/01/30 (Call 04/01/30)	125	109,876
4.13%, 06/15/26 (Call 03/15/26)	57	53,787
4.13%, 05/15/29 (Call 02/15/29)	15	13,372
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	65	57,223
5.75%, 05/15/26 (Call 12/12/22)(b)	75	72,180
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	16	13,820
3.15%, 07/01/29 (Call 04/01/29)	39	34,843
3.35%, 11/01/49 (Call 05/01/49)	75	53,178
4.10%, 10/15/28 (Call 07/15/28)	20	19,056
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	30	23,236
2.25%, 03/15/26 (Call 02/15/26)	88	77,930
2.75%, 04/15/31 (Call 01/15/31)	35	26,546
2.90%, 12/01/33 (Call 09/01/33)	20	14,346
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	25	21,677
2.10%, 04/01/31 (Call 01/01/31)	81	64,297
2.25%, 01/15/31 (Call 10/15/30)	67	54,234
2.90%, 04/01/41 (Call 10/01/40)	87	61,428
3.20%, 09/01/24 (Call 07/01/24)	107	103,825
3.25%, 01/15/51 (Call 07/15/50)	43	29,593
3.30%, 07/01/30 (Call 04/01/30)	82	72,406
3.65%, 09/01/27 (Call 06/01/27)	59	55,160
3.70%, 06/15/26 (Call 03/15/26)	55	52,375
3.80%, 02/15/28 (Call 11/15/27)	87	81,294
4.00%, 03/01/27 (Call 12/01/26)	25	23,894
4.45%, 02/15/26 (Call 11/15/25)	67	65,493
4.75%, 05/15/47 (Call 11/15/46)	52	45,250
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	65	59,129
2.50%, 07/15/31 (Call 04/15/31)	66	53,890
3.10%, 11/15/29 (Call 08/15/29)	55	48,273
4.00%, 11/15/49 (Call 05/15/49)	45	35,139
4.15%, 07/01/50 (Call 01/01/50)	53	42,115
4.30%, 02/15/29 (Call 11/15/28)	47	44,809
5.20%, 02/15/49 (Call 08/15/48)	57	52,490
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	50	45,338
3.70%, 08/15/27 (Call 05/15/27)(c)	230	214,910
4.45%, 07/15/28 (Call 04/15/28)	65	62,020
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	35	31,247
1.25%, 07/15/25 (Call 06/15/25)	89	80,460
1.55%, 03/15/28 (Call 01/15/28)	55	45,872
1.80%, 07/15/27 (Call 05/15/27)	120	103,296
2.00%, 05/15/28 (Call 03/15/28)	65	54,905
2.15%, 07/15/30 (Call 04/15/30)	99	79,482
2.50%, 05/15/31 (Call 02/15/31)	15	12,133
2.63%, 11/18/24 (Call 10/18/24)	207	197,174
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.90%, 11/18/26 (Call 09/18/26)	$79	$72,287
2.95%, 09/15/51 (Call 03/15/51)	79	50,697
3.00%, 07/15/50 (Call 01/15/50)	85	55,359
3.20%, 11/18/29 (Call 08/18/29)	126	110,806
3.40%, 02/15/52 (Call 08/15/51)	15	10,558
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	145	114,045
2.50%, 02/15/30 (Call 11/15/29)	47	39,446
2.85%, 11/01/26 (Call 08/01/26)	30	27,803
3.00%, 07/01/29 (Call 04/01/29)	75	65,954
3.25%, 08/01/27 (Call 05/01/27)	122	112,496
3.38%, 06/01/25 (Call 03/01/25)	25	24,072
3.50%, 03/01/28 (Call 12/01/27)	142	131,824
4.50%, 06/01/45 (Call 12/01/44)	15	12,898
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	25	22,152
3.20%, 06/15/29 (Call 03/15/29)	85	74,196
3.25%, 07/15/27 (Call 04/15/27)	15	13,792
3.50%, 06/01/30 (Call 03/01/30)	96	83,362
3.95%, 01/15/24 (Call 10/15/23)	85	83,845
4.50%, 12/01/44 (Call 06/01/44)	20	16,018
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	45	40,727
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	80	69,582
3.75%, 09/15/30(b)	30	21,774
6.00%, 04/15/25 (Call 01/03/23)(b)	25	24,195
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	25	21,584
2.88%, 01/15/31 (Call 10/15/30)	61	51,632
3.00%, 01/15/30 (Call 10/15/29)	75	64,720
3.25%, 07/15/26 (Call 05/15/26)	40	37,843
4.00%, 06/01/25 (Call 03/01/25)(c)	25	24,373
6.75%, 02/01/41 (Call 08/01/40)	54	56,939
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	45	43,829
Series E, 4.00%, 06/15/25 (Call 03/15/25)	160	153,120
Series F, 4.50%, 02/01/26 (Call 11/01/25)(c)	87	83,907
Series H, 3.38%, 12/15/29 (Call 09/15/29)	92	78,079
Series I, 3.50%, 09/15/30 (Call 06/15/30)	32	26,680
Series J, 2.90%, 12/15/31 (Call 09/15/31)	15	11,622
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	35	27,410
4.65%, 04/01/29 (Call 01/01/29)	30	26,254
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	80	67,688
4.88%, 09/15/27 (Call 12/12/22)(b)	82	77,141
4.88%, 09/15/29 (Call 09/15/24)(b)	70	61,832
5.00%, 07/15/28 (Call 07/15/23)(b)	40	36,695
5.25%, 03/15/28 (Call 12/27/22)(b)	65	60,817
5.25%, 07/15/30 (Call 07/15/25)(b)	100	89,994
5.63%, 07/15/32 (Call 07/15/26)(b)	50	44,159
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	55	46,880
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	45	44,197
4.75%, 10/01/24 (Call 07/01/24)	65	64,069
5.50%, 02/15/26 (Call 01/03/23)	45	45,076
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	29,068

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.65%, 11/15/33 (Call 08/15/33)	$20	$14,245
3.05%, 02/15/30 (Call 11/15/29)	10	8,119
3.45%, 12/15/24 (Call 09/15/24)	10	9,542
4.25%, 08/15/29 (Call 05/15/29)	50	44,424
4.38%, 10/01/25 (Call 07/01/25)	35	33,759
4.75%, 12/15/28 (Call 09/15/28)	30	27,609
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	16,819
2.70%, 10/01/30 (Call 07/01/30)	75	61,931
2.80%, 10/01/26 (Call 07/01/26)	19	17,486
3.70%, 10/01/49 (Call 04/01/49)	53	37,238
3.80%, 04/01/27 (Call 01/01/27)	25	23,449
4.13%, 12/01/46 (Call 06/01/46)	30	22,596
4.25%, 04/01/45 (Call 10/01/44)	30	23,320
4.45%, 09/01/47 (Call 03/01/47)	77	60,994
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	100	70,739
4.63%, 08/01/29 (Call 08/01/24)	100	78,769
5.00%, 10/15/27 (Call 01/03/23)	100	85,315
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	160	131,267
3.50%, 04/15/51 (Call 10/15/50)	100	68,383
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	50	36,737
3.38%, 02/01/31 (Call 11/01/30)	100	78,379
4.75%, 01/15/28 (Call 10/15/27)	50	46,160
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	50	42,750
5.88%, 10/01/28 (Call 10/01/23)(b)	50	46,303
7.50%, 06/01/25 (Call 01/03/23)(b)	50	50,336
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	20	15,817
3.95%, 01/15/28 (Call 10/15/27)	10	9,183
4.30%, 03/15/27 (Call 12/15/26)	20	18,993
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	15	11,650
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	35	26,802
1.63%, 03/15/31 (Call 12/15/30)	80	61,751
1.75%, 07/01/30	74	59,038
2.13%, 04/15/27 (Call 02/15/27)	51	46,004
2.13%, 10/15/50 (Call 04/15/50)	62	35,715
2.25%, 04/15/30 (Call 01/15/30)	79	66,225
2.88%, 11/15/29	24	20,925
3.00%, 04/15/50 (Call 10/15/49)	27	18,521
3.05%, 03/01/50	52	36,235
3.25%, 06/30/26	120	114,102
3.25%, 10/01/26 (Call 07/01/26)	40	38,014
3.38%, 12/15/27	10	9,393
3.88%, 09/15/28 (Call 06/15/28)	120	114,052
4.00%, 09/15/28	26	24,908
4.38%, 09/15/48 (Call 03/15/48)	35	30,404
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	10	8,708
2.20%, 06/15/28 (Call 04/15/28)	45	38,735
3.00%, 01/15/27 (Call 10/15/26)	30	27,779
3.10%, 12/15/29 (Call 09/15/29)	95	83,438
3.25%, 01/15/31 (Call 10/15/30)	117	102,421
3.65%, 01/15/28 (Call 10/15/27)	40	37,523
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.88%, 04/15/25 (Call 02/15/25)	$10	$9,785
3.95%, 08/15/27 (Call 05/15/27)	30	28,778
4.13%, 10/15/26 (Call 07/15/26)	10	9,700
4.63%, 11/01/25 (Call 09/01/25)	20	19,910
4.65%, 03/15/47 (Call 09/15/46)	75	67,810
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	70	58,930
3.60%, 02/01/27 (Call 11/01/26)	85	79,901
3.70%, 06/15/30 (Call 03/15/30)	30	26,252
4.40%, 02/01/47 (Call 08/01/46)	25	19,668
4.65%, 03/15/49 (Call 09/15/48)	35	28,506
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)(c)	50	43,920
4.75%, 10/15/27 (Call 01/03/23)	55	50,288
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	125	104,531
3.88%, 02/15/27 (Call 02/15/23)	115	106,213
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	40	37,272
3.50%, 02/12/25 (Call 11/14/24)(b)	90	86,013
3.63%, 01/28/26 (Call 12/28/25)(b)	85	79,669
3.75%, 03/23/27 (Call 12/23/26)(b)	30	27,597
4.38%, 05/28/30 (Call 02/28/30)(b)	60	53,758
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	245	216,212
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	25	20,335
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	300	234,300
2.45%, 09/13/29 (Call 06/13/29)	300	252,141
3.30%, 01/15/26 (Call 10/15/25)	400	381,512
3.80%, 07/15/50 (Call 01/15/50)	100	74,119
6.75%, 02/01/40 (Call 11/01/39)	100	108,237
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	35	31,231
3.75%, 12/31/24 (Call 09/30/24)(b)	35	33,118
4.38%, 01/15/27 (Call 07/15/26)(b)	40	36,004
4.75%, 03/15/25 (Call 09/15/24)	40	38,753
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	55	39,736
7.88%, 02/15/25 (Call 01/03/23)(b)	175	176,246
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	45	37,557
6.50%, 02/15/29 (Call 02/15/24)(b)	85	62,333
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	40	31,542
2.65%, 01/15/25 (Call 12/15/24)	88	83,170
3.00%, 01/15/30 (Call 10/15/29)	50	42,403
3.25%, 10/15/26 (Call 07/15/26)	60	55,498
3.50%, 04/15/24 (Call 03/15/24)	35	34,035
3.50%, 02/01/25 (Call 11/01/24)	57	54,688
3.75%, 05/01/24 (Call 02/01/24)	19	18,513
3.85%, 04/01/27 (Call 01/01/27)	42	39,705
4.00%, 03/01/28 (Call 12/01/27)	27	25,196
4.13%, 01/15/26 (Call 10/15/25)	60	58,047
4.38%, 02/01/45 (Call 08/01/44)	50	39,552
4.40%, 01/15/29 (Call 10/15/28)	27	25,369
4.75%, 11/15/30 (Call 08/15/30)	62	58,689
4.88%, 04/15/49 (Call 10/15/48)	32	27,047
5.70%, 09/30/43 (Call 03/30/43)	25	23,106

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP
4.38%, 05/15/25	$30	$28,875
4.75%, 02/15/28 (Call 01/15/28)	200	190,306
5.13%, 05/15/32 (Call 02/15/32)	110	102,685
5.63%, 05/15/52 (Call 11/15/51)	25	22,620
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 01/03/23)(b)	55	52,103
3.75%, 02/15/27 (Call 02/15/23)(b)	120	108,372
4.13%, 08/15/30 (Call 02/15/25)(b)	140	122,342
4.25%, 12/01/26 (Call 01/03/23)(b)	110	102,538
4.50%, 01/15/28 (Call 10/15/27)(b)	10	9,156
4.63%, 12/01/29 (Call 12/01/24)(b)	120	108,689
5.63%, 05/01/24 (Call 02/01/24)(b)	45	44,648
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	80	68,473
3.50%, 06/15/29 (Call 03/15/29)(b)	105	86,716
4.13%, 09/20/28 (Call 06/20/28)(b)	40	34,721
4.63%, 09/20/48 (Call 03/20/48)(b)	45	31,175
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	95	90,001
4.75%, 09/17/44 (Call 03/17/44)(b)	10	7,076
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	116	95,300
2.70%, 02/15/27 (Call 12/15/26)	85	77,434
2.75%, 01/15/31 (Call 10/15/30)	90	73,060
2.75%, 01/15/32 (Call 10/15/31)	25	19,884
2.80%, 06/01/31 (Call 03/01/31)	25	20,232
3.63%, 03/15/24 (Call 02/15/24)	215	210,715
4.00%, 06/01/25 (Call 03/01/25)	195	190,339
4.13%, 03/15/29 (Call 12/15/28)	50	46,362
4.25%, 04/01/26 (Call 01/01/26)	155	151,127
4.25%, 04/15/28 (Call 01/15/28)	25	23,676
4.50%, 01/15/24 (Call 10/15/23)	40	39,648
4.95%, 09/01/48 (Call 03/01/48)	30	25,732
6.50%, 03/15/41 (Call 09/15/40)	60	60,820
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	115	85,797
2.40%, 02/01/31 (Call 11/01/30)	30	24,035
3.85%, 07/15/29 (Call 04/15/29)	10	9,032
4.00%, 02/01/25 (Call 11/01/24)	20	19,471
4.25%, 10/01/26 (Call 07/01/26)	90	86,746
4.60%, 04/01/24 (Call 01/01/24)	40	39,766
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	45	37,946
6.38%, 08/15/25 (Call 12/12/22)(b)	35	34,313
		17,127,022
Retail — 1.1%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	112	94,406
3.50%, 03/15/32 (Call 12/15/31)	15	12,480
3.90%, 04/15/30 (Call 01/15/30)	67	59,345
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	30	27,165
4.63%, 11/15/29 (Call 11/15/24)(b)	62	54,092
4.75%, 03/01/30 (Call 03/01/25)	30	25,808
5.00%, 02/15/32 (Call 11/15/26)(b)	50	42,283
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	75	55,162
3.50%, 11/15/24 (Call 09/15/24)	72	68,921
3.80%, 11/15/27 (Call 08/15/27)	35	31,649
	Par
Security	(000)	Value

Retail (continued)
4.50%, 10/01/25 (Call 07/01/25)	$15	$14,618
4.75%, 06/01/30 (Call 03/01/30)	89	80,659
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)	200	196,510
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	30	25,231
4.50%, 11/15/26 (Call 01/03/23)(b)	25	23,213
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	104	82,311
4.45%, 10/01/28 (Call 07/01/28)	45	43,524
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	25	20,169
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	40	38,613
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 01/03/23)(b)	41	41,444
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	30	27,257
3.88%, 04/15/27 (Call 01/15/27)	40	38,532
4.13%, 05/01/28 (Call 02/01/28)	35	33,583
4.13%, 04/03/50 (Call 10/03/49)	95	78,772
4.15%, 11/01/25 (Call 08/01/25)	25	24,540
4.63%, 11/01/27 (Call 10/01/27)	40	39,699
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	5	4,086
3.38%, 12/01/51 (Call 06/01/51)	30	20,591
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(d)	200	180,738
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	30	24,471
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	50	38,382
3.88%, 10/01/31 (Call 10/01/26)(b)	65	49,068
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/23)	5	4,667
1.88%, 11/01/30 (Call 08/01/30)	25	19,325
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	57	48,675
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	30	24,389
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	135	113,247
1.38%, 03/15/31 (Call 12/15/30)	85	66,762
1.50%, 09/15/28 (Call 07/15/28)	50	42,925
1.88%, 09/15/31 (Call 06/15/31)	15	12,162
2.13%, 09/15/26 (Call 06/15/26)	60	55,313
2.38%, 03/15/51 (Call 09/15/50)	90	56,471
2.50%, 04/15/27 (Call 02/15/27)	271	251,637
2.70%, 04/15/30 (Call 01/15/30)	104	92,067
2.75%, 09/15/51 (Call 03/15/51)	45	30,437
2.80%, 09/14/27 (Call 06/14/27)	122	114,246
2.88%, 04/15/27 (Call 03/15/27)	15	14,094
2.95%, 06/15/29 (Call 03/15/29)	150	137,046
3.00%, 04/01/26 (Call 01/01/26)	73	69,946
3.13%, 12/15/49 (Call 06/15/49)	142	103,960
3.30%, 04/15/40 (Call 10/15/39)	185	150,148
3.35%, 09/15/25 (Call 06/15/25)	95	92,375
3.35%, 04/15/50 (Call 10/15/49)	117	89,079
3.50%, 09/15/56 (Call 03/15/56)	45	34,315
3.63%, 04/15/52 (Call 10/15/51)	10	7,946
3.75%, 02/15/24 (Call 11/15/23)	44	43,598
3.90%, 12/06/28 (Call 09/06/28)	125	121,442
3.90%, 06/15/47 (Call 12/15/46)	110	92,788
4.20%, 04/01/43 (Call 10/01/42)	10	8,962
4.25%, 04/01/46 (Call 10/01/45)	200	177,394
4.40%, 03/15/45 (Call 09/15/44)	77	70,115
4.50%, 12/06/48 (Call 06/06/48)	135	125,481
4.88%, 02/15/44 (Call 08/15/43)	131	127,226

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
5.40%, 09/15/40 (Call 03/15/40)	$119	$124,062
5.88%, 12/16/36	229	248,797
5.95%, 04/01/41 (Call 10/01/40)	87	95,496
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 01/03/23)(b)	55	52,788
Kohl’s Corp.
3.38%, 05/01/31 (Call 02/01/31)	61	43,511
5.55%, 07/17/45 (Call 01/17/45)	45	29,702
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	60	50,333
4.38%, 01/15/31 (Call 10/15/25)(b)	45	38,077
4.63%, 12/15/27 (Call 01/03/23)(b)	30	27,744
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	125	106,601
1.70%, 10/15/30 (Call 07/15/30)	200	158,842
2.63%, 04/01/31 (Call 01/01/31)	100	84,090
3.00%, 10/15/50 (Call 04/15/50)	170	113,694
3.10%, 05/03/27 (Call 02/03/27)	135	126,826
3.13%, 09/15/24 (Call 06/15/24)	50	48,598
3.50%, 04/01/51 (Call 10/01/50)	80	57,694
3.65%, 04/05/29 (Call 01/05/29)	110	102,869
3.70%, 04/15/46 (Call 10/15/45)	175	134,050
3.75%, 04/01/32 (Call 01/01/32)	210	190,966
4.00%, 04/15/25 (Call 03/15/25)	215	211,805
4.05%, 05/03/47 (Call 11/03/46)	175	141,101
4.38%, 09/15/45 (Call 03/15/45)	5	4,172
4.45%, 04/01/62 (Call 10/01/61)	100	80,864
4.50%, 04/15/30 (Call 01/15/30)	50	48,718
4.55%, 04/05/49 (Call 10/05/48)	5	4,312
4.65%, 04/15/42 (Call 10/15/41)	70	62,843
5.00%, 04/15/33 (Call 01/15/33)	160	159,200
5.00%, 04/15/40 (Call 10/15/39)	30	28,314
5.13%, 04/15/50 (Call 10/15/49)	60	56,566
5.50%, 10/15/35	56	56,503
5.63%, 04/15/53 (Call 10/15/52)	30	29,854
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	20	12,464
4.50%, 12/15/34 (Call 06/15/34)	30	21,556
5.13%, 01/15/42 (Call 07/15/41)	20	13,807
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	40	37,204
5.88%, 03/15/30 (Call 03/15/25)(b)	30	27,083
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	30	26,189
6.38%, 03/15/37	15	12,194
6.70%, 07/15/34(b)	15	12,861
Marks & Spencer PLC, 7.13%, 12/01/37(b)	25	22,162
Nordstrom Inc.
2.30%, 04/08/24 (Call 12/16/22)	20	18,755
4.00%, 03/15/27 (Call 12/15/26)(c)	30	25,655
4.25%, 08/01/31 (Call 05/01/31)	30	23,355
4.38%, 04/01/30 (Call 01/01/30)	35	28,141
5.00%, 01/15/44 (Call 07/15/43)	70	46,196
6.95%, 03/15/28	30	28,686
Rite Aid Corp.
7.50%, 07/01/25 (Call 01/03/23)(b)	30	22,202
8.00%, 11/15/26 (Call 01/15/23)(b)	65	40,030
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	115	101,170
4.60%, 04/15/25 (Call 03/15/25)	30	29,898
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 01/03/23)	60	57,452

	Par
Security	(000)	Value

Retail (continued)
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	$65	$59,470
2.25%, 04/15/25 (Call 03/15/25)	45	42,841
2.35%, 02/15/30 (Call 11/15/29)	40	34,277
2.50%, 04/15/26	15	14,139
2.65%, 09/15/30 (Call 06/15/30)	220	190,524
3.38%, 04/15/29 (Call 01/15/29)	15	13,938
3.50%, 07/01/24	5	4,918
3.63%, 04/15/46	115	91,285
3.90%, 11/15/47 (Call 05/15/47)	65	54,270
4.00%, 07/01/42	5	4,422
6.50%, 10/15/37	135	151,436
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,201
1.60%, 05/15/31 (Call 02/15/31)	140	110,030
2.25%, 09/15/26 (Call 06/15/26)	100	92,825
3.88%, 04/15/30 (Call 01/15/30)	88	83,243
4.50%, 04/15/50 (Call 10/15/49)	40	36,101
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	5	3,892
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	87	73,130
4.63%, 01/31/32 (Call 10/01/26)	80	71,810
4.75%, 01/15/30 (Call 10/15/29)(b)	70	63,854
5.35%, 11/01/43 (Call 05/01/43)	20	16,220
5.38%, 04/01/32 (Call 04/01/27)	70	64,778
6.88%, 11/15/37	25	24,844
		8,628,060
Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(b)	140	132,682
1.00%, 08/28/25(b)	88	77,894
3.90%, 07/21/25(b)	260	250,679
3.96%, 07/18/30 (Call 07/18/29),
(3 mo. LIBOR US + 1.855%)(a)(b)	20	17,446
4.00%, 09/14/26(b)	20	18,208
4.30%, 03/08/29 (Call 03/08/28),
(3 mo. LIBOR US + 1.452%)(a)(b)	205	185,558
		682,467
Semiconductors — 1.2%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 01/02/23)(b)(c)	35	32,465
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	25	21,478
2.10%, 10/01/31 (Call 07/01/31)	40	32,906
2.80%, 10/01/41 (Call 04/01/41)(c)	55	41,377
2.95%, 04/01/25 (Call 03/01/25)(c)	82	79,127
2.95%, 10/01/51 (Call 04/01/51)	110	78,614
3.50%, 12/05/26 (Call 09/05/26)	50	47,986
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	92	76,039
2.75%, 06/01/50 (Call 12/01/49)	94	66,044
3.30%, 04/01/27 (Call 01/01/27)	67	64,417
3.90%, 10/01/25 (Call 07/01/25)	174	171,677
4.35%, 04/01/47 (Call 10/01/46)	37	34,410
5.10%, 10/01/35 (Call 04/01/35)	69	70,943
5.85%, 06/15/41	69	76,396
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	10	9,153
3.88%, 01/15/27 (Call 10/15/26)	25	23,687
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	415	328,315

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
2.60%, 02/15/33 (Call 11/15/32)(b)	$15	$11,329
3.14%, 11/15/35 (Call 08/15/35)(b)	360	267,206
3.19%, 11/15/36 (Call 08/15/36)(b)	205	149,968
3.42%, 04/15/33 (Call 01/15/33)(b)	210	169,961
3.46%, 09/15/26 (Call 07/15/26)	5	4,727
3.47%, 04/15/34 (Call 01/15/34)(b)	360	286,373
3.50%, 02/15/41 (Call 08/15/40)(b)	265	191,775
4.00%, 04/15/29 (Call 02/15/29)(b)	10	9,142
4.15%, 11/15/30 (Call 08/15/30)	200	179,870
4.15%, 04/15/32 (Call 01/15/32)(b)	15	13,269
4.30%, 11/15/32 (Call 08/15/32)	205	182,138
4.93%, 05/15/37 (Call 02/15/37)(b)	220	193,094
5.00%, 04/15/30 (Call 01/15/30)	15	14,373
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	30	27,140
5.95%, 06/15/30 (Call 06/15/25)(b)	70	65,901
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	30	25,224
4.38%, 04/15/28 (Call 04/15/23)(b)	30	26,781
KLA Corp.
4.65%, 07/15/32 (Call 04/15/32)	205	203,370
4.95%, 07/15/52 (Call 01/15/52)	100	96,796
5.25%, 07/15/62 (Call 01/15/62)	50	50,424
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	97	80,407
2.88%, 06/15/50 (Call 12/15/49)	99	70,137
3.13%, 06/15/60 (Call 12/15/59)	34	23,119
3.75%, 03/15/26 (Call 01/15/26)	73	71,481
3.80%, 03/15/25 (Call 12/15/24)	22	21,657
4.00%, 03/15/29 (Call 12/15/28)	83	79,998
4.88%, 03/15/49 (Call 09/15/48)	87	84,563
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	111	98,121
2.45%, 04/15/28 (Call 02/15/28)	17	14,431
2.95%, 04/15/31 (Call 01/15/31)	77	62,991
4.88%, 06/22/28 (Call 03/22/28)	61	58,533
Microchip Technology Inc.
0.98%, 09/01/24	60	55,132
4.25%, 09/01/25 (Call 01/03/23)	30	29,139
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	10	7,747
3.37%, 11/01/41 (Call 05/01/41)	40	27,880
3.48%, 11/01/51 (Call 05/01/51)	65	43,116
4.19%, 02/15/27 (Call 12/15/26)	67	64,094
4.66%, 02/15/30 (Call 11/15/29)	114	105,564
4.98%, 02/06/26 (Call 12/06/25)	80	79,272
5.33%, 02/06/29 (Call 11/06/28)	66	64,116
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	25	23,447
1.55%, 06/15/28 (Call 04/15/28)	212	182,057
2.00%, 06/15/31 (Call 03/15/31)	117	95,307
2.85%, 04/01/30 (Call 01/01/30)	91	80,397
3.20%, 09/16/26 (Call 06/16/26)	71	68,272
3.50%, 04/01/40 (Call 10/01/39)	119	99,189
3.50%, 04/01/50 (Call 10/01/49)	131	102,152
3.70%, 04/01/60 (Call 10/01/59)	42	32,063
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	95	94,147
5.35%, 03/01/26 (Call 01/01/26)	40	39,882
5.55%, 12/01/28 (Call 09/01/28)	89	89,295

	Par
Security	(000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	$132	$104,639
2.65%, 02/15/32 (Call 11/15/31)	40	31,514
2.70%, 05/01/25 (Call 04/01/25)	72	67,488
3.13%, 02/15/42 (Call 08/15/41)	25	17,259
3.15%, 05/01/27 (Call 03/01/27)	87	79,007
3.25%, 05/11/41 (Call 11/11/40)	45	32,104
3.25%, 11/30/51 (Call 05/30/51)	100	64,259
3.40%, 05/01/30 (Call 02/01/30)	84	73,030
3.88%, 06/18/26 (Call 04/18/26)	20	19,034
4.30%, 06/18/29 (Call 03/18/29)	105	98,329
4.40%, 06/01/27 (Call 05/01/27)	10	9,613
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	55	48,759
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)	10	9,176
3.38%, 04/01/31 (Call 04/01/26)(b)	110	87,077
4.38%, 10/15/29 (Call 10/15/24)	64	56,906
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	205	160,125
3.25%, 05/20/27 (Call 02/20/27)	210	200,752
3.25%, 05/20/50 (Call 11/20/49)	15	11,222
4.30%, 05/20/47 (Call 11/20/46)	200	176,814
4.50%, 05/20/52 (Call 11/20/51)	70	62,551
4.65%, 05/20/35 (Call 11/20/34)	160	155,728
6.00%, 05/20/53 (Call 11/20/52)	100	109,187
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	15	13,752
2.17%, 11/25/26 (Call 10/25/26)(b)	35	30,168
SK Hynix Inc., 1.50%, 01/19/26(d)	200	173,794
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	212	185,882
3.00%, 06/01/31 (Call 03/01/31)	42	32,810
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	30	25,491
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	20	17,776
1.38%, 03/12/25 (Call 02/12/25)	127	118,830
1.75%, 05/04/30 (Call 02/04/30)	98	81,462
1.90%, 09/15/31 (Call 06/15/31)	60	49,013
2.25%, 09/04/29 (Call 06/04/29)	70	60,810
2.63%, 05/15/24 (Call 03/15/24)	41	39,887
2.70%, 09/15/51 (Call 03/15/51)(c)	90	63,148
2.90%, 11/03/27 (Call 08/03/27)	52	48,663
3.88%, 03/15/39 (Call 09/15/38)	92	82,529
4.15%, 05/15/48 (Call 11/15/47)	84	75,540
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	245	203,127
3.13%, 10/25/41 (Call 04/25/41)	220	168,751
3.25%, 10/25/51 (Call 04/25/51)	25	17,938
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(d)	200	166,852
1.38%, 09/28/30 (Call 06/28/30)(d)	200	153,780
1.75%, 04/23/28 (Call 02/23/28)	200	169,356
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	51	43,459
2.95%, 06/01/24 (Call 04/01/24)	156	151,643
		9,320,635
Software — 1.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 01/03/23)(b)	25	24,041
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	75	71,221

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
2.15%, 02/01/27 (Call 12/01/26)	$100	$91,951
2.30%, 02/01/30 (Call 11/01/29)	81	69,856
3.25%, 02/01/25 (Call 11/01/24)	117	114,396
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	50	40,619
2.85%, 01/15/30 (Call 10/15/29)	90	78,241
3.50%, 06/15/27 (Call 03/15/27)	127	119,469
4.38%, 06/15/25 (Call 03/15/25)	27	26,736
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	65	58,443
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	30	24,611
2.90%, 12/01/29 (Call 09/01/29)	80	68,454
3.40%, 06/27/26 (Call 03/27/26)	40	37,628
Camelot Finance SA, 4.50%, 11/01/26 (Call 01/02/23)(b)	50	47,426
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	50	48,912
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)(c)	75	67,284
4.88%, 07/01/29 (Call 06/30/24)(b)	65	55,673
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	25	23,196
6.50%, 10/15/28 (Call 10/15/26)(b)	40	36,329
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	45	36,697
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	70	56,203
2.95%, 02/15/51 (Call 08/15/50)	85	58,149
4.80%, 03/01/26 (Call 12/01/25)	37	37,155
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/16/22)(b)	75	68,611
5.25%, 05/15/26 (Call 02/15/26)(b)	30	29,661
Fidelity National Information Services Inc.
0.60%, 03/01/24	215	203,399
1.15%, 03/01/26 (Call 02/01/26)	95	83,937
1.65%, 03/01/28 (Call 01/01/28)	25	20,995
2.25%, 03/01/31 (Call 12/01/30)	160	127,883
3.10%, 03/01/41 (Call 09/01/40)	51	35,818
4.50%, 08/15/46 (Call 02/15/46)	50	39,810
5.63%, 07/15/52 (Call 01/15/52)	25	23,533
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	135	120,510
2.65%, 06/01/30 (Call 03/01/30)	54	45,675
2.75%, 07/01/24 (Call 06/01/24)	100	96,383
3.20%, 07/01/26 (Call 05/01/26)	189	178,064
3.50%, 07/01/29 (Call 04/01/29)	205	185,006
3.85%, 06/01/25 (Call 03/01/25)	77	74,807
4.20%, 10/01/28 (Call 07/01/28)	15	14,319
4.40%, 07/01/49 (Call 01/01/49)	127	105,358
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	37	33,848
1.35%, 07/15/27 (Call 05/15/27)	127	110,424
1.65%, 07/15/30 (Call 04/15/30)	92	73,931
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	510	479,721
2.53%, 06/01/50 (Call 12/01/49)	425	293,339
2.68%, 06/01/60 (Call 12/01/59)	320	215,462
2.70%, 02/12/25 (Call 11/12/24)	60	58,148
2.88%, 02/06/24 (Call 12/06/23)	40	39,285
2.92%, 03/17/52 (Call 09/17/51)	555	412,043
3.04%, 03/17/62 (Call 09/17/61)	185	134,623

	Par
Security	(000)	Value

Software (continued)
3.13%, 11/03/25 (Call 08/03/25)	$340	$330,919
3.30%, 02/06/27 (Call 11/06/26)	515	498,262
3.45%, 08/08/36 (Call 02/08/36)	205	187,520
3.50%, 02/12/35 (Call 08/12/34)	126	117,237
3.50%, 11/15/42	35	30,330
3.70%, 08/08/46 (Call 02/08/46)	220	194,927
3.95%, 08/08/56 (Call 02/08/56)	100	87,719
4.20%, 11/03/35 (Call 05/03/35)	35	34,831
4.50%, 10/01/40	5	4,997
4.50%, 02/06/57 (Call 08/06/56)	5	4,850
4.75%, 11/03/55 (Call 05/03/55)(c)	0	252
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	40	29,542
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	70	59,054
3.88%, 12/01/29 (Call 12/01/24)(b)	65	52,196
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	70	56,742
4.13%, 12/01/31 (Call 12/01/26)(b)	52	40,973
PTC Inc.
3.63%, 02/15/25 (Call 01/03/23)(b)	42	39,959
4.00%, 02/15/28 (Call 02/15/23)(b)	45	41,063
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	40	27,442
5.38%, 12/01/28 (Call 12/01/23)(b)	40	19,059
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	110	99,020
1.40%, 09/15/27 (Call 07/15/27)	55	47,017
1.75%, 02/15/31 (Call 11/15/30)	136	105,740
2.00%, 06/30/30 (Call 03/30/30)(c)	60	48,331
2.35%, 09/15/24 (Call 08/15/24)	97	92,911
2.95%, 09/15/29 (Call 06/15/29)	55	48,118
3.80%, 12/15/26 (Call 09/15/26)	104	100,280
3.85%, 12/15/25 (Call 09/15/25)	62	59,981
4.20%, 09/15/28 (Call 06/15/28)	15	14,489
salesforce.com Inc.
0.63%, 07/15/24 (Call 01/03/23)	35	32,849
1.50%, 07/15/28 (Call 05/15/28)	155	133,895
1.95%, 07/15/31 (Call 04/15/31)	205	167,382
2.70%, 07/15/41 (Call 01/15/41)	27	19,984
2.90%, 07/15/51 (Call 01/15/51)	205	142,377
3.05%, 07/15/61 (Call 01/15/61)	100	67,290
3.70%, 04/11/28 (Call 01/11/28)	85	82,277
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	115	89,431
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	40	33,118
3.88%, 03/15/31 (Call 03/15/26)	40	32,412
VMware Inc.
1.00%, 08/15/24 (Call 01/03/23)	35	32,544
1.40%, 08/15/26 (Call 07/15/26)	30	26,398
2.20%, 08/15/31 (Call 05/15/31)	175	133,887
3.90%, 08/21/27 (Call 05/21/27)	122	114,839
4.50%, 05/15/25 (Call 04/15/25)	108	106,962
4.65%, 05/15/27 (Call 03/15/27)	102	99,488
4.70%, 05/15/30 (Call 02/15/30)	92	86,482
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	5	4,728
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	55	46,514
		8,523,901
Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	127,042

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications — 1.8%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	$77	$33,962
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	100	68,469
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	5	3,745
4.30%, 07/29/49 (Call 01/29/49)	67	56,275
4.46%, 04/01/48 (Call 10/01/47)	64	55,460
Series US-3, 0.75%, 03/17/24	125	118,367
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	90	67,033
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	200	194,268
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	30	25,587
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	207	196,205
2.95%, 02/28/26	72	69,208
3.50%, 06/15/25	37	36,228
3.63%, 03/04/24	96	94,938
5.50%, 01/15/40	200	210,546
5.90%, 02/15/39	189	207,023
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	95	80,000
6.00%, 03/01/26 (Call 01/03/23)(b)	125	120,506
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	60	46,500
8.25%, 03/01/27 (Call 01/03/23)(b)	70	60,115
CommScope Technologies LLC
5.00%, 03/15/27 (Call 12/12/22)(b)(c)	60	45,856
6.00%, 06/15/25 (Call 12/12/22)(b)	94	88,028
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	30	22,787
6.50%, 10/01/28 (Call 10/01/23)(b)	60	49,361
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	62	45,935
4.38%, 11/15/57 (Call 05/15/57)	27	21,601
4.70%, 03/15/37	14	12,841
4.75%, 03/15/42	30	27,145
5.35%, 11/15/48 (Call 05/15/48)	31	29,025
5.45%, 11/15/79 (Call 05/19/79)	99	88,726
5.75%, 08/15/40	11	11,175
5.85%, 11/15/68 (Call 05/15/68)	52	48,496
Embarq Corp., 8.00%, 06/01/36	110	46,739
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(d)	200	193,634
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	174,750
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	225	207,070
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	47	41,934
2.00%, 12/10/30 (Call 09/10/30)	22	16,770
3.75%, 08/15/29 (Call 05/15/29)	45	40,160
5.95%, 03/15/41	45	41,420
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	50	42,698
3.63%, 01/15/29 (Call 01/15/24)(b)	60	44,292
3.75%, 07/15/29 (Call 01/15/24)(b)	70	50,970
3.88%, 11/15/29 (Call 08/15/29)(b)	60	46,685
4.25%, 07/01/28 (Call 07/01/23)(b)	90	71,292
4.63%, 09/15/27 (Call 01/03/23)(b)	75	63,608
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	105	89,530
4.50%, 01/15/29 (Call 01/15/24)(b)	70	47,211
5.13%, 12/15/26 (Call 01/03/23)(b)	50	42,895
5.38%, 06/15/29 (Call 06/15/24)(b)	35	24,735

	Par
Security	(000)	Value

Telecommunications (continued)
5.63%, 04/01/25 (Call 01/01/25)	$20	$19,435
Series G, 6.88%, 01/15/28	20	16,048
Series P, 7.60%, 09/15/39	40	27,848
Series U, 7.65%, 03/15/42	40	26,490
Maxar Technologies Inc.
7.54%, 12/31/27 (Call 06/25/24)(b)	15	14,184
7.75%, 06/15/27 (Call 06/15/24)(b)	35	34,327
Nokia OYJ
4.38%, 06/12/27	35	33,355
6.63%, 05/15/39	40	38,266
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	15	13,326
2.07%, 04/03/31 (Call 01/03/31)(b)	275	223,308
Ooredoo International Finance Ltd., 2.63%, 04/08/31(d)	200	172,462
Qwest Corp., 7.25%, 09/15/25.	30	29,830
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	74	67,987
3.63%, 12/15/25 (Call 09/15/25)	142	135,178
3.70%, 11/15/49 (Call 05/15/49)(c)	135	96,522
3.80%, 03/15/32 (Call 12/15/31)(b)	215	190,352
4.30%, 02/15/48 (Call 08/15/47)	89	69,372
4.35%, 05/01/49 (Call 11/01/48)	66	51,648
4.50%, 03/15/42 (Call 09/15/41)(b)	45	38,154
4.50%, 03/15/43 (Call 09/15/42)	60	49,479
5.00%, 03/15/44 (Call 09/15/43)	123	108,432
5.45%, 10/01/43 (Call 04/01/43)	80	73,677
7.50%, 08/15/38	62	70,152
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	38	29,632
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	200	163,996
2.38%, 08/28/29 (Call 05/28/29)(d)	200	173,352
Telecom Italia Capital SA
6.00%, 09/30/34	75	58,045
6.38%, 11/15/33	75	61,582
7.20%, 07/18/36	85	70,497
7.72%, 06/04/38	70	58,927
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	115	111,282
Telefonica Emisiones SA
4.67%, 03/06/38	50	40,435
4.90%, 03/06/48	90	70,372
5.21%, 03/08/47	205	166,708
5.52%, 03/01/49 (Call 09/01/48)	10	8,532
7.05%, 06/20/36	299	312,425
Telefonica Europe BV, 8.25%, 09/15/30	76	85,798
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	42	39,082
3.40%, 05/13/32 (Call 02/13/32)	55	47,873
3.70%, 09/15/27 (Call 06/15/27)	190	181,288
4.30%, 06/15/49 (Call 12/15/48)	49	40,601
4.60%, 11/16/48 (Call 05/16/48)	60	52,804
U.S. Cellular Corp., 6.70%, 12/15/33	45	39,385
Verizon Communications Inc.
0.75%, 03/22/24	123	116,943
0.85%, 11/20/25 (Call 10/20/25)	66	59,234
1.45%, 03/20/26 (Call 02/20/26)	5	4,525
1.50%, 09/18/30 (Call 06/18/30)	37	29,046
1.68%, 10/30/30 (Call 07/30/30)	210	165,018
1.75%, 01/20/31 (Call 10/20/30)	118	92,487
2.10%, 03/22/28 (Call 01/22/28)	204	178,598
2.36%, 03/15/32 (Call 12/15/31)	406	326,623

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
2.55%, 03/21/31 (Call 12/21/30)	$227	$189,082
2.63%, 08/15/26	145	135,021
2.65%, 11/20/40 (Call 05/20/40)	168	115,288
2.85%, 09/03/41 (Call 03/03/41)	155	110,276
2.88%, 11/20/50 (Call 05/20/50)	268	173,779
2.99%, 10/30/56 (Call 04/30/56)	290	183,553
3.00%, 03/22/27 (Call 01/22/27)	222	208,238
3.00%, 11/20/60 (Call 05/20/60)	157	97,833
3.15%, 03/22/30 (Call 12/22/29)	184	163,880
3.38%, 02/15/25	40	39,071
3.40%, 03/22/41 (Call 09/22/40)	302	232,824
3.50%, 11/01/24 (Call 08/01/24)	80	78,386
3.55%, 03/22/51 (Call 09/22/50)	354	262,516
3.70%, 03/22/61 (Call 09/22/60)	235	169,407
3.85%, 11/01/42 (Call 05/01/42)	117	94,961
3.88%, 02/08/29 (Call 11/08/28)	169	159,734
3.88%, 03/01/52 (Call 09/01/51)	75	58,670
4.00%, 03/22/50 (Call 09/22/49)	69	55,685
4.02%, 12/03/29 (Call 09/03/29)	333	314,242
4.13%, 03/16/27	279	273,780
4.13%, 08/15/46	110	90,594
4.27%, 01/15/36	100	89,571
4.33%, 09/21/28	216	210,079
4.40%, 11/01/34 (Call 05/01/34)	97	89,656
4.50%, 08/10/33	191	181,517
4.52%, 09/15/48	180	158,305
4.67%, 03/15/55	10	8,821
4.75%, 11/01/41	97	88,816
4.81%, 03/15/39	79	74,240
4.86%, 08/21/46	199	181,325
5.01%, 04/15/49	50	46,798
5.25%, 03/16/37	104	104,549
5.50%, 03/16/47	77	76,600
5.85%, 09/15/35	72	73,997
6.40%, 09/15/33	7	7,599
6.55%, 09/15/43	42	47,289
7.75%, 12/01/30	15	17,581
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	30	24,956
3.75%, 01/16/24	71	70,249
4.13%, 05/30/25	112	110,634
4.13%, 06/04/81 (Call 03/04/31)(a)	70	52,301
4.25%, 09/17/50	99	78,315
4.38%, 05/30/28	252	249,435
4.38%, 02/19/43	29	24,260
4.88%, 06/19/49	136	116,768
5.00%, 05/30/38	139	129,427
5.13%, 06/19/59	78	68,279
5.13%, 06/04/81 (Call 12/04/50)(a)	70	50,111
5.25%, 05/30/48	229	206,656
6.15%, 02/27/37	20	20,451
6.25%, 11/30/32	147	154,866
7.00%, 04/04/79 (Call 01/04/29)(a)	170	168,274
		14,095,271
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	15	14,419
3.50%, 09/15/27 (Call 06/15/27)	15	13,966
3.55%, 11/19/26 (Call 09/19/26)	55	51,826
3.90%, 11/19/29 (Call 08/19/29)	90	81,176

	Par
Security	(000)	Value

Toys, Games & Hobbies (continued)
5.10%, 05/15/44 (Call 11/15/43)	$53	$45,014
6.35%, 03/15/40	46	45,359
		251,760
Transportation — 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	27	26,257
4.50%, 06/20/29 (Call 03/20/29)(b)	70	66,592
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	102	96,934
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	100	97,304
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	160,684
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	70	66,686
2.85%, 03/01/27 (Call 02/01/27)	80	72,748
2.90%, 12/01/26 (Call 10/01/26)	99	90,698
3.35%, 09/01/25 (Call 08/01/25)	101	96,103
3.65%, 03/18/24 (Call 02/18/24)	80	78,314
4.63%, 06/01/25 (Call 05/01/25)	82	80,617
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	162,774
		1,095,711
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	45	41,593
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	50	37,493
3.10%, 06/01/51 (Call 12/01/50)	45	27,733
3.25%, 03/30/25 (Call 12/30/24)	15	14,269
3.25%, 09/15/26 (Call 06/15/26)	35	32,474
3.50%, 03/15/28 (Call 12/15/27)	20	18,200
3.85%, 03/30/27 (Call 12/30/26)	5	4,719
4.00%, 06/30/30 (Call 03/30/30)	50	44,903
4.35%, 02/15/24 (Call 01/15/24)	105	103,758
4.55%, 11/07/28 (Call 08/07/28)	66	63,242
4.70%, 04/01/29 (Call 01/01/29)	25	24,004
5.20%, 03/15/44 (Call 09/15/43)	25	21,918
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	5	4,405
1.70%, 06/15/26 (Call 05/15/26)(b)	177	154,792
2.70%, 11/01/24 (Call 10/01/24)(b)	212	199,929
3.35%, 11/01/29 (Call 08/01/29)(b)	12	10,217
3.40%, 11/15/26 (Call 08/15/26)(b)	5	4,605
3.45%, 07/01/24 (Call 06/01/24)(b)	35	33,774
3.95%, 03/10/25 (Call 01/10/25)(b)	37	35,627
4.00%, 07/15/25 (Call 06/15/25)(b)	27	25,916
4.20%, 04/01/27 (Call 01/01/27)(b)	5	4,719
4.45%, 01/29/26 (Call 11/29/25)(b)	32	30,948
		939,238
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	55	47,921
2.95%, 09/01/27 (Call 06/01/27)	5	4,637
3.40%, 03/01/25 (Call 12/01/24)	35	34,058
3.45%, 06/01/29 (Call 03/01/29)	77	70,732
3.45%, 05/01/50 (Call 11/01/49)	59	43,944
3.75%, 09/01/28 (Call 06/01/28)	45	43,201
3.75%, 09/01/47 (Call 03/01/47)	61	48,144
3.85%, 03/01/24 (Call 12/01/23)	60	59,092
4.00%, 12/01/46 (Call 06/01/46)	45	35,859
4.15%, 06/01/49 (Call 12/01/48)	57	47,952

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Water (continued)
4.20%, 09/01/48 (Call 03/01/48)	$60	$50,962
4.30%, 12/01/42 (Call 06/01/42)	77	67,146
4.30%, 09/01/45 (Call 03/01/45)	15	12,869
4.45%, 06/01/32 (Call 03/01/32)	10	9,656
6.59%, 10/15/37	80	88,900
		665,073

Total Corporate Bonds & Notes — 31.4%
(Cost: $278,385,910)		242,126,125

Foreign Government Obligations(g)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(h)	405	87,618
1.00%, 07/09/29	190	41,733
1.50%, 07/09/35(h)	470	104,481
3.50%, 07/09/41(h)	150	37,224
3.88%, 01/09/38(h)	320	90,435
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 01/02/23)(h)	550	145,090
1.00%, 07/09/29 (Call 01/03/23)	90	23,165
1.50%, 07/09/35 (Call 01/02/23)(h)	650	157,300
1.50%, 07/09/46 (Call 01/02/23)(h)	115	28,456
3.50%, 07/09/41 (Call 01/02/23)(h)	390	108,506
3.88%, 01/09/38 (Call 01/02/23)(h)	410	124,988
		948,996
Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30 (Call 05/20/30)(d)	105	86,513

Brazil — 0.2%
Brazilian Government International Bond
3.75%, 09/12/31(c)	200	171,612
3.88%, 06/12/30(c)	200	175,828
5.63%, 01/07/41	300	262,110
7.13%, 01/20/37	150	159,379
8.25%, 01/20/34	110	125,428
8.75%, 02/04/25	100	107,840
10.13%, 05/15/27	200	233,994
		1,236,191
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	130	116,057
1.63%, 01/22/25	490	464,255
CDP Financial Inc.
0.88%, 06/10/25(b)	40	36,632
1.00%, 05/26/26(b)	50	44,538
Export Development Canada, 2.63%, 02/21/24.	340	331,381
Ontario Teachers’ Finance Trust
1.38%, 04/15/25(b)	20	18,578
2.00%, 04/16/31(b)	250	209,187
Province of Alberta Canada
1.00%, 05/20/25	140	129,059
1.30%, 07/22/30	225	182,572
1.88%, 11/13/24	42	39,899
2.05%, 08/17/26(b)	100	92,190
3.30%, 03/15/28	125	119,551
Province of British Columbia Canada
0.90%, 07/20/26	155	137,631
1.30%, 01/29/31(c)	120	97,082

	Par
Security	(000)	Value

Canada (continued)
2.25%, 06/02/26(c)	$30	$28,031
6.50%, 01/15/26	125	131,857
7.25%, 09/01/36	20	25,485
Series 10, 1.75%, 09/27/24	20	19,025
Province of Manitoba Canada
2.13%, 06/22/26	195	180,032
3.05%, 05/14/24	57	55,722
Province of New Brunswick Canada, 3.63%, 02/24/28	195	189,355
Province of Ontario Canada
0.63%, 01/21/26	106	94,407
1.05%, 04/14/26	10	8,975
1.05%, 05/21/27	190	165,860
1.13%, 10/07/30	85	67,798
1.60%, 02/25/31	70	57,452
1.80%, 10/14/31	200	164,452
2.00%, 10/02/29	20	17,433
2.30%, 06/15/26	60	55,905
2.50%, 04/27/26	220	206,831
3.05%, 01/29/24	110	107,978
3.20%, 05/16/24	212	207,614
Province of Quebec Canada
0.60%, 07/23/25	125	113,519
2.50%, 04/20/26	170	160,446
2.75%, 04/12/27	208	196,452
Series NN, 7.13%, 02/09/24	163	167,305
Series PD, 7.50%, 09/15/29	110	130,531
Series QO, 2.88%, 10/16/24	185	179,413
Series QW, 2.50%, 04/09/24.	15	14,573
Series QX, 1.50%, 02/11/25	217	204,134
PSP Capital Inc., 0.50%, 09/15/24(b)	60	55,768
		5,024,965
Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	148,172
3.24%, 02/06/28 (Call 11/06/27)	200	188,342
3.50%, 01/31/34 (Call 10/31/33)	200	174,612
3.50%, 01/25/50 (Call 07/25/49)	200	148,752
3.50%, 04/15/53 (Call 10/15/52)	200	146,524
3.63%, 10/30/42	200	156,148
3.86%, 06/21/47(c)	200	159,670
		1,122,220
Colombia — 0.1%
Colombia Government International Bond
3.25%, 04/22/32 (Call 01/22/32)	200	143,636
3.88%, 04/25/27 (Call 01/25/27)	200	175,570
4.13%, 02/22/42 (Call 08/22/41)	200	124,466
4.50%, 03/15/29 (Call 12/15/28)	200	171,976
6.13%, 01/18/41	200	156,558
7.38%, 09/18/37	200	184,880
		957,086
Costa Rica — 0.0%
Costa Rica Government International Bond, 6.13%, 02/19/31(d)	200	194,312

Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(d)	200	201,502

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26.	95	101,889

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Finland (continued)
Finnvera OYJ, 1.63%, 10/23/24(b)	$30	$28,437
		130,326
France — 0.1%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	300	268,974
2.13%, 01/26/32(b)	200	171,004
3.00%, 05/17/25	300	290,703
		730,681
Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	215	210,199
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	100	89,716
		299,915
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	200	181,398
2.63%, 02/04/51 (Call 08/04/50)(b)	200	128,974
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	163,056
		473,428
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	200	151,374
5.25%, 06/16/29(d)	200	193,702
7.63%, 03/29/41	100	109,182
		454,258
Israel — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	184,682
State of Israel
2.50%, 01/15/30	200	179,024
3.38%, 01/15/50	400	306,820
3.80%, 05/13/60(d)	200	157,358
		827,884
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	50	46,596
2.38%, 10/17/24	295	277,368
2.88%, 10/17/29	250	208,695
3.88%, 05/06/51	105	71,914
4.00%, 10/17/49	35	25,295
5.38%, 06/15/33	222	216,106
		845,974
Japan — 0.3%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	15	14,256
1.75%, 02/18/25(b)	200	188,044
Japan Bank for International Cooperation
0.63%, 07/15/25	330	298,135
1.25%, 01/21/31	105	82,871
1.88%, 04/15/31	310	255,936
2.13%, 02/16/29	100	87,685
2.25%, 11/04/26	15	13,755
2.50%, 05/23/24	11	10,645
2.50%, 05/28/25	30	28,538
2.75%, 01/21/26	200	189,512
2.75%, 11/16/27	15	13,889
2.88%, 04/14/25	300	288,951
2.88%, 06/01/27	55	51,663
2.88%, 07/21/27	200	187,538

	Par
Security	(000)	Value

Japan (continued)
3.25%, 07/20/28	$15	$14,117
Japan International Cooperation Agency
1.00%, 07/22/30	20	15,626
2.13%, 10/20/26	46	42,052
3.38%, 06/12/28	200	189,592
		1,972,805
Kazakhstan — 0.1%
Kazakhstan Government International Bond
4.88%, 10/14/44(d)	200	179,530
5.13%, 07/21/25(d)	200	207,820
		387,350
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd, 2.07%, 04/28/31(d)	250	214,567

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(d)	200	166,930

Netherlands — 0.0%
Nederlandse Waterschapsbank NV, 1.00%, 05/28/30(b)	45	36,350

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	215	199,172
1.13%, 06/14/30(b)	200	162,348
2.75%, 02/05/24(b)	40	39,081
		400,601
Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	151,734
3.16%, 01/23/30 (Call 10/23/29)	200	174,436
3.75%, 04/17/26	100	95,218
4.50%, 05/15/47	400	315,876
4.50%, 04/16/50 (Call 10/16/49)	200	155,214
6.70%, 01/26/36	200	213,582
8.88%, 09/30/27	35	40,883
9.38%, 04/01/29	100	119,972
		1,266,915
Paraguay — 0.0%
Paraguay Government International Bond, 5.60%, 03/13/48(d)	200	171,904

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	200	150,676
2.39%, 01/23/26 (Call 12/23/25)	100	93,033
2.78%, 01/23/31 (Call 10/23/30)	125	105,889
2.78%, 12/01/60 (Call 06/01/60)	100	60,479
3.00%, 01/15/34 (Call 10/15/33)	200	163,740
3.30%, 03/11/41 (Call 09/11/40)	60	44,891
3.55%, 03/10/51 (Call 09/10/50)(c)	75	54,916
3.60%, 01/15/72 (Call 07/15/71)	25	16,813
5.63%, 11/18/50	25	25,061
6.55%, 03/14/37	100	107,579
8.75%, 11/21/33	100	124,278
		947,355
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	90	86,336
4.00%, 01/22/24	160	158,512
		244,848

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Qatar — 0.2%
Qatar Government International Bond
3.40%, 04/16/25(d)	$200	$195,654
3.75%, 04/16/30(d)	200	193,362
4.00%, 03/14/29(d)	200	196,558
4.40%, 04/16/50(d)	200	183,160
4.50%, 04/23/28(d)	200	201,310
4.82%, 03/14/49(d)	200	194,566
5.10%, 04/23/48(d)	400	402,708
5.75%, 01/20/42(b)	200	218,586
		1,785,904
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(d)	176	141,399
3.63%, 03/27/32(d)	50	40,568
4.00%, 02/14/51	60	40,088
4.88%, 01/22/24(d)	76	75,852
5.13%, 06/15/48(d)	100	80,125
5.25%, 11/25/27(d)	50	48,698
6.13%, 01/22/44(d)	50	45,888
		472,618
South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	196,116
5.65%, 09/27/47	200	152,736
5.88%, 09/16/25	200	202,388
5.88%, 06/22/30(c)	200	191,460
6.25%, 03/08/41	125	109,135
		851,835
South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(d)	200	182,280
Korea International Bond
1.75%, 10/15/31	200	166,646
2.75%, 01/19/27	200	188,970
Korea National Oil Corp, 2.13%, 04/18/27(d)	200	177,294
Korea National Oil Corp., 2.50%, 10/24/26(d)	200	182,654
		897,844
Supranational — 2.2%
African Development Bank
0.88%, 03/23/26	300	269,100
0.88%, 07/22/26	310	275,376
Asian Development Bank
0.38%, 06/11/24	147	138,042
0.38%, 09/03/25	190	171,222
0.50%, 02/04/26	275	245,063
0.63%, 10/08/24	345	321,633
0.63%, 04/29/25	316	290,116
0.75%, 10/08/30	160	126,504
1.00%, 04/14/26	234	210,874
1.25%, 06/09/28	25	21,640
1.50%, 10/18/24	291	275,574
1.50%, 01/20/27	25	22,637
1.50%, 03/04/31(c)	20	16,688
1.75%, 08/14/26	10	9,183
1.75%, 09/19/29	285	248,454
1.88%, 01/24/30	45	39,276
2.00%, 01/22/25	115	109,633
2.00%, 04/24/26	104	96,882
2.13%, 03/19/25	74	70,600
2.38%, 08/10/27	115	107,164

	Par
Security	(000)	Value

Supranational (continued)
2.50%, 11/02/27	$40	$37,354
2.63%, 01/30/24	195	190,624
2.63%, 01/12/27	15	14,225
2.75%, 01/19/28	25	23,584
2.88%, 05/06/25	5	4,844
3.13%, 09/26/28	10	9,569
5.82%, 06/16/28	105	113,970
6.22%, 08/15/27	180	194,258
6.38%, 10/01/28	35	39,093
Council of Europe Development Bank
0.38%, 06/10/24	85	79,880
0.88%, 09/22/26	195	172,518
1.38%, 02/27/25	105	98,607
European Bank for Reconstruction & Development
0.50%, 05/19/25	179	163,470
0.50%, 11/25/25	60	53,841
0.50%, 01/28/26	285	254,169
1.50%, 02/13/25	195	183,813
1.63%, 09/27/24	125	118,814
European Investment Bank
0.00%, 11/06/26(f)	10	8,491
0.38%, 12/15/25	150	134,001
0.38%, 03/26/26	245	216,700
0.63%, 07/25/25	105	95,745
0.63%, 10/21/27	30	25,646
0.75%, 10/26/26	275	242,286
0.75%, 09/23/30	334	265,887
0.88%, 05/17/30	74	59,960
1.25%, 02/14/31(c)	60	49,516
1.38%, 03/15/27	70	63,021
1.63%, 03/14/25	262	247,150
1.63%, 10/09/29	40	34,762
1.63%, 05/13/31	5	4,238
1.88%, 02/10/25	591	561,710
2.13%, 04/13/26	125	117,192
2.25%, 06/24/24	180	174,101
2.38%, 05/24/27	230	215,632
2.50%, 10/15/24	174	168,101
2.63%, 03/15/24	105	102,515
3.25%, 01/29/24	373	367,401
4.88%, 02/15/36	157	171,086
European Stability Mechanism
0.38%, 09/10/25(b)	215	193,328
1.38%, 09/11/24(b)	45	42,600
Inter-American Development Bank
0.50%, 09/23/24	95	88,485
0.63%, 07/15/25	80	72,930
0.63%, 09/16/27	70	59,837
0.88%, 04/03/25	110	101,854
0.88%, 04/20/26(c)	375	336,559
1.13%, 07/20/28	355	304,256
1.13%, 01/13/31	110	89,110
1.75%, 03/14/25	100	94,595
2.00%, 06/02/26	50	46,483
2.00%, 07/23/26	225	208,759
2.13%, 01/15/25	196	187,298
2.25%, 06/18/29	106	95,774
2.38%, 07/07/27	10	9,332
2.63%, 01/16/24	127	124,306
3.00%, 02/21/24	202	198,196

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
3.13%, 09/18/28	$331	$316,300
3.20%, 08/07/42	5	4,257
3.50%, 09/14/29	300	292,449
3.88%, 10/28/41	125	117,765
4.38%, 01/24/44	79	79,670
International Bank for Reconstruction & Development
0.38%, 07/28/25	185	167,399
0.50%, 10/28/25	200	180,070
0.63%, 04/22/25	517	475,268
0.65%, 02/10/26 (Call 02/10/23)	5	4,411
0.75%, 03/11/25	225	208,096
0.75%, 11/24/27	184	157,559
0.75%, 08/26/30	86	68,143
0.85%, 02/10/27 (Call 02/10/23)	25	21,508
0.88%, 07/15/26	45	40,130
0.88%, 05/14/30	124	100,027
1.13%, 09/13/28	385	329,387
1.25%, 02/10/31	161	131,899
1.38%, 04/20/28	285	249,435
1.50%, 08/28/24	475	451,402
1.63%, 01/15/25	190	179,765
1.63%, 11/03/31	105	87,525
1.75%, 10/23/29	250	217,990
1.88%, 10/27/26	328	301,760
2.13%, 03/03/25	10	9,552
2.50%, 03/19/24	537	522,818
2.50%, 11/25/24	212	204,258
2.50%, 07/29/25	352	337,110
2.50%, 11/22/27	50	46,722
3.13%, 11/20/25	40	38,828
4.75%, 02/15/35	170	180,028
International Finance Corp.
0.38%, 07/16/25	340	308,077
0.75%, 10/08/26	50	44,099
0.75%, 08/27/30	20	15,850
1.38%, 10/16/24	365	344,951
2.13%, 04/07/26	215	201,281
Nordic Investment Bank, 0.38%, 09/11/25.	365	328,515
		17,161,441
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	200	180,102
0.63%, 10/07/24	15	13,951
0.63%, 05/14/25	200	182,618
2.25%, 03/22/27	200	185,338
		562,009
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	200	176,804
1.70%, 03/02/31(d)	400	331,636
1.88%, 09/15/31(d)	200	166,540
2.50%, 09/30/29(d)	200	180,426
3.00%, 09/15/51(d)	200	142,678
3.13%, 10/11/27(d)	200	192,168
3.13%, 09/30/49(d)	200	146,918
3.88%, 04/16/50(d)	200	167,656
4.13%, 10/11/47(d)	200	175,016
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	177,336
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	163,334

	Par
Security	(000)	Value

United Arab Emirates (continued)
UAE International Government Bond
2.88%, 10/19/41(d)	$200	$152,292
4.05%, 07/07/32(d)	200	196,992
		2,369,796
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(c)	215	200,225
4.38%, 01/23/31 (Call 10/23/30)(c)	50	50,000
4.50%, 08/14/24(c)	20	19,992
4.98%, 04/20/55	58	56,275
5.10%, 06/18/50	154	153,219
7.63%, 03/21/36	100	127,170
7.88%, 01/15/33(c)	125	156,156
		763,037

Total Foreign Government Obligations — 5.8%
(Cost: $50,283,707)		44,208,360

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.2%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	571	554,269
3.50%, 04/01/50	569	529,357
4.00%, 01/01/48	40	38,205
4.50%, 10/01/52	445	434,360
5.00%, 08/01/52	125	124,544
5.00%, 10/01/52	150	149,453
5.00%, 11/01/52	125	124,486
Federal National Mortgage Association
1.50%, 12/15/37(i)	1,282	1,123,090
2.00%, 01/01/37	125	112,605
2.00%, 04/01/37	657	590,655
2.50%, 12/16/35(i)	3,538	3,268,765
3.00%, 02/01/52	499	442,940
3.50%, 08/01/49	75	69,495
4.00%, 12/15/37(i)	525	513,187
4.50%, 05/01/52	174	171,971
4.50%, 10/01/52	597	585,721
5.00%, 10/01/52	274	274,986
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	152	141,138
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	50	47,316
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	340	273,349
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	201,963
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	391,144
Freddie Mac Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24	75	72,629
Series K048, Class A2, 3.28%, 06/25/25(a)	100	96,534
Series K058, Class A2, 2.65%, 08/25/26	75	70,382
Series K064, Class A2, 3.22%, 03/25/27	100	95,450
Series K070, Class A2, 3.30%, 11/25/27(a)	200	191,085
Series K115, Class A2, 1.38%, 06/25/30.	50	40,385
Series K131, Class A2, 1.85%, 07/25/31	1,000	820,290
Series K735, Class A2, 2.86%, 05/25/26	697	660,286
Series K739, Class A2, 1.34%, 09/25/27	180	157,339
Government National Mortgage Association
1.50%, 10/20/51	183	148,104
2.00%, 08/20/50	173	147,909
2.00%, 11/20/50	463	395,557
2.00%, 12/20/50	3,332	2,847,757

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.00%, 01/20/51	$4,544	$3,883,802
2.00%, 02/20/51	1,760	1,502,569
2.00%, 10/20/51	2,159	1,837,119
2.00%, 12/20/51	422	359,203
2.00%, 12/20/52(i)	464	394,835
2.50%, 10/20/50	566	498,872
2.50%, 01/20/51	201	176,928
2.50%, 02/20/51	207	182,044
2.50%, 05/20/51	2,107	1,854,564
2.50%, 07/20/51	1,509	1,327,109
2.50%, 08/20/51	131	115,495
2.50%, 11/20/51	3,711	3,259,011
2.50%, 12/20/51	935	821,031
2.50%, 02/20/52	1,927	1,691,449
2.50%, 08/20/52	392	344,511
2.50%, 12/20/52(i)	98	86,117
3.00%, 03/20/45	35	32,388
3.00%, 12/20/45	4	3,812
3.00%, 01/20/46	4	3,846
3.00%, 03/20/46	284	260,819
3.00%, 05/20/46	3	2,379
3.00%, 08/20/46	11	10,186
3.00%, 09/20/46	101	93,002
3.00%, 04/20/49	52	47,893
3.00%, 10/15/49	36	32,490
3.00%, 12/20/49	1,130	1,031,244
3.00%, 01/20/50	159	144,650
3.00%, 02/20/50	398	362,702
3.00%, 07/20/50	132	119,774
3.00%, 12/20/50	183	166,085
3.00%, 08/20/51	1,162	1,052,117
3.00%, 09/20/51	1,334	1,207,426
3.00%, 10/20/51	654	591,573
3.00%, 11/20/51	150	135,982
3.00%, 12/20/51	484	437,354
3.00%, 02/20/52	981	886,917
3.00%, 12/20/52(i)	843	761,292
3.50%, 10/20/42	822	781,960
3.50%, 05/20/47	466	440,477
3.50%, 09/20/47	895	845,343
3.50%, 02/20/48	163	153,760
3.50%, 09/20/49	250	235,298
3.50%, 10/20/49	167	156,901
3.50%, 12/20/49	70	65,840
3.50%, 01/20/50	371	349,072
3.50%, 01/20/52	1,000	931,744
3.50%, 09/20/52	350	324,493
3.50%, 12/20/52(i)	1,836	1,704,324
4.00%, 02/20/49	898	870,882
4.00%, 01/20/50	51	49,094
4.00%, 07/20/52	96	91,668
4.00%, 08/20/52	350	334,048
4.00%, 09/20/52	1,096	1,045,260
4.00%, 12/20/52(i)	1,353	1,291,428
4.50%, 07/20/41	200	201,620
4.50%, 09/20/48	101	100,030
4.50%, 01/20/49	199	196,933
4.50%, 08/20/52	1,962	1,919,182
4.50%, 12/20/52(i)	704	689,507
5.00%, 09/20/52	526	524,911

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.00%, 12/20/52(i)	$722	$721,323
5.50%, 12/20/52(i)	325	328,854
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	180	157,577
1.50%, 10/01/36	69	60,765
1.50%, 02/01/37	1,413	1,236,046
1.50%, 03/01/37	1,774	1,550,792
1.50%, 04/01/37	138	120,589
1.50%, 08/01/37	121	105,948
1.50%, 11/01/50	467	362,722
1.50%, 03/01/51	660	513,778
1.50%, 04/01/51	489	380,474
1.50%, 05/01/51	943	733,491
1.50%, 07/01/51	1,682	1,309,158
1.50%, 11/01/51	347	270,119
1.50%, 12/13/52(i)	750	584,209
2.00%, 12/01/35	51	46,031
2.00%, 02/01/36	864	777,454
2.00%, 03/01/36	166	149,527
2.00%, 04/01/36	61	54,522
2.00%, 05/01/36	36	32,681
2.00%, 06/01/36	665	597,800
2.00%, 08/01/36	458	412,179
2.00%, 09/01/36	813	730,350
2.00%, 10/01/36	272	243,929
2.00%, 11/01/36	235	210,958
2.00%, 12/01/36	506	453,950
2.00%, 01/01/37	693	623,253
2.00%, 02/01/37	731	657,322
2.00%, 04/01/37	3,360	3,015,301
2.00%, 05/01/37	2,231	2,001,796
2.00%, 06/01/37	698	626,405
2.00%, 07/01/50	275	227,508
2.00%, 08/01/50	868	717,418
2.00%, 09/01/50	364	300,490
2.00%, 10/01/50	818	676,646
2.00%, 11/01/50	1,806	1,491,820
2.00%, 12/01/50	61	50,605
2.00%, 01/01/51	757	625,805
2.00%, 02/01/51	419	345,852
2.00%, 03/01/51	2,298	1,896,496
2.00%, 04/01/51	1,730	1,427,237
2.00%, 05/01/51	1,144	943,371
2.00%, 06/01/51	883	727,162
2.00%, 07/01/51	657	541,601
2.00%, 08/01/51	2,105	1,732,597
2.00%, 09/01/51	1,908	1,571,974
2.00%, 10/01/51	4,804	3,963,163
2.00%, 11/01/51	3,435	2,830,966
2.00%, 12/01/51	5,261	4,340,001
2.00%, 01/01/52	4,292	3,535,985
2.00%, 02/01/52	1,996	1,641,559
2.00%, 03/01/52	1,017	835,599
2.00%, 12/13/52(i)	1,204	991,796
2.50%, 07/01/32	446	420,199
2.50%, 11/01/34	45	41,945
2.50%, 10/01/35	121	112,192
2.50%, 03/01/36	99	91,743
2.50%, 05/01/36	533	492,825
2.50%, 06/01/36	96	88,883

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/36	$605	$559,619
2.50%, 08/01/36	103	95,525
2.50%, 05/01/37	27	25,180
2.50%, 10/01/50	108	93,229
2.50%, 11/01/50	1,410	1,211,249
2.50%, 12/01/50	317	271,958
2.50%, 01/01/51	312	266,908
2.50%, 03/01/51	563	483,397
2.50%, 04/01/51	146	124,870
2.50%, 07/01/51	418	359,757
2.50%, 08/01/51	1,627	1,402,372
2.50%, 09/01/51	1,750	1,499,300
2.50%, 10/01/51	2,936	2,514,419
2.50%, 11/01/51	2,587	2,217,037
2.50%, 12/01/51	3,648	3,125,925
2.50%, 01/01/52	3,210	2,748,653
2.50%, 02/01/52	489	418,415
2.50%, 03/01/52	7,492	6,405,945
2.50%, 04/01/52	2,124	1,817,513
2.50%, 12/13/52(i)	2,083	1,781,779
3.00%, 03/01/30	117	112,750
3.00%, 09/01/34	469	444,369
3.00%, 03/01/35	42	40,222
3.00%, 07/01/35	32	30,422
3.00%, 10/01/35	262	247,852
3.00%, 07/01/37	457	430,032
3.00%, 12/15/37(i)	1,575	1,482,153
3.00%, 11/01/46	100	90,366
3.00%, 12/01/46	90	81,196
3.00%, 04/01/48	647	590,287
3.00%, 11/01/48	131	118,525
3.00%, 02/01/49	929	839,989
3.00%, 12/01/49	1,298	1,161,533
3.00%, 04/01/50	20	17,865
3.00%, 07/01/50	33	29,608
3.00%, 08/01/50	188	169,137
3.00%, 10/01/50	269	239,509
3.00%, 01/01/51	84	75,200
3.00%, 04/01/51	84	74,512
3.00%, 07/01/51	2,311	2,050,882
3.00%, 08/01/51	451	401,592
3.00%, 11/01/51	74	65,335
3.00%, 01/01/52	1,356	1,202,344
3.00%, 03/01/52	1,905	1,685,705
3.00%, 04/01/52	4,746	4,199,615
3.00%, 05/01/52	1,184	1,047,693
3.00%, 12/13/52(i)	2,399	2,122,995
3.50%, 02/01/34	132	128,452
3.50%, 12/15/37(i)	1,125	1,080,791
3.50%, 07/01/45	1,846	1,722,775
3.50%, 07/01/47	65	60,302
3.50%, 09/01/47	670	624,308
3.50%, 10/01/47	341	317,650
3.50%, 11/01/47	85	79,179
3.50%, 02/01/48	408	380,387
3.50%, 02/01/49	66	62,298
3.50%, 03/01/49	262	243,814
3.50%, 06/01/49	387	361,005
3.50%, 09/01/49	438	404,889
3.50%, 12/01/49	334	308,561

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/50	$448	$412,952
3.50%, 02/01/51	1,864	1,724,637
3.50%, 10/01/51	826	768,065
3.50%, 06/01/52	2,519	2,308,519
3.50%, 07/01/52	343	315,968
3.50%, 12/13/52(i)	1,891	1,730,856
4.00%, 09/01/47	43	41,377
4.00%, 05/01/48	1,294	1,243,792
4.00%, 09/01/48	387	372,169
4.00%, 03/01/49	195	187,840
4.00%, 07/01/49	797	765,815
4.00%, 08/01/49	284	274,302
4.00%, 04/01/50	589	565,369
4.00%, 05/01/50	273	260,259
4.00%, 03/01/51	1,392	1,335,893
4.00%, 05/01/52	569	538,433
4.00%, 06/01/52	713	674,497
4.00%, 08/01/52	2,210	2,090,494
4.00%, 12/13/52(i)	1,650	1,560,217
4.50%, 04/01/49	91	89,802
4.50%, 10/01/50	153	148,930
4.50%, 06/01/52	773	751,344
4.50%, 09/01/52	931	905,334
4.50%, 12/13/52(i)	2,601	2,531,505
5.00%, 09/01/49	31	31,271
5.00%, 12/13/52(i)	4,125	4,104,375
5.50%, 12/13/52(i)	1,675	1,694,015
		186,338,991
U.S. Government Obligations — 35.4%
U.S. Treasury Note/Bond
0.13%, 12/15/23	3,250	3,098,926
0.13%, 01/15/24	1,500	1,425,879
0.25%, 03/15/24	1,710	1,616,484
0.25%, 05/15/24	2,600	2,440,852
0.25%, 06/15/24	3,875	3,626,455
0.25%, 05/31/25	1,250	1,134,082
0.25%, 06/30/25	1,150	1,042,637
0.25%, 07/31/25	1,200	1,083,656
0.25%, 08/31/25	300	269,953
0.25%, 09/30/25	1,280	1,151,600
0.25%, 10/31/25	1,300	1,165,227
0.38%, 04/15/24	1,850	1,745,937
0.38%, 07/15/24	1,300	1,216,465
0.38%, 08/15/24	2,400	2,238,656
0.38%, 09/15/24	7,740	7,203,037
0.38%, 04/30/25	2,590	2,364,184
0.38%, 11/30/25	1,400	1,254,859
0.38%, 12/31/25	1,560	1,396,809
0.38%, 01/31/26	3,770	3,362,369
0.38%, 09/30/27	2,300	1,951,047
0.50%, 02/28/26	800	714,250
0.50%, 05/31/27	1,000	861,641
0.50%, 08/31/27	1,380	1,180,331
0.50%, 10/31/27	230	195,805
0.63%, 10/15/24	4,040	3,768,247
0.63%, 07/31/26	2,000	1,772,344
0.63%, 11/30/27	700	598,336
0.63%, 12/31/27	1,745	1,488,294
0.63%, 05/15/30	115	92,431
0.63%, 08/15/30	2,050	1,638,078

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
0.75%, 12/31/23	$2,000	$1,916,094
0.75%, 11/15/24	5,150	4,801,771
0.75%, 03/31/26	300	269,836
0.75%, 04/30/26	1,400	1,254,750
0.75%, 08/31/26	600	532,969
0.75%, 01/31/28	2,700	2,312,719
0.88%, 01/31/24	1,950	1,866,211
0.88%, 06/30/26	6,300	5,647,852
0.88%, 09/30/26	6,900	6,146,391
0.88%, 11/15/30	1,190	967,247
1.00%, 12/15/24	1,770	1,655,227
1.00%, 07/31/28	2,100	1,800,750
1.13%, 01/15/25	4,840	4,528,047
1.13%, 10/31/26	3,100	2,784,187
1.13%, 02/28/27	700	624,750
1.13%, 02/29/28	2,130	1,859,091
1.13%, 08/31/28	2,400	2,070,000
1.13%, 02/15/31	1,015	841,181
1.13%, 05/15/40	2,950	1,887,539
1.13%, 08/15/40	1,390	882,867
1.25%, 11/30/26	1,900	1,712,523
1.25%, 12/31/26	2,700	2,428,523
1.25%, 03/31/28	2,550	2,236,031
1.25%, 04/30/28	1,400	1,225,438
1.25%, 05/31/28	2,600	2,270,937
1.25%, 06/30/28	4,660	4,062,209
1.25%, 09/30/28	4,700	4,075,414
1.25%, 08/15/31	2,550	2,100,562
1.25%, 05/15/50	1,055	588,492
1.38%, 10/31/28	1,970	1,717,748
1.38%, 12/31/28	1,400	1,219,422
1.38%, 11/15/31	2,950	2,441,586
1.38%, 11/15/40	1,480	981,425
1.38%, 08/15/50	1,840	1,060,875
1.50%, 02/29/24	3,000	2,886,094
1.50%, 02/15/25	14,750	13,879,981
1.50%, 08/15/26	1,400	1,280,781
1.50%, 01/31/27	2,000	1,815,156
1.50%, 11/30/28	2,300	2,017,352
1.63%, 05/15/26	1,650	1,523,027
1.63%, 10/31/26	600	549,750
1.63%, 05/15/31	3,400	2,908,594
1.63%, 11/15/50	2,000	1,235,000
1.75%, 03/15/25	910	860,590
1.75%, 01/31/29	2,300	2,043,047
1.75%, 08/15/41	2,820	1,966,950
1.88%, 02/28/27	6,800	6,263,969
1.88%, 02/28/29	5,250	4,699,980
1.88%, 02/15/32	4,150	3,576,133
1.88%, 02/15/41	1,150	831,055
1.88%, 02/15/51	2,470	1,628,270
1.88%, 11/15/51	1,570	1,032,520
2.00%, 04/30/24	500	482,051
2.00%, 06/30/24	720	692,072
2.00%, 11/15/26	4,000	3,715,000
2.00%, 11/15/41	1,800	1,311,188
2.00%, 02/15/50	900	614,672
2.00%, 08/15/51	3,150	2,141,016
2.13%, 11/30/24	450	430,998
2.25%, 11/15/24	1,600	1,536,312

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/25	$1,550	$1,471,410
2.25%, 03/31/26	600	567,375
2.25%, 02/15/27	570	533,262
2.25%, 08/15/27	700	651,875
2.25%, 11/15/27	1,000	928,203
2.25%, 05/15/41	3,150	2,421,562
2.25%, 08/15/46	2,300	1,669,297
2.25%, 02/15/52	3,620	2,616,016
2.38%, 08/15/24	2,000	1,929,609
2.38%, 05/15/27	1,200	1,125,750
2.38%, 03/31/29	1,680	1,546,387
2.38%, 05/15/29	1,000	920,391
2.38%, 02/15/42	4,300	3,347,281
2.38%, 05/15/51	3,000	2,231,250
2.50%, 03/31/27	1,700	1,605,836
2.50%, 02/15/45	1,375	1,060,254
2.50%, 02/15/46	1,360	1,041,675
2.50%, 05/15/46	1,700	1,299,703
2.63%, 12/31/23	500	488,965
2.63%, 01/31/26	560	536,550
2.63%, 05/31/27	1,000	949,375
2.63%, 02/15/29	1,000	935,234
2.63%, 07/31/29	1,000	933,438
2.75%, 05/15/25	3,000	2,898,281
2.75%, 04/30/27	1,000	954,297
2.75%, 05/31/29	1,400	1,316,984
2.75%, 08/15/32	2,400	2,224,125
2.75%, 08/15/42	690	568,172
2.75%, 11/15/42	200	164,250
2.75%, 08/15/47	1,150	922,336
2.75%, 11/15/47	1,000	802,188
2.88%, 05/31/25	600	581,156
2.88%, 06/15/25	2,250	2,180,566
2.88%, 08/15/28	600	570,750
2.88%, 04/30/29	1,200	1,137,656
2.88%, 05/15/32	3,600	3,376,125
2.88%, 08/15/45	960	790,200
2.88%, 11/15/46	600	493,031
2.88%, 05/15/49	200	165,719
2.88%, 05/15/52	2,800	2,329,250
3.00%, 06/30/24	3,000	2,928,750
3.00%, 09/30/25	1,480	1,436,641
3.00%, 10/31/25	250	242,520
3.00%, 05/15/42	250	215,586
3.00%, 11/15/44	500	422,500
3.00%, 05/15/45	990	833,920
3.00%, 11/15/45	400	336,625
3.00%, 02/15/47	1,200	1,007,250
3.00%, 05/15/47	600	504,188
3.00%, 02/15/48	1,200	1,010,625
3.00%, 08/15/48	400	337,938
3.00%, 08/15/52	1,200	1,028,250
3.13%, 08/15/25	1,130	1,100,779
3.13%, 11/15/28	700	674,023
3.13%, 08/31/29	1,800	1,732,500
3.13%, 08/15/44	500	431,953
3.13%, 05/15/48	1,000	863,906
3.25%, 06/30/27	1,700	1,656,305
3.25%, 06/30/29	1,500	1,453,594
3.25%, 05/15/42	1,300	1,167,969

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
3.38%, 05/15/44	$100	$90,156
3.38%, 11/15/48	500	453,359
3.50%, 09/15/25	3,000	2,952,187
3.88%, 11/30/27	1,000	1,004,063
3.88%, 09/30/29	500	503,750
3.88%, 11/30/29	500	504,453
4.00%, 11/15/42	300	301,406
4.00%, 11/15/52	200	208,063
4.13%, 09/30/27	1,200	1,215,094
4.13%, 11/15/32	400	415,813
4.25%, 10/15/25	3,000	3,011,719
4.25%, 05/15/39	400	421,375
4.50%, 11/15/25	800	809,125
4.50%, 02/15/36	100	108,875
4.75%, 02/15/37	800	893,250
5.00%, 05/15/37	400	456,500
		272,811,887

Total U.S. Government & Agency Obligations — 59.6%
(Cost: $512,926,391)		459,150,878

Total Long-Term Investments — 98.1%
(Cost: $853,067,820)		755,665,802

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(j)(k)(l)	50,039	50,038,798

Total Short-Term Securities — 6.5%
(Cost: $50,038,798)		50,038,798

Total Investments Before TBA Sales Commitments — 104.6%
(Cost: $903,106,618)		805,704,600

	Par
Security	(000)	Value

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities, 5.00%, 12/13/52	$(525)	$(522,375)

Total TBA Sales Commitments — (0.1)%
(Proceeds: $(515,938))		(522,375)

Total Investments, Net of TBA Sales Commitments — 104.5%
(Cost: $902,590,680)		805,182,225

Liabilities in Excess of Other Assets — (4.5)%		(34,946,414)

Net Assets — 100.0%		$770,235,811

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$61,606,954	$—	$(11,568,156)	(a)	$—	$—	$50,038,798	50,039	$645,498	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$1,666,500	$—	$1,666,500
Collaterized Mortgage Obligations	—	8,513,939	—	8,513,939
Corporate Bonds & Notes	—	242,126,125	—	242,126,125
Foreign Government Obligations	—	44,208,360	—	44,208,360
U.S. Government & Agency Obligations	—	459,150,878	—	459,150,878
Money Market Funds	50,038,798	—	—	50,038,798
	50,038,798	755,665,802	—	805,704,600
Liabilities
TBA Sales Commitments	—	(522,375)	—	(522,375)
	$50,038,798	$755,143,427	$—	$805,182,225

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
PIK	Payment-in-kind	TBA	To-Be-Announced
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust